UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

ANNUAL REPORT
VIRTUS EQUITY TRUST

September 30, 2021
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund
Virtus SGA New Leaders Growth Fund
Virtus Tactical Allocation Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus KAR Capital Growth Fund (“KAR Capital Growth Fund”)	9	43
Virtus KAR Equity Income Fund (“KAR Equity Income Fund”)	11	44
Virtus KAR Global Quality Dividend Fund (“KAR Global Quality Dividend Fund”)	13	46
Virtus KAR Mid-Cap Core Fund (“KAR Mid-Cap Core Fund”)	15	47
Virtus KAR Mid-Cap Growth Fund (“KAR Mid-Cap Growth Fund”)	17	48
Virtus KAR Small-Cap Core Fund (“KAR Small-Cap Core Fund”)	19	50
Virtus KAR Small-Cap Growth Fund (“KAR Small-Cap Growth Fund”)	21	51
Virtus KAR Small-Cap Value Fund (“KAR Small-Cap Value Fund”)	23	52
Virtus KAR Small-Mid Cap Core Fund (“KAR Small-Mid Cap Core Fund”)	25	53
Virtus KAR Small-Mid Cap Growth Fund (“KAR Small-Mid Cap Growth Fund”)	27	54
Virtus KAR Small-Mid Cap Value Fund (“KAR Small-Mid Cap Value Fund”)	29	55
Virtus SGA Emerging Markets Growth Fund (“SGA Emerging Markets Growth Fund”)	31	56
Virtus SGA Global Growth Fund (“SGA Global Growth Fund”)	34	57
Virtus SGA New Leaders Growth Fund (“SGA New Leaders Growth Fund”)	37	58
Virtus Tactical Allocation Fund (“Tactical Allocation Fund”)	39	59
Statements of Assets and Liabilities		72
Statements of Operations		80
Statements of Changes in Net Assets		83
Financial Highlights		91
Notes to Financial Statements		102
Report of Independent Registered Public Accounting Firm		122
Tax Information Notice		124
Statement Regarding Liquidity Risk Management Program		125
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees		126
Fund Management Tables		129
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Equity Trust Shareholders:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2021.
During this fiscal year, markets expressed optimism about the economic reopening that was driven by the release of COVID-19 vaccines, monetary support, and fiscal stimulus. Doubts crept in during the period, however, as the Delta variant impacted productivity and cascading supply chain issues led to higher prices. Strong corporate profitability drove equity markets higher for much of the period, although concerns about inflation and interest rates hindered fixed income markets.
Domestic and international equity indexes delivered strong returns for the 12 months ended September 30, 2021. U.S. large-capitalization stocks returned 30.00%, as measured by the S&P 500® Index, but were outpaced by small-cap stocks, which gained 47.68%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 25.73%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 18.20%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.52% on September 30, 2021, from 0.69% on September 30, 2020, based on fears of rising inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 0.90% for the 12-month period, but non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 11.28%.
On behalf of our investment managers, I thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2021
Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2021.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,102.80	1.20%	$ 6.33
	Class C	1,000.00	1,098.10	2.06	10.83
	Class I	1,000.00	1,103.90	1.00	5.27
	Class R6	1,000.00	1,105.30	0.73	3.85
KAR Equity Income Fund
	Class A	1,000.00	1,016.90	1.26	6.37
	Class C	1,000.00	1,012.80	2.00	10.09
	Class I	1,000.00	1,018.00	1.01	5.11
	Class R6	1,000.00	1,018.50	0.96	4.86
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,020.80	1.35	6.84
	Class C	1,000.00	1,016.50	2.10	10.62
	Class I	1,000.00	1,022.20	1.10	5.58
	Class R6	1,000.00	1,023.40	0.78	3.96
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,095.90	1.20	6.30
	Class C	1,000.00	1,091.90	1.95	10.23
	Class I	1,000.00	1,097.10	0.95	4.99
	Class R6	1,000.00	1,097.70	0.87	4.57
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,099.50	1.27	6.68
	Class C	1,000.00	1,095.20	2.00	10.50
	Class I	1,000.00	1,100.80	1.01	5.32
	Class R6	1,000.00	1,101.80	0.83	4.37
KAR Small-Cap Core Fund
	Class A	1,000.00	1,035.60	1.26	6.43
	Class C	1,000.00	1,032.00	1.98	10.09
	Class I	1,000.00	1,037.10	0.99	5.06
	Class R6	1,000.00	1,037.50	0.91	4.65
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,055.70	1.34	6.91
	Class C	1,000.00	1,052.00	2.05	10.55
	Class I	1,000.00	1,057.00	1.07	5.52
	Class R6	1,000.00	1,057.50	0.97	5.00

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$ 985.20	1.21%	$ 6.02
	Class C	1,000.00	981.50	1.97	9.79
	Class I	1,000.00	986.30	0.96	4.78
	Class R6	1,000.00	986.60	0.91	4.53
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,043.00	1.30	6.66
	Class C	1,000.00	1,039.50	2.05	10.48
	Class I	1,000.00	1,045.00	1.00	5.13
	Class R6	1,000.00	1,045.40	0.97	4.97
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,093.00	1.30	6.82
	Class C	1,000.00	1,088.00	2.05	10.73
	Class I	1,000.00	1,093.90	1.05	5.51
	Class R6	1,000.00	1,094.90	0.99	5.20
KAR Small-Mid Cap Value Fund**
	Class A	1,000.00	964.00	1.17	1.83
	Class C	1,000.00	963.00	1.92	2.99
	Class I	1,000.00	964.00	0.92	1.44
	Class R6	1,000.00	965.00	0.82	1.28
SGA Emerging Markets Growth Fund
	Class A	1,000.00	928.30	1.48	7.15
	Class C	1,000.00	925.10	2.23	10.76
	Class I	1,000.00	930.10	1.23	5.95
	Class R6	1,000.00	930.30	1.05	5.08
SGA Global Growth Fund
	Class A	1,000.00	1,057.20	1.38	7.12
	Class C	1,000.00	1,053.20	2.15	11.07
	Class I	1,000.00	1,058.60	1.13	5.83
	Class R6	1,000.00	1,059.90	0.90	4.65
SGA New Leaders Growth Fund
	Class A	1,000.00	1,025.00	1.39	7.06
	Class C	1,000.00	1,021.20	2.14	10.84
	Class I	1,000.00	1,026.00	1.14	5.79
	Class R6	1,000.00	1,026.90	0.91	4.62
Tactical Allocation Fund
	Class A	1,000.00	1,072.50	1.02	5.30
	Class C	1,000.00	1,068.50	1.78	9.23
	Class I	1,000.00	1,072.90	0.79	4.11
	Class R6	1,000.00	1,074.20	0.63	3.28

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	August 4, 2021, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (58) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,019.05	1.20%	$ 6.07
	Class C	1,000.00	1,014.74	2.06	10.40
	Class I	1,000.00	1,020.05	1.00	5.06
	Class R6	1,000.00	1,021.41	0.73	3.70
KAR Equity Income Fund
	Class A	1,000.00	1,018.75	1.26	6.38
	Class C	1,000.00	1,015.04	2.00	10.10
	Class I	1,000.00	1,020.00	1.01	5.11
	Class R6	1,000.00	1,020.26	0.96	4.86
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.30	1.35	6.83
	Class C	1,000.00	1,014.54	2.10	10.61
	Class I	1,000.00	1,019.55	1.10	5.57
	Class R6	1,000.00	1,021.16	0.78	3.95
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,019.05	1.20	6.07
	Class C	1,000.00	1,015.29	1.95	9.85
	Class I	1,000.00	1,020.31	0.95	4.81
	Class R6	1,000.00	1,020.71	0.87	4.41
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.70	1.27	6.43
	Class C	1,000.00	1,015.04	2.00	10.10
	Class I	1,000.00	1,020.00	1.01	5.11
	Class R6	1,000.00	1,020.91	0.83	4.20
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.75	1.26	6.38
	Class C	1,000.00	1,015.14	1.98	10.00
	Class I	1,000.00	1,020.10	0.99	5.01
	Class R6	1,000.00	1,020.51	0.91	4.61
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.35	1.34	6.78
	Class C	1,000.00	1,014.79	2.05	10.35
	Class I	1,000.00	1,019.70	1.07	5.42
	Class R6	1,000.00	1,020.21	0.97	4.91
KAR Small-Cap Value Fund
	Class A	1,000.00	1,019.00	1.21	6.12
	Class C	1,000.00	1,015.19	1.97	9.95
	Class I	1,000.00	1,020.26	0.96	4.86
	Class R6	1,000.00	1,020.51	0.91	4.61
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.55	1.30	6.58
	Class C	1,000.00	1,014.79	2.05	10.35
	Class I	1,000.00	1,020.05	1.00	5.06
	Class R6	1,000.00	1,020.21	0.97	4.91
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,018.55	1.30	6.58
	Class C	1,000.00	1,014.79	2.05	10.35
	Class I	1,000.00	1,019.80	1.05	5.32
	Class R6	1,000.00	1,020.10	0.99	5.01

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Mid Cap Value Fund**
	Class A	$1,000.00	$1,006.09	1.17%	$ 1.86
	Class C	1,000.00	1,004.89	1.92	3.06
	Class I	1,000.00	1,006.48	0.92	1.47
	Class R6	1,000.00	1,006.64	0.82	1.31
SGA Emerging Markets Growth Fund
	Class A	1,000.00	1,017.65	1.48	7.49
	Class C	1,000.00	1,013.89	2.23	11.26
	Class I	1,000.00	1,018.90	1.23	6.23
	Class R6	1,000.00	1,019.80	1.05	5.32
SGA Global Growth Fund
	Class A	1,000.00	1,018.15	1.38	6.98
	Class C	1,000.00	1,014.29	2.15	10.86
	Class I	1,000.00	1,019.40	1.13	5.72
	Class R6	1,000.00	1,020.56	0.90	4.56
SGA New Leaders Growth Fund
	Class A	1,000.00	1,018.10	1.39	7.03
	Class C	1,000.00	1,014.34	2.14	10.81
	Class I	1,000.00	1,019.35	1.14	5.77
	Class R6	1,000.00	1,020.51	0.91	4.61
Tactical Allocation Fund
	Class A	1,000.00	1,019.95	1.02	5.16
	Class C	1,000.00	1,016.14	1.78	9.00
	Class I	1,000.00	1,021.11	0.79	4.00
	Class R6	1,000.00	1,021.91	0.63	3.19

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	August 4, 2021, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (58) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Global Quality Dividend Linked Benchmark
Performance of the Global Quality Dividend Linked benchmark is that of the MSCI World High Dividend Yield Index. Performance of the Global Quality Dividend Linked benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI AC World Growth Index (net)
The MSCI AC World Growth Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of large and mid-cap securities exhibiting overall growth style characteristics across developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI AC World Index (ACWI) (net)
The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI ACWI ex USA SMID Cap Index (net)
The MSCI ACWI ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI AC World Mid-Cap Index (net)
The MSCI AC World Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2021
MSCI USA High Dividend Yield Index (net)
The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
MSCI USA Index (net)
The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 625 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.
MSCI World High Dividend Yield Index (net)
The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Growth Index
The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Value Index
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2500TM Index
The Russell 2500TM Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2021
Russell 2500TM Growth Index
The Russell 2500TM Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 2500TM Value Index
The Russell 2500TM Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell Developed Large Cap Index (net)
The Russell Developed Large Cap Index (net) is a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Growth Index
The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Index
The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR (“American Depositary Receipt”)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tactical Allocation Fund Linked Benchmark
The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Virtus Tactical Allocation Fund Linked Benchmark between 9/7/2016 and 6/3/2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to 9/7/2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: PSTAX
Class C: SSTFX
Class I: PLXGX
Class R6: VCGRX
KAR Capital Growth Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital growth. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 21.98%, Class C shares at NAV returned 21.00%, Class I shares at NAV returned 22.23%, and Class R6 shares at NAV returned 22.55%. For the same period, the Russell 1000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 27.32%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the Russell 1000® Growth Index for the fiscal year ended September 30, 2021. Poor stock selection in consumer discretionary and communication services detracted from performance. Strong stock selection in information technology, as well as strong stock selection and an underweight in health care, contributed positively to performance.
The biggest contributors to performance during the period were Bill.com, NVIDIA, Paycom Software, Facebook, and MercadoLibre.
The biggest detractors from performance during the period were Alibaba, Tencent, Duck Creek Technologies, McCormick & Company, and Las Vegas Sands.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	42%
Consumer Discretionary	21
Communication Services	13
Industrials	7
Health Care	6
Financials	5
Consumer Staples	4
Other (includes short-term investment)	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	21.98%	21.93%	18.76%	— %	—
Class A shares at POP[3,4]	15.28	20.56	18.09	—	—
Class C shares at NAV[2] and with CDSC[4]	21.00	20.98	17.86	—	—
Class I shares at NAV[2]	22.23	22.07	18.99	—	—
Class R6 shares at NAV[2]	22.55	—	—	19.45	1/30/18
Russell 1000® Growth Index	27.32	22.84	19.68	20.63 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.23%; Class C shares: 2.00%; Class I shares: 1.01%; Class R6 shares: Gross 0.94%, Net 0.73%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PDIAX
Class C: PGICX
Class I: PXIIX
Class R6: VECRX
KAR Equity Income Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 20.23%, Class C shares at NAV returned 19.31%, Class I shares at NAV returned 20.49%, and Class R6 shares at NAV returned 20.55%. For the same period, the MSCI USA High Dividend Yield Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 20.32%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund performed in line with the MSCI USA High Dividend Yield Index (net) for the fiscal year ended September 30, 2021. Strong stock selection and an overweight in materials, as well as strong stock selection in information technology, contributed positively to performance. Poor stock selection and an underweight in consumer discretionary, as well as an underweight in energy, detracted from performance.
The biggest contributors to performance during the period were PNC Financial Services Group, Bank of Hawaii, Eastman Chemical, Cisco Systems, and Omnicom Group.
The biggest detractors from performance during the period were Kimberly-Clark, Verizon Communications, Clorox, GlaxoSmithKline, and Merck.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Financials	16%
Consumer Staples	13
Industrials	13
Information Technology	11
Health Care	11
Utilities	9
Materials	8
Other (includes short-term investment and securities lending collateral)	19
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Equity Income Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	20.23%	12.95%	13.85%	— %	—
Class A shares at POP[3,4]	13.62	11.68	13.20	—	—
Class C shares at NAV[2] and with CDSC[4]	19.31	12.09	12.98	—	—
Class I shares at NAV[2]	20.49	13.22	14.12	—	—
Class R6 shares at NAV[2]	20.55	—	—	9.11	1/30/18
MSCI USA High Dividend Yield Index (net)	20.32	9.54	12.20	6.21 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.35%, Net 1.20%; Class C shares: Gross 2.11%, Net 1.95%; Class I shares: Gross 1.10%, Net 0.95%; Class R6 shares: Gross 1.03%; Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PPTAX
Class C: PPTCX
Class I: PIPTX
Class R6: VGQRX
KAR Global Quality Dividend Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of total return, consisting of both capital appreciation and current income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 18.42%, Class C shares at NAV returned 17.52%, Class I shares at NAV returned 18.78%, and Class R6 shares at NAV returned 19.15%. The MSCI World High Dividend Yield Index (net), which serves as the Fund’s broad-based index, returned 20.84% and the Global Quality Dividend Linked Benchmark, the Fund’s style-specific Index, returned 20.84%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the MSCI World High Dividend Yield Index (net) for the fiscal year ended September 30, 2021. Poor stock selection and an underweight in consumer discretionary, as well as poor stock selection in industrials, detracted from performance. Strong stock selection and an underweight in health care, as well as an underweight in consumer staples, contributed positively to performance.
The biggest contributors to performance during the period were Royal Bank of Canada, PNC Financial Services Group, BCE, Patterson Companies, and Cisco Systems.
The biggest detractors from performance during the period were Verizon Communications, Unilever, Terna, GlaxoSmithKline, and Kimberly-Clark.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Financials	21%
Communication Services	19
Industrials	12
Utilities	10
Consumer Staples	10
Health Care	9
Information Technology	7
Other (includes short-term investment)	12
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Global Quality Dividend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	18.42%	6.11%	9.57%	— %	—
Class A shares at POP[3,4]	11.91	4.91	8.95	—	—
Class C shares at NAV[2] and with CDSC[4]	17.52	5.31	8.75	—	—
Class I shares at NAV[2]	18.78	6.37	9.85	—	—
Class R6 shares at NAV[2]	19.15	—	—	4.53	8/1/19
MSCI World High Dividend Yield Index (net)	20.84	7.73	8.83	8.17 [5]	—
Global Quality Dividend Linked Benchmark	20.84	9.30	12.67	8.17 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.61%, Net 1.35%; Class C shares: Gross 2.35%, Net 2.10%; Class I shares: Gross 1.40%, Net 1.10%; Class R6 shares: Gross 1.27%, Net 0.78%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VMACX
Class C: VMCCX
Class I: VIMCX
Class R6: VRMCX
KAR Mid-Cap Core Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 36.25%, Class C shares at NAV returned 35.23%, Class I shares at NAV returned 36.59%, and Class R6 shares at NAV returned 36.67%. For the same period, the Russell Midcap® Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 38.11%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the Russell Midcap Index for the fiscal year ended September 30, 2021. Poor stock selection in financials and communication services detracted from performance. Strong stock selection in information technology and an underweight in utilities contributed positively to performance.
The biggest contributors to performance during the period were Brooks Automation, Zebra Technologies, West Pharmaceutical Services, Globus Medical, and SiteOne Landscape Supply.
The biggest detractors from performance during the period were Latham Group, Autohome, W. R. Berkley, Aspen Technology, and Lamb Weston.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	33%
Health Care	18
Information Technology	18
Financials	13
Consumer Discretionary	10
Consumer Staples	3
Real Estate	2
Short-Term Investment	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	36.25%	18.29%	17.07%	— %	—
Class A shares at POP[3,4]	28.76	16.96	16.41	—	—
Class C shares at NAV[2] and with CDSC[4]	35.23	17.40	16.20	—	—
Class I shares at NAV[2]	36.59	18.58	17.37	—	—
Class R6 shares at NAV[2]	36.67	—	—	16.02	1/30/18
Russell Midcap® Index	38.11	14.39	15.52	12.55 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.35%, Net 1.21%; Class C shares: Gross 2.10%, Net 1.96%; Class I shares: Gross 1.10%, Net 0.96%; Class R6 shares: Gross 1.01%, Net 0.88%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PHSKX
Class C: PSKCX
Class I: PICMX
Class R6: VRMGX
KAR Mid-Cap Growth Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 23.07%, Class C shares at NAV returned 22.13%, Class I shares at NAV returned 23.35%, and Class R6 shares at NAV returned 23.57%. For the same period, the Russell Midcap® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 30.45%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the Russell Midcap® Growth Index for the fiscal year ended September 30, 2021. Poor stock selection in health care, as well as poor stock selection and an overweight in consumer discretionary, detracted from performance. Strong stock selection, as well as overweights in information technology and financials, contributed positively to performance.
The biggest contributors to performance during the period were Bill.com, MercardoLibre, Gartner, SiteOne Landscape Supply, and Paycom Software.
The biggest detractors from performance during the period were Teladoc Health, New Oriental Education & Technology Group, Vital Farms, Autohome, and Gaotu Techedu.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	39%
Consumer Discretionary	19
Health Care	11
Industrials	9
Consumer Staples	9
Financials	8
Communication Services	2
Short-Term Investment	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	23.07%	27.61%	20.12%	— %	—
Class A shares at POP[3,4]	16.30	26.17	19.44	—	—
Class C shares at NAV[2] and with CDSC[4]	22.13	26.65	19.22	—	—
Class I shares at NAV[2]	23.35	27.90	20.41	—	—
Class R6 shares at NAV[2]	23.57	—	—	27.23	1/30/18
Russell Midcap® Growth Index	30.45	19.27	17.54	17.60 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.28%; Class C shares: 2.04%; Class I shares: 1.05%; Class R6 shares: Gross 0.95%, Net 0.85%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PKSAX
Class C: PKSCX
Class I: PKSFX
Class R6: VSCRX
KAR Small-Cap Core Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 28.68%, Class C shares at NAV returned 27.74%, Class I shares at NAV returned 29.03%, and Class R6 shares at NAV returned 29.14%. For the same period, the Russell 2000® Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 47.68%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the Russell 2000® Index for the fiscal year ended September 30, 2021. Poor stock selection in communication services and information technology detracted from performance. Strong stock selection, an underweight in health care, and an underweight in utilities contributed positively to performance.
The biggest contributors to performance during the period were First Hawaiian, Teledyne Technologies, EMCOR Group, Moelis, and Manhattan Associates.
The biggest detractors from performance during the period were Autohome, Aspen Technology, Jack
Henry & Associates, Clearwater Analytics, and Dril-Quip.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	37%
Financials	20
Information Technology	16
Communication Services	8
Health Care	6
Consumer Discretionary	5
Consumer Staples	2
Other (includes short-term investment)	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	28.68%	21.27%	17.10%	— %	—
Class A shares at POP[3,4]	21.60	19.91	16.44	—	—
Class C shares at NAV[2] and with CDSC[4]	27.74	20.38	16.24	—	—
Class I shares at NAV[2]	29.03	21.60	17.40	—	—
Class R6 shares at NAV[2]	29.14	21.70	—	17.49	11/12/14
Russell 2000® Index	47.68	13.45	14.63	10.89 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.28%; Class C shares: 2.01%; Class I shares: 1.00%; Class R6 shares: 0.93%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PSGAX
Class C: PSGCX
Class I: PXSGX
Class R6: VRSGX
KAR Small-Cap Growth Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 20.46%, Class C shares at NAV returned 19.60%, Class I shares at NAV returned 20.77%, and Class R6 shares at NAV returned 20.88%. For the same period, the Russell 2000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 33.27%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the Russell 2000® Growth Index for the fiscal year ended September 30, 2021. Poor stock selection in communication services, as well as poor stock selection and an underweight in industrials, detracted from performance. An underweight in health care and an overweight in information technology contributed positively to performance.
The biggest contributors to performance during the period were Bill.com, Fox Factory, Morningstar, Blackline, and Avalara.
The biggest detractors from performance during the period were Autohome, Ollie’s Bargain Outlet, MediaAlpha, Grocery Outlet, and Duck Creek Technologies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	32%
Financials	22
Communication Services	15
Consumer Discretionary	13
Industrials	7
Health Care	4
Consumer Staples	3
Short-Term Investment	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	20.46%	26.21%	21.37%	— %	—
Class A shares at POP[3,4]	13.83	24.79	20.68	—	—
Class C shares at NAV[2] and with CDSC[4]	19.60	25.28	20.47	—	—
Class I shares at NAV[2]	20.77	26.54	21.68	—	—
Class R6 shares at NAV[2]	20.88	—	—	22.75	1/30/18
Russell 2000® Growth Index	33.27	15.34	15.74	12.58 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.36%; Class C shares: 2.08%; Class I shares:1.10%; Class R6 shares: 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PQSAX
Class C: PQSCX
Class I: PXQSX
Class R6: VQSRX
KAR Small-Cap Value Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 37.45%, Class C shares at NAV returned 36.44%, Class I shares at NAV returned 37.83%, and Class R6 shares at NAV returned 37.85%. For the same period, the Russell 2000® Value Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 63.92%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the Russell 2000® Value Index for the fiscal year ended September 30, 2021. Poor stock selection in consumer discretionary and industrials detracted from performance. An underweight in utilities and strong stock selection in consumer staples contributed positively to performance.
The biggest contributors to performance during the period were Brooks Automation, National Beverage, SiteOne Landscape Supply, RBC Bearings, and The Cheesecake Factory.
The biggest detractors from performance were Latham Group, Leslie’s, Jack Henry & Associates, Anika Therapeutics, and UniFirst.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	27%
Consumer Discretionary	22
Financials	17
Information Technology	14
Consumer Staples	6
Materials	5
Real Estate	4
Other (includes short-term investment)	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	37.45%	14.41%	13.94%	— %	—
Class A shares at POP[3,4]	29.89	13.12	13.29	—	—
Class C shares at NAV[2] and with CDSC[4]	36.44	13.58	13.09	—	—
Class I shares at NAV[2]	37.83	14.70	14.23	—	—
Class R6 shares at NAV[2]	37.85	—	—	16.12	11/3/16
Russell 2000® Value Index	63.92	11.03	13.22	12.59 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.23%; Class C shares: 1.98%; Class I shares: 0.99%; Class R6 shares: 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VKSAX
Class C: VKSCX
Class I: VKSIX
Class R6: VKSRX
KAR Small-Mid Cap Core Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 29.38%, Class C shares at NAV returned 28.39%, Class I shares at NAV returned 29.72%, and Class R6 shares at NAV returned 29.82%. For the same period, the Russell 2500™ Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 45.03%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the Russell 2500TM Index for the fiscal year ended September 30, 2021. Poor stock selection in consumer discretionary and materials detracted from performance. Strong stock selection, an underweight in health care, and an underweight in utilities contributed positively to performance.
The biggest contributors to performance during the period were Zebra Technologies, Charles River Laboratories, MSCI, SiteOne Landscape Supply, and Teradyne.
The biggest detractors from performance during the period were Duck Creek Technologies, Bright
Horizons Family Solutions, Chemed, Jack Henry & Associates, and Rollins.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	26%
Industrials	20
Consumer Discretionary	17
Health Care	14
Financials	14
Materials	4
Short-Term Investment	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	29.38%	19.56%	3/7/18
Class A shares at POP[3,4]	22.27	17.68	3/7/18
Class C shares at NAV[2] and with CDSC[4]	28.39	18.68	3/7/18
Class I shares at NAV[2]	29.72	19.87	3/7/18
Class R6 shares at NAV[2]	29.82	19.97	3/7/18
Russell 2500™ Index	45.03	12.83 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.40%, Net 1.31%; Class C shares: Gross 2.08%, Net 2.06%; Class I shares: Gross 1.10%, Net 1.06%; Class R6 shares: Gross 1.00%, Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on March 7, 2018 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAKSX
Class C: VCKSX
Class I: VIKSX
Class R6: VRKSX
KAR Small-Mid Cap Growth Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal period December 8, 2020 (inception date) through September 30, 2021, the Fund’s Class A shares at NAV returned 7.00%*, Class C shares at NAV returned 6.30%*, Class I shares at NAV returned 7.20%*, and Class R6 shares at NAV returned 7.30%*. For the same period, the Russell 2500™ Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 9.46%*.
   * Returns less 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance from its inception on December 8, 2020 through September 30, 2021?
The Fund delivered positive performance but underperformed the Russell 2500TM Growth Index for the period from the Fund’s inception on December 8, 2020, through September 30, 2021. Poor stock selection in information technology and financials detracted from performance. Strong stock selection and an underweight in health care, as well as an underweight in materials, contributed positively to performance.
The biggest contributors to performance during the period were Bentley Systems, West Pharmaceutical Services, SiteOne Landscape Supply, Old Dominion Freight Line, and Copart.
The biggest detractors from performance during the period were MediaAlpha, MarketAxess, Ollie’s Bargain Outlet, nCino, and Fair Isaac.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	31%
Industrials	22
Health Care	22
Financials	10
Consumer Discretionary	9
Communication Services	4
Consumer Staples	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	Since inception	Inception date
Class A shares at NAV[2]	7.00%	12/8/20
Class A shares at POP[3,4]	1.12	12/8/20
Class C shares at NAV[2]	6.30	12/8/20
Class C shares with CDSC[4]	5.30	12/8/20
Class I shares at NAV[2]	7.20	12/8/20
Class R6 shares at NAV[2]	7.30	12/8/20
Russell 2500™ Growth Index	9.46 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.40%, Net 1.30%; Class C shares: Gross 2.09%, Net 2.05%; Class I shares: Gross 1.14%, Net 1.05%; Class R6 shares: Gross 1.05%, Net 0.99%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 8, 2020 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VKSDX
Class C: VKSEX
Class I: VKSFX
Class R6: VKSGX
KAR Small-Mid Cap Value Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal period August 3, 2021 (inception date) through September 30, 2021, the Fund’s Class A shares at NAV returned -3.60%*, Class C shares at NAV returned -3.70%*, Class I shares at NAV returned -3.60%*, and Class R6 shares at NAV returned -3.50%*. For the same period, the Russell 2500™ Value Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -0.75%*.
   * Returns less 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance from its inception on August 3, 2021 through September 30, 2021?
The Fund underperformed the Russell 2500TM Value Index from its inception on August 3, 2021, through September 30, 2021. Poor stock selection and overweight positions in industrials and information technology detracted from performance. Strong stock selection in health care, as well as strong stock selection and an underweight in real estate, contributed positively to performance.
The biggest contributors to performance during the period were CorVel, National Beverage, Lamar Advertising, American Software, and Thor Industries.
The biggest detractors from performance during the period were Scotts Miracle-Gro, Teradyne, Terminix
Global Holdings, Toro Company, and Zebra Technologies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	25%
Information Technology	23
Consumer Discretionary	15
Financials	14
Real Estate	7
Materials	6
Consumer Staples	5
Other (includes short-term investment)	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	Since inception	Inception date
Class A shares at NAV[2]	-3.60%	8/3/21
Class A shares at POP[3,4]	-8.90	8/3/21
Class C shares at NAV[2]	-3.70	8/3/21
Class C shares with CDSC[4]	-4.66	8/3/21
Class I shares at NAV[2]	-3.60	8/3/21
Class R6 shares at NAV[2]	-3.50	8/3/21
Russell 2500™ Value Index	-0.75 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.28%, Net 1.17%; Class C shares: Gross 2.03%, Net 1.92%; Class I shares: Gross 1.05%, Net 0.92%; Class R6 shares: Gross 0.95%; Net 0.82%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on August 3, 2021 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of the Fund.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective August 2, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAEGX
Class C: VCEGX
Class I: VIEGX
Class R6: VESRX
SGA Emerging Markets Growth Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 9.84%†, Class C shares at NAV returned 9.08%, Class I shares at NAV returned 10.24%, and Class R6 shares at NAV returned 10.38%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 18.20%.
   † See footnote 3 on page 33.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Emerging market performance varied significantly over the period. At the outset of the period, markets rebounded strongly on the back of positive COVID-19 vaccine developments and rising optimism around global economic growth. The initial rally was interrupted by rising concerns over developments in China, where the government’s growing emphasis on ”Common Prosperity” and a more aggressive and ideological regulatory approach weighed heavily on companies across a variety of sectors. Continued COVID-19-related challenges resulted in disruptions to economic activity as well as more persistent inflationary pressures, which added to the weakness.
Emerging markets in Europe performed best over the fiscal year, driven by strength in Russia, which returned 59.4%. Emerging markets in Asia performed worst, driven by weakness in China, which declined -7.3%. The materials (46.1%), energy (44.5%), and information technology (IT) (37.2%)
sectors performed best over the 12-month period, driven by a strong rebound in energy and commodity prices, as well as strength in semiconductors and IT services. The consumer discretionary sector was the worst performer, with a decline of 16.9%, followed by real estate, down 9.4%, and communication services, up 1.9%. Weakness in Chinese internet, media, e-commerce, education, and property development stocks weighed heavily on these sectors.
What factors affected the Fund’s performance during its fiscal year?
The Fund trailed the MSCI Emerging Markets Index (net) for the 12 months ended September 30, 2021. Sector allocations, which are a by-product of our bottom-up stock-picking process, detracted significantly from relative returns. These detractions included the Fund’s larger exposure to the underperforming consumer discretionary sector, lower weights in the information technology and materials sectors, and a lack of exposure to the strongly performing energy sector. Stock selection contributed positively, with selection in health care strongest, followed by selection in industrials and communication services. However, stock selection in the financials, consumer discretionary, and real estate sectors detracted from performance.
From a country perspective, both selection and allocation detracted from relative returns. A lack of exposure to companies in Taiwan and Russia, as well as less exposure to Korean companies, detracted most given the strong performance of companies in these markets. Stock selection in China detracted as well, driven primarily by the Fund’s exposure to private education and tutoring companies that were affected by Chinese regulatory actions. These holdings offset strong stock selection in Argentina.
The top five contributors to Fund performance for the period were Latin American e-commerce leader MercadoLibre, Indian financial services company HDFC Bank, Indian IT services company Infosys, Chinese biologics technology platform WuXi Biologics, and U.S. railroad Kansas City Southern. The five largest detractors from Fund performance were Chinese private education and tutoring companies TAL Education and New Oriental Education, Chinese e-commerce leader Alibaba, Chinese insurance company Ping An Insurance, and
Chinese property management company Country Garden Services.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Consumer Staples	29%
Financials	24
Consumer Discretionary	23
Health Care	6
Information Technology	6
Communication Services	5
Real Estate	3
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	9.84% [3]	12.39%	6/13/19
Class A shares at POP[4,5]	3.80	9.66	6/13/19
Class C shares at NAV[2] and with CDSC[5]	9.08	11.56	6/13/19
Class I shares at NAV[2]	10.24	12.69	6/13/19
Class R6 shares at NAV[2]	10.38	12.87	6/13/19
MSCI Emerging Markets Index (net)	18.20	11.90 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 3.99%, Net 1.49%; Class C shares: Gross 4.71%, Net 2.24%; Class I shares: Gross 3.58%, Net 1.24%; Class R6 shares: Gross 3.73%, Net 1.06%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on June 13, 2019 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the Fund’s inception date.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SGAAX
Class C: SGACX
Class I: SGAPX
Class R6: SGARX
SGA Global Growth Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 19.49%, Class C shares at NAV returned 18.62%, Class I shares at NAV returned 19.78%, and Class R6 shares at NAV returned 20.07%. For the same period, the MSCI AC World Index (net), returned 27.44%, and the MSCI AC World Growth Index (net), returned 23.83%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Global equity markets rebounded strongly following the sell-off caused by the COVID-19 pandemic, generating strong returns for the 12-month period. Amid massive monetary accommodation and fiscal stimulus across the globe, the emergence of new vaccines set the stage for a reopening of businesses and economies. More economically sensitive companies, which previously had been penalized the most, bounced back strongly. U.S. and non-U.S. developed markets outperformed emerging markets for the fiscal year.
Investors anticipated a pickup in economic activity given the quick ramp-up in vaccinations across developed markets, but many emerging markets countries continued to face severe difficulties with the emergence of the highly transmissible Delta variant. The energy and financials sectors performed best in this environment. Information technology and communication services stocks continued to benefit from a rise in cloud computing demand and online shopping, as consumers became accustomed to the ease and safety of shopping from home.
More defensive sectors such as consumer staples and utilities, which had held up better in the pandemic-induced downturn, lagged the most during the rebound. High business quality was not rewarded during the period, while small-cap, value, low return on equity, high beta, and no-earnings stocks performed the best.
What factors affected the Fund’s performance during its fiscal year?
The Fund generated a strong absolute return for the period, but underperformed the MSCI AC World Index given the market’s strong preference for lesser quality, more economically sensitive companies. Many of these stocks had been penalized severely at the beginning of the pandemic, but rebounded strongly once investors sensed an improving economic backdrop.
Stock selection and sector allocations detracted from results, with selection in the consumer discretionary sector having the largest impact and accounting for much of the Fund’s underperformance. Positions in Chinese stocks Alibaba and New Oriental Education accounted for most of the weakness. Both companies faced severe regulatory scrutiny after the Chinese government took steps that significantly reduced the profit potential of companies in the private education market where New Oriental operated. Stock selection in the information technology and financials sectors also detracted meaningfully. In contrast, stock selection in the industrials and health care sectors contributed positively to relative returns.
A lack of exposure to the energy sector, an underweight in the financials sector, and an overweight in the health care sector detracted from relative returns for the period. In contrast, the Fund’s lack of exposure to the utilities sector and an overweight in the information technology sector benefited relative returns. From a regional perspective, results were negatively impacted by emerging markets stock selection, largely due to Chinese holdings. Selection in the U.S. also detracted, due primarily to positions in FleetCor, Abbott, and Visa, while selection in the non-U.S. developed markets contributed positively due to positions in IHS Markit, Recruit, and Fast Retailing.
The top five contributors to Fund performance for the period were Indian bank HDFC Bank, internet search leader Alphabet, U.S. railroad Kansas City Southern, information provider IHS Markit, and Indian consulting firm Infosys. The Fund’s largest detractors from performance were Chinese private education company New Oriental Education, Chinese e-commerce leader Alibaba, Chinese gaming company Tencent, U.S. media and entertainment company Walt Disney, and Brazilian financial company XP.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Global Growth Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	32%
Health Care	18
Consumer Discretionary	13
Communication Services	9
Financials	8
Consumer Staples	8
Industrials	5
Other (includes short-term investment)	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Global Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	19.49%	17.27%	— %	14.08%	10/4/13
Class A shares at POP[3,4]	12.92	15.95	—	13.27	10/4/13
Class C shares at NAV[2] and with CDSC[4]	18.62	16.39	—	13.22	10/4/13
Class I shares at NAV[2]	19.78	17.41	—	14.18	10/4/13
Class R6 shares at NAV[2]	20.07	17.77	15.49	—	—
MSCI AC World Index (net)	27.44	13.20	11.90	10.06 [5]	—
MSCI AC World Growth Index (net)	23.83	17.76	14.73	13.46 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.37%; Class C shares: Gross 2.15%, Net 2.14%; Class I shares: Gross 1.21%, Net 1.14%; Class R6 shares: Gross 1.09%, Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class R6 shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class A shares, Class C shares and Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VNLAX
Class C: VNLCX
Class I: VNLIX
Class R6: VNLRX
SGA New Leaders Growth Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal period November 17, 2020 (inception date) through September 30, 2021, the Fund’s Class A shares at NAV returned 6.50%*, Class C shares at NAV returned 5.80%*, Class I shares at NAV returned 6.70%*, and Class R6 shares at NAV returned 6.90%*. For the same period, the MSCI AC World Mid Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 19.21%*.
   * Returns less 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Global equity markets rebounded strongly following the sell-off caused by the COVID-19 pandemic, generating strong returns for the fiscal period. Amid massive monetary accommodation and fiscal stimulus across the globe, the emergence of new vaccines set the stage for a reopening of businesses and economies. More economically sensitive companies, which previously had been penalized the most by the pandemic, bounced back strongly.
U.S. markets and non-U.S. developed markets outperformed emerging markets. Investors anticipated a pickup in economic activity given the quick ramp-up in vaccinations across developed markets, while many emerging markets countries continued to face severe difficulties with the emergence of the highly transmissible Delta variant. Energy (55.5%) and financials (27.4%) stocks performed best in this environment. More defensive sectors such as consumer staples (0.9%) and utilities (3.1%), which had held up better in the pandemic, lagged the most during the rebound.
What factors affected the Fund’s performance from its inception on November 17, 2020 through September 30, 2021?
The Fund trailed the MSCI AC World Mid Cap Index (net) for the period from its inception on November 17, 2020, through September 30, 2021. The Fund’s relative shortfall was driven primarily by stock selection, particularly in the consumer discretionary, information technology, and real estate sectors, which offset positive stock selection in the health care, industrials, and communication services sectors.
Sector allocations, which are a by-product of our bottom-up stock-picking process, also detracted from relative returns, driven primarily by an overweight to the underperforming consumer staples sector and a lack of exposure to the top-performing energy sector. A lack of exposure to the utilities sector, an overweight in the information technology (IT) sector, and an underweight in the industrials sector contributed most positively from a sector allocation perspective.
From a country perspective, the Fund’s overweight to Chinese stocks and stock selection within China detracted most significantly from relative returns. The Fund’s exposure to two private education companies that were affected by Chinese regulatory actions negatively impacted returns. In contrast, stock selection in Argentina, the Netherlands, and South Korea contributed the most to relative performance.
The five largest contributors to Fund performance were IT services company EPAM, U.S. railroad Kansas City Southern, analytics and index provider MSCI, Latin American e-commerce leader MercadoLibre, and U.S.-based First Republic Bank. The five largest detractors from Fund performance were Chinese private education and tutoring companies TAL Education and New Oriental Education, unified communication services provider RingCentral, Chinese property management company Country Garden Services, and Chinese medical device maker Shandong Weigao.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	26%
Health Care	25
Consumer Staples	13
Consumer Discretionary	11
Communication Services	10
Financials	9
Real Estate	3
Other (includes short-term investment)	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA New Leaders Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	Since inception	Inception date
Class A shares at NAV[2]	6.50%	11/17/20
Class A shares at POP[3,4]	0.64	11/17/20
Class C shares at NAV[2]	5.80	11/17/20
Class C shares with CDSC[4]	4.80	11/17/20
Class I shares at NAV[2]	6.70	11/17/20
Class R6 shares at NAV[2]	6.90	11/17/20
MSCI AC World Mid Cap Index (net)	19.21 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.45%, Net 1.39%; Class C shares: Gross 2.16%, Net 2.14%; Class I shares: Gross 1.24%, Net 1.14%; Class R6 shares: Gross 1.13%, Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on November 17, 2020 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: NAINX
Class C: POICX
Class I: VTAIX
Class R6: VTARX
Tactical Allocation Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick
Investment Management, LLC
(Domestic and International Equity
Portfolio) and Newfleet Asset
Management, LLC
(Fixed Income Portfolio)
■	The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 16.69%, Class C shares at NAV returned 15.82%, and Class I shares at NAV returned 16.88%, and Class R6 shares at NAV from October 20, 2020 (inception date) through September 30, 2021, returned 13.23%*. For the fiscal year ended September 30, 2021, the Bloomberg U.S.
Aggregate Bond Index; a broad-based fixed income index, returned -0.90%, the MSCI ACWI ex USA SMID Cap Index (net); a broad-based International Index, returned 28.94%; and the Russell 1000® Growth Index; a broad-based US equity index, returned 27.32%. The Tactical Allocation Fund Linked Benchmark, the Fund’s style-specific benchmark, returned 15.76%.
   * Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Domestic & International Equities
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal
Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
Fixed Income
The 12-month period included a variety of market conditions, but most front and center was the continued impact of COVID-19 on the globe. Monetary and fiscal policy response continued to evolve in order to support economic activity and allow market disruptions to heal. In addition, the final quarter of 2020 was marked by vaccine development and distribution, the U.S. presidential election, and a trade deal between the U.K. and the EU.
The first three quarters of 2021 brought a new U.S. administration, more fiscal stimulus, and bursts of optimism as the world continued its recovery from the COVID-19-related economic lockdowns that dominated early 2020. The virus continued to pose a global challenge to health care systems and policymakers, however, as they sought the correct mix of protective measures to contain it. Though variants of the virus emerged during the period, vaccines proved effective against them. Global vaccine distribution and the resulting growth in protected populations continued to seem to bring the world closer to containing the virus.
Since the economic recovery remained on track, the Fed began removing some of its monetary support, announcing the completion of the wind-down of its secondary market corporate credit facility during the third quarter of 2021. The Fed remained committed to its communication strategy during the fiscal year, and indicated no desire to tighten financial conditions.
During the 12-month period, the fixed income markets experienced a significant rebound from their March 2020 lows, with spread sectors (non-governmental fixed income investments) outperforming U.S. Treasuries. Those sectors that experienced the greatest degree of underperformance during the first quarter of 2020 led the way during the fiscal year recovery.
During the fiscal year, the Fed left its target interest rate unchanged at a range of 0-0.25%, the rate that was set in late March of 2020 in response to the pandemic.
Additionally, over the past twelve months, the U.S Treasury yield curve steepened, shifting broadly higher, especially for maturities of 7-10 years.
What factors affected the Fund’s performance during its fiscal year?
Domestic Equities
The Fund’s U.S. equity portfolio delivered positive performance but underperformed its benchmark, the Russell 1000® Growth Index, for the fiscal year ended September 30, 2021. Poor stock selection and an overweight in consumer discretionary, and poor stock selection in communication services, detracted from performance. Strong stock selection in information technology, as well as strong stock
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
selection and an underweight in health care, contributed positively to performance.
The biggest contributors to performance during the period were Bill.com, NVIDIA, Paycom Software, Facebook, and MercadoLibre.
The biggest detractors from performance during the period were Alibaba, Tencent, Duck Creek Technologies, McCormick & Company, and Las Vegas Sands.
International Equities
The Fund’s international equity portfolio outperformed its benchmark, the MSCI AC World Ex USA Small Mid Cap Index (net) for the fiscal year ended September 30, 2021. Strong stock selection and an overweight in industrials, as well as strong stock selection in financials, contributed positively to performance. Poor stock selection in consumer discretionary, as well as poor stock selection and an overweight in communication services, detracted from performance. From a country perspective, strong stock selection and an overweight in Sweden, and strong stock selection and an underweight in Japan, contributed positively to performance. Poor stock selection in Brazil and Norway detracted from performance.
The biggest contributors to performance during the period were HeadHunter Group, Gruppo MutuiOnline, CAE, Voltronic Power Technology, and BTS Group.
The biggest detractors from performance during the period were Vasta Platform, Union Auction Public, Autohome, Tegma Gestao Logistica, and Kanzhun.
Fixed Income
The fixed income portfolio’s underweight to U.S. Treasuries relative to spread sectors was the key driver of its outperformance for the fiscal year ended
September 30, 2021. Among fixed income sectors, the portfolio’s allocations to corporate high yield and bank loans, as well as issue selection within corporate high quality, contributed to performance. Allocation and issue selection within asset-backed securities and non-agency residential mortgage-backed securities were also positive contributors to performance, as was issue selection within the emerging markets high yield sector.
The portfolio’s positioning in and higher quality bias to corporate high yield and bank loans detracted from performance, as did the underweight to the emerging markets high yield sector.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Common Stocks		68%
Information Technology	23%
Consumer Discretionary	13
Communication Services	10
All Other Common Stocks	22
Corporate Bonds and Notes		11
Financials	4
Energy	1
Information Technology	1
All Other Corporate Bonds and Notes	5
Mortgage-Backed Securities		8
U.S. Government Securities		4
Asset-Backed Securities		3
Leveraged Loans		3
Foreign Government Securities		1
Other (includes short-term investment and securities lending collateral)		2
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	16.69%	13.95%	11.05%	— %	—
Class A shares at POP[3,4]	10.27	12.67	10.43	—	—
Class C shares at NAV[2] and with CDSC[4]	15.82	13.09	10.21	—	—
Class I shares at NAV[2]	16.88	—	—	21.50	1/29/19
Class R6 shares at NAV[2]	—	—	—	13.23	10/20/20
Bloomberg U.S. Aggregate Bond Index	-0.90	2.94	3.01	— [5]	—
MSCI ACWI ex USA SMID Cap Index (net)	28.94	9.40	8.69	— [6]	—
Russell 1000® Growth Index	27.32	22.84	19.68	— [7]
Tactical Allocation Fund Linked Benchmark	15.76	13.02	11.35	— [8]	—
Fund Expense Ratios[9]: Class A shares: Gross 1.06%, Net 0.99%; Class C shares: Gross 1.84%, Net 1.75%; Class I shares: Gross 0.85%, Net 0.76%; Class R6 shares: Gross 0.76%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 5.18% for the inception date of Class I shares and -0.63% for the inception date of Class R6 shares.
[6]	The since inception index returned 13.58% for the inception date of Class I shares and 25.50% for the inception date of Class R6 shares.
[7]	The since inception index returned 30.78% for the inception date of Class I shares and 24.26% for the inception date of Class R6 shares.
[8]	The since inception index returned 18.10% for the inception date of Class I shares and 14.14% for the inception date of Class R6 shares.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
[9]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—12.8%
Facebook, Inc. Class A(1)	142,100	$ 48,227
Netflix, Inc.(1)	46,780	28,552
Tencent Holdings Ltd. Unsponsored ADR	303,650	18,149
ZoomInfo Technologies, Inc. Class A(1)	139,520	8,537
		103,465

Consumer Discretionary—21.0%
Airbnb, Inc. Class A(1)	66,165	11,099
Alibaba Group Holding Ltd. Sponsored ADR(1)	137,180	20,310
Amazon.com, Inc.(1)	19,662	64,590
Home Depot, Inc. (The)	33,685	11,057
Marriott International, Inc. Class A(1)	63,920	9,466
MercadoLibre, Inc.(1)	12,780	21,463
NIKE, Inc. Class B	145,370	21,112
Ross Stores, Inc.	94,226	10,257
		169,354

Consumer Staples—4.5%
Estee Lauder Cos., Inc. (The) Class A	29,944	8,981
McCormick & Co., Inc.	75,570	6,123
Monster Beverage Corp.(1)	115,013	10,217
Procter & Gamble Co. (The)	77,580	10,846
		36,167

Financials—4.7%
Bank of America Corp.	382,715	16,246
CME Group, Inc. Class A	33,410	6,461
MarketAxess Holdings, Inc.	25,580	10,761
Progressive Corp. (The)	49,850	4,506
		37,974

	Shares	Value

Health Care—5.7%
Danaher Corp.	63,322	$ 19,278
HealthEquity, Inc.(1)	72,380	4,687
Zoetis, Inc. Class A	114,257	22,182
		46,147

Industrials—7.3%
CoStar Group, Inc.(1)	180,590	15,541
Equifax, Inc.	33,600	8,515
Fair Isaac Corp.(1)	18,980	7,553
Roper Technologies, Inc.	29,489	13,156
Uber Technologies, Inc.(1)	308,021	13,799
		58,564

Information Technology—41.6%
Accenture plc Class A	42,388	13,561
Amphenol Corp. Class A	265,626	19,452
Avalara, Inc.(1)	152,410	26,637
Bill.com Holdings, Inc.(1)	274,976	73,405
DocuSign, Inc.(1)	30,160	7,764
Duck Creek Technologies, Inc.(1)	367,685	16,266
MongoDB, Inc. Class A(1)	16,880	7,959
NVIDIA Corp.	250,852	51,966
Paycom Software, Inc.(1)	73,522	36,449
Snowflake, Inc. Class A(1)	38,166	11,543
Trade Desk, Inc. (The) Class A(1)	243,720	17,133
Visa, Inc. Class A	152,834	34,044
Workday, Inc. Class A(1)	75,691	18,914
		335,093
Materials—1.1%
Ecolab, Inc.	43,336	9,041
Total Common Stocks (Identified Cost $233,344)		795,805

Total Long-Term Investments—98.7% (Identified Cost $233,344)		795,805

	Shares	Value

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	11,388,998	$ 11,389
Total Short-Term Investment (Identified Cost $11,389)		11,389

TOTAL INVESTMENTS—100.1% (Identified Cost $244,733)		$807,194
Other assets and liabilities, net—(0.1)%		(854)
NET ASSETS—100.0%		$806,340

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
China	5
Brazil	3
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$795,805	$795,805
Money Market Mutual Fund	11,389	11,389
Total Investments	$807,194	$807,194
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—8.3%
Omnicom Group, Inc.	74,250	$ 5,380
Verizon Communications, Inc.	114,753	6,198
		11,578

Consumer Discretionary—5.7%
Home Depot, Inc. (The)	4,618	1,516
Leggett & Platt, Inc.	108,350	4,858
McDonald’s Corp.	6,420	1,548
		7,922

Consumer Staples—13.2%
Clorox Co. (The)	5,560	921
Coca-Cola Co. (The)	69,740	3,659
Kellogg Co.	66,950	4,279
Kimberly-Clark Corp.	33,313	4,412
PepsiCo, Inc.	24,680	3,712
Procter & Gamble Co. (The)	10,690	1,495
		18,478

Financials—16.6%
Bank of Hawaii Corp.	69,419	5,704
PNC Financial Services Group, Inc. (The)	41,142	8,049
U.S. Bancorp	63,625	3,782
Zurich Insurance Group AG ADR(1)	140,065	5,751
		23,286

Health Care—11.2%
Johnson & Johnson	8,503	1,373
Merck & Co., Inc.	41,630	3,127
Patterson Cos., Inc.	185,350	5,586
Pfizer, Inc.	130,780	5,625
		15,711

Industrials—12.9%
BAE Systems plc Sponsored ADR(1)	168,578	5,154
MSC Industrial Direct Co., Inc. Class A	71,008	5,694
Snap-on, Inc.	6,453	1,348
Watsco, Inc.	22,133	5,857
		18,053

	Shares	Value

Information Technology—11.6%
Analog Devices, Inc.	9,196	$ 1,540
Cisco Systems, Inc.	101,770	5,540
International Business Machines Corp.	45,100	6,266
Paychex, Inc.	25,506	2,868
		16,214

Materials—8.3%
Amcor plc	438,674	5,084
Eastman Chemical Co.	39,719	4,001
Sonoco Products Co.	42,606	2,539
		11,624

Real Estate—1.6%
Crown Castle International Corp.	12,820	2,222
Utilities—9.0%
Fortis, Inc.	81,700	3,622
NextEra Energy, Inc.	34,310	2,694
Southern Co. (The)	69,040	4,278
WEC Energy Group, Inc.	22,030	1,943
		12,537
Total Common Stocks (Identified Cost $120,110)		137,625

Total Long-Term Investments—98.4% (Identified Cost $120,110)		137,625

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,005,646	2,006
Total Short-Term Investment (Identified Cost $2,006)		2,006

	Shares	Value

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)(3)	1,905,030	$ 1,905
Total Securities Lending Collateral (Identified Cost $1,905)		1,905

TOTAL INVESTMENTS—101.2% (Identified Cost $124,021)		$141,536
Other assets and liabilities, net—(1.2)%		(1,734)
NET ASSETS—100.0%		$139,802

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	86%
Switzerland	4
United Kingdom	4
Jersey	4
Canada	2
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$137,625	$137,625
Securities Lending Collateral	1,905	1,905
Money Market Mutual Fund	2,006	2,006
Total Investments	$141,536	$141,536
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—18.6%
BCE, Inc.	38,938	$ 1,949
Omnicom Group, Inc.	16,214	1,175
Spark New Zealand Ltd.	483,335	1,590
Telenor ASA	57,580	969
Verizon Communications, Inc.	27,116	1,465
		7,148

Consumer Discretionary—2.6%
Leggett & Platt, Inc.	22,502	1,009
Consumer Staples—9.7%
Coca-Cola Co. (The)	18,391	965
PepsiCo, Inc.	4,522	680
Tate & Lyle plc	146,172	1,360
Unilever plc	13,115	710
		3,715

Financials—20.7%
Bank of Hawaii Corp.	8,847	727
IGM Financial, Inc.	20,938	748
PNC Financial Services Group, Inc. (The)	5,611	1,098
Royal Bank of Canada	13,392	1,332
Singapore Exchange Ltd.	46,617	341
Tokio Marine Holdings, Inc.	21,020	1,127
U.S. Bancorp	16,899	1,005
Zurich Insurance Group AG	1,380	564
Zurich Insurance Group AG ADR	23,997	985
		7,927

Health Care—8.9%
Johnson & Johnson	1,149	185
Merck & Co., Inc.	9,057	680
Patterson Cos., Inc.	34,832	1,050
Pfizer, Inc.	25,320	1,089
Sonic Healthcare Ltd.	13,730	397
		3,401

	Shares	Value

Industrials—11.7%
Adecco Group AG	21,848	$ 1,095
BAE Systems plc	235,195	1,781
MSC Industrial Direct Co., Inc. Class A	10,302	826
Watsco, Inc.	2,961	784
		4,486

Information Technology—7.4%
Cisco Systems, Inc.	13,403	730
International Business Machines Corp.	11,993	1,666
Paychex, Inc.	3,823	430
		2,826

Materials—6.8%
Amcor plc	111,274	1,289
Eastman Chemical Co.	9,547	962
Kemira OYJ	24,170	371
		2,622

Real Estate—1.2%
Crown Castle International Corp.	2,649	459
Utilities—10.5%
Fortis, Inc.	32,239	1,429
Southern Co. (The)	21,811	1,352
Terna - Rete Elettrica Nazionale	128,720	913
WEC Energy Group, Inc.	3,987	352
		4,046
Total Common Stocks (Identified Cost $32,421)		37,639

Total Long-Term Investments—98.1% (Identified Cost $32,421)		37,639

	Shares	Value

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	525,385	$ 525
Total Short-Term Investment (Identified Cost $525)		525

TOTAL INVESTMENTS—99.5% (Identified Cost $32,946)		$38,164
Other assets and liabilities, net—0.5%		202
NET ASSETS—100.0%		$38,366

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	50%
Canada	14
Switzerland	10
United Kingdom	10
New Zealand	4
Japan	3
Norway	3
Other	6
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$37,639	$26,421	$11,218
Money Market Mutual Fund	525	525	—
Total Investments	$38,164	$26,946	$11,218
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—10.2%
Latham Group, Inc.(1)	1,754,462	$ 28,773
Ross Stores, Inc.	438,371	47,717
SiteOne Landscape Supply, Inc.(1)	178,779	35,661
Tractor Supply Co.	147,358	29,856
		142,007

Consumer Staples—3.1%
Lamb Weston Holdings, Inc.	703,198	43,155
Financials—13.4%
Berkley (W.R.) Corp.	499,772	36,573
Broadridge Financial Solutions, Inc.	290,706	48,443
First Financial Bankshares, Inc.	632,120	29,046
Houlihan Lokey, Inc. Class A	478,951	44,112
LPL Financial Holdings, Inc.	186,017	29,160
		187,334

Health Care—17.8%
Cooper Cos., Inc. (The)	107,454	44,412
Elanco Animal Health, Inc.(1)	1,420,682	45,305
Globus Medical, Inc. Class A(1)	850,522	65,167
West Pharmaceutical Services, Inc.	221,910	94,210
		249,094

Industrials—33.2%
Allegion plc	309,063	40,852
AMETEK, Inc.	534,384	66,269
	Shares	Value

Industrials—continued
Equifax, Inc.	210,054	$ 53,232
Exponent, Inc.	511,586	57,886
HEICO Corp. Class A	351,018	41,571
Lennox International, Inc.	76,087	22,382
Nordson Corp.	207,354	49,381
Old Dominion Freight Line, Inc.	163,964	46,890
Pentair plc	553,883	40,229
Verisk Analytics, Inc. Class A	226,888	45,439
		464,131

Information Technology—17.7%
Amphenol Corp. Class A	386,656	28,315
Aspen Technology, Inc.(1)	319,471	39,231
Bentley Systems, Inc. Class B	589,056	35,720
Brooks Automation, Inc.	728,195	74,531
Dolby Laboratories, Inc. Class A	365,556	32,169
Zebra Technologies Corp. Class A(1)	73,726	38,000
		247,966

Real Estate—1.6%
Equity LifeStyle Properties, Inc.	286,065	22,342
Total Common Stocks (Identified Cost $918,838)		1,356,029
Total Long-Term Investments—97.0% (Identified Cost $918,838)		1,356,029

	Shares	Value

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	38,401,527	$ 38,402
Total Short-Term Investment (Identified Cost $38,402)		38,402

TOTAL INVESTMENTS—99.8% (Identified Cost $957,240)		$1,394,431
Other assets and liabilities, net—0.2%		3,279
NET ASSETS—100.0%		$1,397,710

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,356,029	$1,356,029
Money Market Mutual Fund	38,402	38,402
Total Investments	$1,394,431	$1,394,431
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—1.2%
Information Technology—1.2%
Security Scorecard, Inc. Series E, 0.000%(1)(2)(3)	2,639,750	$ 42,579
Total Preferred Stock (Identified Cost $40,000)		42,579

Common Stocks—96.0%
Communication Services—1.5%
ZoomInfo Technologies, Inc. Class A(2)	838,144	51,286
Consumer Discretionary—18.8%
Domino’s Pizza, Inc.	108,304	51,657
DraftKings, Inc. Class A(2)	697,725	33,602
Global-e Online Ltd.(2)	579,370	41,599
MercadoLibre, Inc.(2)	117,619	197,529
Olo, Inc. Class A(2)	1,064,387	31,963
Pool Corp.	159,159	69,140
Rollins, Inc.	1,127,475	39,834
Ross Stores, Inc.	444,301	48,362
SiteOne Landscape Supply, Inc.(2)	649,900	129,636
		643,322

Consumer Staples—8.6%
Brown-Forman Corp. Class B	788,717	52,852
Celsius Holdings, Inc.(2)	505,536	45,544
Freshpet, Inc.(2)	474,380	67,689
McCormick & Co., Inc.	338,322	27,414
Monster Beverage Corp.(2)	483,651	42,963
National Beverage Corp.	1,028,890	54,007
Olaplex Holdings, Inc.(2)	188,013	4,606
		295,075

Financials—8.4%
Goosehead Insurance, Inc. Class A	652,468	99,364
MarketAxess Holdings, Inc.	145,736	61,310
Signature Bank	287,250	78,212
T. Rowe Price Group, Inc.	256,124	50,380
		289,266

Health Care—11.0%
Definitive Healthcare Corp. Class A(2)	188,093	8,056
	Shares	Value

Health Care—continued
Elanco Animal Health, Inc.(2)	1,531,339	$ 48,834
HealthEquity, Inc.(2)	921,842	59,698
IDEXX Laboratories, Inc.(2)	89,260	55,511
Mettler-Toledo International, Inc.(2)	38,431	52,933
Silk Road Medical, Inc.(2)	792,890	43,633
STAAR Surgical Co.(2)	188,956	24,287
Treace Medical Concepts, Inc.(2)	718,025	19,315
Zoetis, Inc. Class A	326,017	63,293
		375,560

Industrials—9.2%
Acuity Brands, Inc.	181,369	31,444
CoStar Group, Inc.(2)	616,930	53,093
Equifax, Inc.	280,040	70,968
Fair Isaac Corp.(2)	184,987	73,612
Lyft, Inc. Class A(2)	939,226	50,333
Roper Technologies, Inc.	83,187	37,112
		316,562

Information Technology—38.5%
Amphenol Corp. Class A	803,900	58,870
Avalara, Inc.(2)	685,464	119,799
Bill.com Holdings, Inc.(2)	809,049	215,976
Coupa Software, Inc.(2)	102,339	22,431
Datadog, Inc. Class A(2)	543,609	76,839
DocuSign, Inc.(2)	464,458	119,565
Dynatrace, Inc.(2)	781,857	55,488
FleetCor Technologies, Inc.(2)	202,572	52,926
Gartner, Inc.(2)	337,417	102,534
nCino, Inc.(2)	867,259	61,601
Okta, Inc. Class A(2)	355,610	84,401
Paycom Software, Inc.(2)	224,256	111,175
Square, Inc. Class A(2)	213,905	51,303
Teradyne, Inc.	473,018	51,639
Trade Desk, Inc. (The) Class A(2)	1,308,630	91,997
Workday, Inc. Class A(2)	173,430	43,338
		1,319,882
Total Common Stocks (Identified Cost $2,009,056)		3,290,953

Total Long-Term Investments—97.2% (Identified Cost $2,049,056)		3,333,532

	Shares	Value

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	99,286,906	$ 99,287
Total Short-Term Investment (Identified Cost $99,287)		99,287

TOTAL INVESTMENTS—100.1% (Identified Cost $2,148,343)		$3,432,819
Other assets and liabilities, net—(0.1)%		(3,001)
NET ASSETS—100.0%		$3,429,818

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	93%
Brazil	6
Israel	1
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$3,290,953	$3,290,953	$ —
Preferred Stock	42,579	—	42,579
Money Market Mutual Fund	99,287	99,287	—
Total Investments	$3,432,819	$3,390,240	$42,579
There were no securities valued using significant observable inputs (Level 2) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock
Balance as of September 30, 2020:	$ —	$ —
Change in unrealized appreciation (depreciation)(a)	2,579	2,579
Purchases	40,000	40,000
Balance as of September 30, 2021	$42,579	$42,579
(a) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2021, was $2,579.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:
Investments in Securities – Assets	Ending Balance at September 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$42,579	Market and Company Comparables	EV Multiples	20.97x(8.88x - 65.23x)
				15.10x (6.23x - 54.76x)

See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.0%
Communication Services—7.6%
Autohome, Inc. ADR	1,040,195	$ 48,816
Rightmove plc	10,659,000	97,927
		146,743

Consumer Discretionary—4.7%
Acushnet Holdings Corp.	1,863,041	87,004
LCI Industries	27,878	3,753
		90,757

Consumer Staples—1.7%
PriceSmart, Inc.	417,189	32,353
Energy—1.1%
Dril-Quip, Inc.(1)	799,140	20,122
Financials—20.4%
Artisan Partners Asset Management, Inc. Class A	795,600	38,921
FactSet Research Systems, Inc.	167,440	66,102
First Hawaiian, Inc.	3,053,755	89,628
Moelis & Co. Class A	1,107,440	68,517
Primerica, Inc.	576,512	88,570
RLI Corp.	407,903	40,900
		392,638

Health Care—6.4%
Atrion Corp.	48,880	34,094
CorVel Corp.(1)	481,080	89,587
		123,681

Industrials—36.7%
Donaldson Co., Inc.	450,200	25,846
EMCOR Group, Inc.	813,970	93,916
	Shares	Value

Industrials—continued
FTI Consulting, Inc.(1)	821,194	$ 110,615
Graco, Inc.	1,141,110	79,843
Landstar System, Inc.	522,209	82,415
RBC Bearings, Inc.(1)	318,987	67,689
Simpson Manufacturing Co., Inc.	802,717	85,867
Toro Co. (The)	751,701	73,223
Watts Water Technologies, Inc. Class A	523,774	88,041
		707,455

Information Technology—16.3%
Aspen Technology, Inc.(1)	559,600	68,719
Clearwater Analytics Holdings, Inc. Class A (1)	1,093,878	28,014
Jack Henry & Associates, Inc.	207,800	34,092
Manhattan Associates, Inc.(1)	611,720	93,611
Teledyne Technologies, Inc.(1)	208,552	89,590
		314,026

Materials—1.1%
AptarGroup, Inc.	182,012	21,723
Total Common Stocks (Identified Cost $1,113,792)		1,849,498
Total Long-Term Investments—96.0% (Identified Cost $1,113,792)		1,849,498

	Shares	Value

Short-Term Investment—4.4%
Money Market Mutual Fund—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	84,215,614	$ 84,216
Total Short-Term Investment (Identified Cost $84,216)		84,216

TOTAL INVESTMENTS—100.4% (Identified Cost $1,198,008)		$1,933,714
Other assets and liabilities, net—(0.4)%		(7,551)
NET ASSETS—100.0%		$1,926,163

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
United Kingdom	5
China	3
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,849,498	$1,751,571	$97,927
Money Market Mutual Fund	84,216	84,216	—
Total Investments	$1,933,714	$1,835,787	$97,927
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Communication Services—14.9%
Auto Trader Group plc	42,947,329	$ 338,691
Autohome, Inc. ADR	4,885,180	229,262
MediaAlpha, Inc. Class A(1)(2)	4,646,036	86,788
Rightmove plc	36,615,150	336,392
		991,133

Consumer Discretionary—13.0%
Fox Factory Holding Corp.(1)(2)	3,632,978	525,111
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	4,713,672	284,140
Olo, Inc. Class A(1)(2)	1,921,045	57,689
		866,940

Consumer Staples—3.2%
Chefs’ Warehouse, Inc. (The)(1)(2)	2,454,523	79,944
Grocery Outlet Holding Corp.(2)	3,961,022	85,439
PriceSmart, Inc.	640,298	49,655
		215,038

Financials—21.6%
FactSet Research Systems, Inc.	380,708	150,296
Goosehead Insurance, Inc. Class A(1)	1,120,700	170,672
Interactive Brokers Group, Inc. Class A	3,187,856	198,731
MarketAxess Holdings, Inc.	330,985	139,242
Morningstar, Inc.	943,942	244,509
Oportun Financial Corp.(1)(2)	2,635,930	65,977
Ryan Specialty Group Holdings, Inc. Class A(1)(2)	10,175,150	344,632
	Shares	Value

Financials—continued
ServisFirst Bancshares, Inc.	1,648,516	$ 128,255
		1,442,314

Health Care—3.9%
Mesa Laboratories, Inc.	85,353	25,807
National Research Corp.(1)	2,409,518	101,610
U.S. Physical Therapy, Inc.(1)	1,185,000	131,061
		258,478

Industrials—7.4%
AAON, Inc.(1)	3,359,400	219,503
HEICO Corp. Class A	1,307,383	154,833
Omega Flex, Inc.(1)	841,642	120,094
		494,430

Information Technology—31.8%
Aspen Technology, Inc.(2)	1,578,926	193,892
Avalara, Inc.(2)	1,420,000	248,173
Bill.com Holdings, Inc.(2)	2,257,005	602,508
Blackline, Inc.(2)	2,472,403	291,892
Duck Creek Technologies, Inc.(1)(2)	8,694,221	384,632
nCino, Inc.(2)	2,821,202	200,390
NVE Corp.(1)	412,690	26,400
SPS Commerce, Inc.(2)	1,045,164	168,595
		2,116,482
Total Common Stocks (Identified Cost $3,435,370)		6,384,815

Total Long-Term Investments—95.8% (Identified Cost $3,435,370)		6,384,815

	Shares	Value

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	284,304,587	$ 284,305
Total Short-Term Investment (Identified Cost $284,305)		284,305

TOTAL INVESTMENTS—100.1% (Identified Cost $3,719,675)		$6,669,120
Other assets and liabilities, net—(0.1)%		(4,108)
NET ASSETS—100.0%		$6,665,012

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	87%
United Kingdom	10
China	3
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,384,815	$5,709,732	$675,083
Money Market Mutual Fund	284,305	284,305	—
Total Investments	$6,669,120	$5,994,037	$675,083
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.1%
Consumer Discretionary—21.9%
Cheesecake Factory, Inc. (The)(1)	1,200,215	$ 56,410
Latham Group, Inc.(1)	1,813,745	29,745
Leslie’s, Inc.(1)	1,872,923	38,470
SiteOne Landscape Supply, Inc.(1)	382,893	76,376
Terminix Global Holdings, Inc.(1)	1,075,711	44,825
Thor Industries, Inc.	538,406	66,095
		311,921

Consumer Staples—5.6%
National Beverage Corp.	867,770	45,549
WD-40 Co.	148,451	34,364
		79,913

Financials—17.5%
Bank of Hawaii Corp.	569,215	46,772
First Financial Bankshares, Inc.	478,223	21,974
Houlihan Lokey, Inc. Class A	753,490	69,397
Primerica, Inc.	243,735	37,445
RLI Corp.	365,989	36,698
Stock Yards Bancorp, Inc.	627,556	36,806
		249,092

Health Care—1.4%
Anika Therapeutics, Inc.(1)	465,689	19,820
Industrials—26.8%
Albany International Corp. Class A	536,678	41,254
Armstrong World Industries, Inc.	477,520	45,589
	Shares	Value

Industrials—continued
Construction Partners, Inc. Class A(1)	800,935	$ 26,727
Graco, Inc.	657,704	46,020
John Bean Technologies Corp.	254,148	35,721
Landstar System, Inc.	273,288	43,130
RBC Bearings, Inc.(1)	265,552	56,350
UniFirst Corp.	132,387	28,148
Watsco, Inc.	223,780	59,217
		382,156

Information Technology—14.1%
American Software, Inc. Class A	1,006,834	23,912
Badger Meter, Inc.	204,069	20,640
Brooks Automation, Inc.	845,607	86,548
EVERTEC, Inc.	999,895	45,715
Jack Henry & Associates, Inc.	144,745	23,747
		200,562

Materials—4.7%
Scotts Miracle-Gro Co. (The)	457,813	67,005
Real Estate—4.1%
MGM Growth Properties LLC Class A	1,534,190	58,759
Total Common Stocks (Identified Cost $876,237)		1,369,228
Total Long-Term Investments—96.1% (Identified Cost $876,237)		1,369,228

	Shares	Value

Short-Term Investment—3.7%
Money Market Mutual Fund—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	53,515,358	$ 53,515
Total Short-Term Investment (Identified Cost $53,515)		53,515

TOTAL INVESTMENTS—99.8% (Identified Cost $929,752)		$1,422,743
Other assets and liabilities, net—0.2%		2,267
NET ASSETS—100.0%		$1,425,010

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,369,228	$1,369,228
Money Market Mutual Fund	53,515	53,515
Total Investments	$1,422,743	$1,422,743
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—94.5%
Consumer Discretionary—17.0%
Bright Horizons Family Solutions, Inc.(1)	223,547	$ 31,167
Pool Corp.	126,366	54,895
Rollins, Inc.	630,608	22,279
SiteOne Landscape Supply, Inc.(1)	286,664	57,181
Thor Industries, Inc.	399,046	48,987
		214,509

Financials—13.3%
Berkley (W.R.) Corp.	535,490	39,187
Interactive Brokers Group, Inc. Class A	492,037	30,674
LPL Financial Holdings, Inc.	254,499	39,895
MSCI, Inc. Class A	95,662	58,195
		167,951

Health Care—14.1%
Charles River Laboratories International, Inc.(1)	183,196	75,599
Chemed Corp.	56,566	26,310
Cooper Cos., Inc. (The)	114,239	47,216
Elanco Animal Health, Inc.(1)	919,270	29,316
		178,441

Industrials—19.7%
Allegion plc	279,148	36,898
Copart, Inc.(1)	304,551	42,247
Equifax, Inc.	177,360	44,946
Exponent, Inc.	233,353	26,404
	Shares	Value

Industrials—continued
Fair Isaac Corp.(1)	44,955	$ 17,889
Lennox International, Inc.	118,969	34,997
Nordson Corp.	192,058	45,739
		249,120

Information Technology—26.1%
ANSYS, Inc.(1)	74,860	25,486
Aspen Technology, Inc.(1)	216,280	26,559
Bentley Systems, Inc. Class B	826,354	50,110
CDW Corp.	268,004	48,782
Duck Creek Technologies, Inc.(1)	529,879	23,442
Jack Henry & Associates, Inc.	147,060	24,127
Teledyne Technologies, Inc.(1)	43,221	18,567
Teradyne, Inc.	393,348	42,942
Zebra Technologies Corp. Class A(1)	135,314	69,743
		329,758

Materials—4.3%
Scotts Miracle-Gro Co. (The)	366,503	53,642
Total Common Stocks (Identified Cost $967,089)		1,193,421
Total Long-Term Investments—94.5% (Identified Cost $967,089)		1,193,421

	Shares	Value

Short-Term Investment—5.1%
Money Market Mutual Fund—5.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	65,012,105	$ 65,012
Total Short-Term Investment (Identified Cost $65,012)		65,012

TOTAL INVESTMENTS—99.6% (Identified Cost $1,032,101)		$1,258,433
Other assets and liabilities, net—0.4%		5,108
NET ASSETS—100.0%		$1,263,541

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,193,421	$1,193,421
Money Market Mutual Fund	65,012	65,012
Total Investments	$1,258,433	$1,258,433
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—4.3%
MediaAlpha, Inc. Class A(1)	4,307	$ 81
Rightmove plc ADR	9,998	182
		263

Consumer Discretionary—9.2%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,249	136
Olo, Inc. Class A(1)	4,742	142
SiteOne Landscape Supply, Inc.(1)	1,414	282
		560

Consumer Staples—2.0%
Lamb Weston Holdings, Inc.	1,934	119
Financials—10.0%
FactSet Research Systems, Inc.	455	179
MarketAxess Holdings, Inc.	468	197
Ryan Specialty Group Holdings, Inc. Class A(1)	6,880	233
		609

Health Care—21.4%
Cooper Cos., Inc. (The)	350	145
Elanco Animal Health, Inc.(1)	4,512	144
Globus Medical, Inc. Class A(1)	2,410	184
HealthEquity, Inc.(1)	2,960	192
Silk Road Medical, Inc.(1)	5,346	294
	Shares	Value

Health Care—continued
West Pharmaceutical Services, Inc.	801	$ 340
		1,299

Industrials—21.8%
Copart, Inc.(1)	1,809	251
Fair Isaac Corp.(1)	328	130
HEICO Corp. Class A	1,847	219
Old Dominion Freight Line, Inc.	1,261	361
TransUnion	1,789	201
Verisk Analytics, Inc. Class A	825	165
		1,327

Information Technology—30.3%
Avalara, Inc.(1)	1,388	243
Bentley Systems, Inc. Class B	5,087	309
Clearwater Analytics Holdings, Inc. Class A (1)	8,174	209
Duck Creek Technologies, Inc.(1)	3,418	151
Five9, Inc.(1)	1,117	178
Jack Henry & Associates, Inc.	1,093	179
nCino, Inc.(1)	1,869	133
Teledyne Technologies, Inc.(1)	483	208
Tyler Technologies, Inc.(1)	509	233
		1,843
Total Common Stocks (Identified Cost $5,633)		6,020

Total Long-Term Investments—99.0% (Identified Cost $5,633)		6,020

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	13,591	$ 14
Total Short-Term Investment (Identified Cost $14)		14

TOTAL INVESTMENTS—99.2% (Identified Cost $5,647)		$6,034
Other assets and liabilities, net—0.8%		49
NET ASSETS—100.0%		$6,083

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,020	$6,020
Money Market Mutual Fund	14	14
Total Investments	$6,034	$6,034
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—14.6%
Cheesecake Factory, Inc. (The)(1)	1,966	$ 92
Gentex Corp.	2,238	74
Leslie’s, Inc.(1)	2,639	54
Terminix Global Holdings, Inc.(1)	1,666	70
Thor Industries, Inc.	1,127	138
		428

Consumer Staples—5.0%
National Beverage Corp.	1,801	95
WD-40 Co.	222	51
		146

Financials—13.8%
Bank of Hawaii Corp.	1,164	96
Berkley (W.R.) Corp.	1,509	110
Broadridge Financial Solutions, Inc.	637	106
MSCI, Inc. Class A	151	92
		404

Health Care—5.0%
Anika Therapeutics, Inc.(1)	1,074	46
CorVel Corp.(1)	539	100
		146

Industrials—24.6%
Armstrong World Industries, Inc.	752	72
Graco, Inc.	1,339	94
John Bean Technologies Corp.	551	77
Landstar System, Inc.	594	94
Lennox International, Inc.	172	51
RBC Bearings, Inc.(1)	556	118
	Shares	Value

Industrials—continued
Toro Co. (The)	949	$ 92
TransUnion	1,103	124
		722

Information Technology—22.2%
American Software, Inc. Class A	2,946	70
CDK Global, Inc.	1,140	48
CDW Corp.	529	96
Dolby Laboratories, Inc. Class A	761	67
Jack Henry & Associates, Inc.	674	111
Teradyne, Inc.	988	108
Zebra Technologies Corp. Class A(1)	289	149
		649

Materials—6.3%
Axalta Coating Systems Ltd. (1)	2,404	70
Scotts Miracle-Gro Co. (The)	780	114
		184

Real Estate—7.0%
Lamar Advertising Co. Class A	965	109
MGM Growth Properties LLC Class A	2,494	96
		205
Total Common Stocks (Identified Cost $2,993)		2,884

Total Long-Term Investments—98.5% (Identified Cost $2,993)		2,884

	Shares	Value

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	14,054	$ 14
Total Short-Term Investment (Identified Cost $14)		14

TOTAL INVESTMENTS—99.0% (Identified Cost $3,007)		$2,898
Other assets and liabilities, net—1.0%		29
NET ASSETS—100.0%		$2,927

Abbreviations:
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,884	$2,884
Money Market Mutual Fund	14	14
Total Investments	$2,898	$2,898
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—5.0%
Kakao Corp.	1,855	$ 182
Tencent Holdings Ltd.	2,152	129
		311

Consumer Discretionary—22.5%
Alibaba Group Holding Ltd.(1)	5,228	97
Fast Retailing Co. Ltd.	275	203
Huazhu Group Ltd. ADR(1)	4,742	218
JD.com, Inc. ADR(1)	1,803	130
MercadoLibre, Inc.(1)	166	279
Trip.com Group Ltd. ADR(1)	4,397	135
Yum China Holdings, Inc.	5,704	331
		1,393

Consumer Staples—29.2%
Budweiser Brewing Co. APAC Ltd.	100,952	257
China Mengniu Dairy Co., Ltd.(1)	45,030	290
CP ALL PCL	183,032	342
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	3,036	263
Raia Drogasil S.A.	36,870	157
Unilever plc Sponsored ADR	3,266	177
Wal-Mart de Mexico SAB de C.V.	95,484	324
		1,810

Financials—23.8%
AIA Group Ltd.	21,721	250
Bank Central Asia Tbk PT	119,234	290
HDFC Bank Ltd. ADR	4,865	356
Sanlam Ltd.	60,214	255
XP, Inc. Class A(1)	8,016	322
		1,473

	Shares	Value

Health Care—6.0%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	140,426	$ 249
Wuxi Biologics Cayman, Inc.(1)	7,632	124
		373

Information Technology—5.8%
Infosys Ltd. Sponsored ADR	16,159	359
Materials—2.9%
Asian Paints Ltd.	4,156	181
Real Estate—3.2%
Country Garden Services Holdings Co., Ltd.	24,827	196
Total Common Stocks (Identified Cost $5,143)		6,096
Total Long-Term Investments—98.4% (Identified Cost $5,143)		6,096

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	67,774	68
Total Short-Term Investment (Identified Cost $68)		68

TOTAL INVESTMENTS—99.5% (Identified Cost $5,211)		$6,164
Other assets and liabilities, net—0.5%		31
NET ASSETS—100.0%		$6,195
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	26%
India	15
Hong Kong	13
Brazil	12
Mexico	9
Thailand	6
Indonesia	5
Other	14
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,096	$3,051	$3,045
Money Market Mutual Fund	68	68	—
Total Investments	$6,164	$3,119	$3,045
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—9.5%
Alphabet, Inc. Class C(1)	2,016	$ 5,373
Facebook, Inc. Class A(1)	17,500	5,940
Walt Disney Co. (The)(1)	31,213	5,280
		16,593

Consumer Discretionary—12.5%
Amazon.com, Inc.(1)	2,524	8,291
MercadoLibre, Inc.(1)	2,549	4,281
NIKE, Inc. Class B	23,463	3,407
Yum! Brands, Inc.	48,204	5,896
		21,875

Consumer Staples—8.1%
China Mengniu Dairy Co., Ltd.(1)	603,810	3,889
CP ALL PCL	2,900,227	5,421
Heineken NV	47,357	4,943
		14,253

Financials—8.4%
AIA Group Ltd.	528,562	6,081
HDFC Bank Ltd. ADR	97,862	7,153
XP, Inc. Class A(1)	39,783	1,598
		14,832

Health Care—17.7%
Abbott Laboratories	44,800	5,292
Alcon, Inc.	44,537	3,584
Illumina, Inc.(1)	8,004	3,246
Intuitive Surgical, Inc.(1)	3,519	3,498
Medtronic plc	42,222	5,293
Novo Nordisk A/S Class B	54,483	5,252
	Shares	Value

Health Care—continued
Regeneron Pharmaceuticals, Inc.(1)	8,230	$ 4,981
		31,146

Industrials—5.0%
IHS Markit Ltd.	29,933	3,491
Recruit Holdings Co., Ltd.	86,806	5,306
		8,797

Information Technology—32.3%
Autodesk, Inc.(1)	19,353	5,519
Dassault Systemes SE	92,985	4,893
FleetCor Technologies, Inc.(1)	21,526	5,624
Infosys Ltd. Sponsored ADR	230,113	5,120
Microsoft Corp.	25,082	7,071
PayPal Holdings, Inc.(1)	23,549	6,128
salesforce.com, Inc.(1)	26,071	7,071
SAP SE Sponsored ADR	24,932	3,367
Visa, Inc. Class A	31,068	6,920
Workday, Inc. Class A(1)	20,337	5,082
		56,795

Materials—1.9%
Linde plc	11,538	3,385
Real Estate—3.0%
Equinix, Inc.	6,552	5,177
Total Common Stocks (Identified Cost $120,284)		172,853
Total Long-Term Investments—98.4% (Identified Cost $120,284)		172,853

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,776,871	$ 2,777
Total Short-Term Investment (Identified Cost $2,777)		2,777

TOTAL INVESTMENTS—100.0% (Identified Cost $123,061)		$175,630
Other assets and liabilities, net—0.0%		54
NET ASSETS—100.0%		$175,684

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	61%
India	7
Hong Kong	6
United Kingdom	4
Thailand	3
Japan	3
Denmark	3
Other	13
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$172,853	$137,068	$35,785
Money Market Mutual Fund	2,777	2,777	—
Total Investments	$175,630	$139,845	$35,785
There were no securities valued using significant observable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—9.4%
Kakao Corp.	1,114	$ 109
Match Group, Inc.(1)	1,940	305
Spotify Technology S.A.(1)	941	212
		626

Consumer Discretionary—10.3%
Huazhu Group Ltd. ADR(1)	3,361	154
MercadoLibre, Inc.(1)	99	167
Trip.com Group Ltd. ADR(1)	5,037	155
Yum! Brands, Inc.	1,676	205
		681

Consumer Staples—13.1%
China Mengniu Dairy Co., Ltd.(1)	23,141	149
CP ALL PCL	138,924	260
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,401	208
Raia Drogasil S.A.	24,435	104
Unicharm Corp.	3,403	151
		872

Financials—9.0%
First Republic Bank	1,042	201
MSCI, Inc. Class A	325	198
XP, Inc. Class A(1)	4,932	198
		597

Health Care—24.9%
Alcon, Inc.	2,491	200
ICON plc ADR(1)	780	204
IDEXX Laboratories, Inc.(1)	242	151
IQVIA Holdings, Inc.(1)	1,120	268
M3, Inc.	2,040	145
ResMed, Inc.	654	172
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	92,776	165
STERIS plc	1,056	216
	Shares	Value

Health Care—continued
Wuxi Biologics Cayman, Inc.(1)	8,417	$ 137
		1,658

Industrials—3.1%
CoStar Group, Inc.(1)	2,360	203
Information Technology—26.1%
Adyen N.V.(1)	53	148
Autodesk, Inc.(1)	949	271
EPAM Systems, Inc.(1)	556	317
FleetCor Technologies, Inc.(1)	1,082	283
Okta, Inc. Class A(1)	1,093	259
RingCentral, Inc. Class A(1)	1,208	263
Workday, Inc. Class A(1)	784	196
		1,737

Real Estate—3.2%
Equinix, Inc.	268	212
Total Common Stocks (Identified Cost $6,028)		6,586
Total Long-Term Investments—99.1% (Identified Cost $6,028)		6,586

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	27,426	27
Total Short-Term Investment (Identified Cost $27)		27

TOTAL INVESTMENTS—99.5% (Identified Cost $6,055)		$6,613
Other assets and liabilities, net—0.5%		35
NET ASSETS—100.0%		$6,648
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	57%
China	9
Brazil	5
Japan	4
Thailand	4
Sweden	3
Mexico	3
Other	15
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,586	$5,322	$1,264
Money Market Mutual Fund	27	27	—
Total Investments	$6,613	$5,349	$1,264
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.9%
U.S. Treasury Bonds
3.000%, 8/15/48	$ 8,965	$ 10,682
2.000%, 2/15/50	2,045	2,009
1.375%, 8/15/50	12,745	10,755
1.875%, 2/15/51	5,890	5,617
2.000%, 8/15/51	440	432
U.S. Treasury Notes
0.250%, 11/15/23	1,260	1,258
0.250%, 5/31/25	1,610	1,583
1.125%, 2/15/31	2,565	2,484
1.625%, 5/15/31	900	910
1.250%, 8/15/31	1,170	1,142
Total U.S. Government Securities (Identified Cost $36,279)		36,872

Municipal Bonds—0.4%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	501
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	418
		919

Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	572
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	76
Texas—0.1%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	523
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	189
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	565
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	191
		1,468

	Par Value	Value

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	$ 640	$ 703
Total Municipal Bonds (Identified Cost $3,540)		3,738

Foreign Government Securities—0.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	14
RegS 7.650%, 4/21/25(1)(2)	320	34
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	540	614
Oman Government International Bond 144A 7.375%, 10/28/32(3)	580	660
Republic of Turkey 5.875%, 6/26/31	1,125	1,056
Republic of Venezuela RegS 8.250%, 10/13/24(1)(2)	40	4
Saudi Arabia Government International Bond 144A 3.250%, 10/22/30(3)	485	519
State of Qatar 144A 4.400%, 4/16/50(3)	615	750
United Mexican States 2.659%, 5/24/31	645	622
Total Foreign Government Securities (Identified Cost $4,746)		4,273

Mortgage-Backed Securities—7.7%
Agency—0.3%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	62	71
Pool #A62213 6.000%, 6/1/37	111	131
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	18	21
Pool #735061 6.000%, 11/1/34	136	160
Pool #880117 5.500%, 4/1/36	3	4
Pool #938574 5.500%, 9/1/36	80	92
	Par Value	Value

Agency—continued
Pool #310041 6.500%, 5/1/37	$ 108	$ 129
Pool #909092 6.000%, 9/1/37	7	8
Pool #972569 5.000%, 3/1/38	86	96
Pool #909175 5.500%, 4/1/38	58	66
Pool #929625 5.500%, 6/1/38	82	96
Pool #909220 6.000%, 8/1/38	62	72
Pool #MA3905 3.000%, 1/1/50	1,635	1,713
		2,659

Non-Agency—7.4%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(3)(4)(5)	66	66
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(5)	636	634
2019-D, A1 144A 2.956%, 9/25/65(3)(5)	561	565
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,119
2015-SFR1, A 144A 3.467%, 4/17/52(3)	947	1,000
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	363
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	535
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	763
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	790
Angel Oak Mortgage Trust LLC 2020-4, A1 144A 1.469%, 6/25/65(3)(5)	940	947
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(5)	853	854
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(5)	1,142	1,143
2019-1, A1 144A 3.805%, 1/25/49(3)(5)	107	109
2019-2, A1 144A 3.347%, 4/25/49(3)(5)	1,635	1,656
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(5)	$ 33	$ 36
2005-1, 1A1 5.500%, 2/25/35	98	103
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	510	526
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	245	254
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.806%, 3/15/37(3)(5)	800	798
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 2/15/29(3)(5)	920	920
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(3)(5)	421	421
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 12/15/36(3)(5)	419	419
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(5)	1,379	1,457
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	1,257	1,256
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	403	409
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.076%, 5/25/34(5)	128	129
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(5)	4	4
2018-RP1, A1 144A 3.000%, 9/25/64(3)(5)	589	604
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(3)(5)	$ 156	$ 156
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(5)	180	180
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	503
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/26/29(3)(5)	290	291
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	490	497
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	306
2018-2, A 144A 4.026%, 11/15/52(3)	413	432
2020-4, A 144A 1.174%, 12/15/52(3)	590	584
2020-3, A 144A 1.358%, 8/15/53(3)	695	689
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.064%, 5/15/36(3)(5)	530	532
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.819%, 4/25/44(3)(5)	13	13
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(5)	580	599
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(5)	395	403
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(5)	245	245
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(5)	162	163
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(5)	614	615
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(5)	875	878
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(5)	78	79
2021-2, A3 144A 1.291%, 6/25/66(3)(5)	779	780
	Par Value	Value

Non-Agency—continued
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	$ 645	$ 645
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	876
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(5)	154	156
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(5)	44	44
2018-1, A23 144A 3.500%, 11/25/57(3)(5)	49	50
2019-H1, A1 144A 2.657%, 10/25/59(3)(5)	35	36
2020-H1, A1 144A 2.310%, 1/25/60(3)(5)	172	174
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(5)	125	125
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(5)	84	85
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 2/15/38(3)(5)	1,080	1,081
GS Mortgage Securities Trust
2012-ALOH, A 144A 3.551%, 4/10/34(3)	187	188
2020-GC45, AS 3.173%, 2/13/53(5)	565	599
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(5)	411	416
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	501
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	558	550
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(3)(5)	1,443	1,462
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	99	102
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(5)	$ 32	$ 33
2014-1, 2A12 144A 3.500%, 1/25/44(3)(5)	27	27
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	223	226
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	411	419
2017-1, A2 144A 3.480%, 1/25/47(3)(5)	165	167
2017-3, 2A2 144A 2.500%, 8/25/47(3)(5)	75	76
2017-5, A1 144A 3.090%, 10/26/48(3)(5)	247	253
2017-4, A3 144A 3.500%, 11/25/48(3)(5)	370	374
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.084%, 12/15/37(3)(5)	870	870
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 5/15/36(3)(5)	565	566
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(5)	295	295
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(5)	480	479
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.184%, 2/25/55(3)(5)	400	399
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.186%, 4/25/55(3)(5)	180	180
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(3)(5)	860	897
2019-1A, A1A 144A 3.750%, 4/25/58(3)(5)	313	322
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(5)	395	410
2019-1, M2 144A 3.500%, 10/25/69(3)(5)	509	542
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	275	291
	Par Value	Value

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	$ 835	$ 878
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(5)	224	235
2015-2A, A1 144A 3.750%, 8/25/55(3)(5)	143	151
2016-1A, A1 144A 3.750%, 3/25/56(3)(5)	70	75
2016-3A, B1 144A 4.000%, 9/25/56(3)(5)	408	433
2016-4A, A1 144A 3.750%, 11/25/56(3)(5)	52	55
2016-4A, B1A 144A 4.500%, 11/25/56(3)(5)	526	571
2017-2A, A3 144A 4.000%, 3/25/57(3)(5)	110	117
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(5)	325	325
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(5)	108	109
2020-1A, A1B 144A 3.500%, 10/25/59(3)(5)	629	657
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.136%, 5/25/55(3)(5)	120	120
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(5)	525	526
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.811%, 3/25/35(5)	17	17
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	141	144
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(5)	29	29
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(5)	718	717
Preston Ridge Partners Mortgage LLC
2020-2, A1 144A 3.671%, 8/25/25(3)(5)	171	172
2020-3, A1 144A 2.857%, 9/25/25(3)(5)	932	934
2020-6, A1 144A 2.363%, 11/25/25(3)(5)	962	968
2021-2, A1 144A 2.115%, 3/25/26(3)(5)	1,196	1,198
2021-3, A1 144A 1.867%, 4/25/26(3)(5)	554	557
	Par Value	Value

Non-Agency—continued
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(5)	$ 225	$ 225
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(3)(5)	853	853
2021-NPL1, A1 144A 2.240%, 9/27/60(3)(5)	453	453
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	450
2019-SFR2, A 144A 3.147%, 5/17/36(3)	387	390
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	466
2021-SFR2, D 144A 2.197%, 4/19/38(3)	750	748
2021-SFR6, C 144A 1.855%, 7/17/38(3)	145	144
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(5)	333	336
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(5)	471	480
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(5)	530	530
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(5)	222	225
Sequoia Mortgage Trust 2013-8, B1 3.498%, 6/25/43(5)	100	101
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(5)	335	336
Starwood Mortgage Residential Trust
2021-3, A3 144A 1.518%, 6/25/56(3)(5)	276	275
2020-2, A1 144A 2.718%, 4/25/60(3)(5)	227	229
2020-3, A1 144A 1.486%, 4/25/65(3)(5)	256	257
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(5)	160	164
2016-3, M1 144A 3.500%, 4/25/56(3)(5)	1,080	1,118
2016-4, B1 144A 3.826%, 7/25/56(3)(5)	585	632
2017-4, A2 144A 3.000%, 6/25/57(3)(5)	670	699
2019-1, A1 144A 3.705%, 3/25/58(3)(5)	548	577
2018-6, A1B 144A 3.750%, 3/25/58(3)(5)	420	443
2018-6, A2 144A 3.750%, 3/25/58(3)(5)	1,270	1,339
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A2 144A 3.750%, 12/25/58(3)(5)	$ 500	$ 533
2019-4, A2 144A 3.250%, 10/25/59(3)(5)	650	690
2020-MH1, A2 144A 2.500%, 2/25/60(3)(5)	1,115	1,115
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	585	597
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.986%, 4/25/48(3)(5)	313	313
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	448
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	865
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(5)	510	508
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(5)	620	620
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(5)	384	385
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(5)	432	432
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(5)	857	856
2021-NPL5, A1 144A 1.868%, 8/25/61(3)(5)	290	290
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(5)	327	327
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(5)	640	640
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(5)	198	200
2019-4, M1 144A 3.207%, 11/25/59(3)(5)	280	284
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	309	311
2021-1R, A1 144A 1.280%, 5/25/56(3)	386	388
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	265	281
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(5)	$ 151	$ 153
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)	265	265
		70,803
Total Mortgage-Backed Securities (Identified Cost $72,772)		73,462

Asset-Backed Securities—3.4%
Automobiles—2.0%
American Credit Acceptance Receivables Trust
2019-2, C 144A 3.170%, 6/12/25(3)	280	282
2021-2, C 144A 0.970%, 7/13/27(3)	900	902
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,253
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(3)	575	592
2020-P1, B 0.920%, 11/9/26	775	768
2021-N3, D 1.580%, 6/12/28	585	584
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	545	558
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(3)	540	547
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(3)	540	547
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	580	585
Exeter Automobile Receivables Trust
2019-2A, C 144A 3.300%, 3/15/24(3)	325	328
2019-4A, C 144A 2.440%, 9/16/24(3)	690	696
2018-4A, D 144A 4.350%, 9/16/24(3)	160	165
	Par Value	Value

Automobiles—continued
2019-1A, D 144A 4.130%, 12/16/24(3)	$ 155	$ 159
First Investors Auto Owner Trust 2021-1A, C 144A 1.170%, 3/15/27(3)	790	788
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	549
2020-4, C 144A 1.280%, 2/16/27(3)	965	972
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(3)	745	774
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	745	765
2020-4A, C 144A 1.140%, 11/17/25(3)	930	935
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	47	47
2018-3A, C 144A 4.180%, 7/15/24(3)	640	654
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	355	357
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	546
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	1,390	1,399
2021-3, C 0.950%, 9/15/27	880	882
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	575	584
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(3)	296	297
2021-1, C 144A 0.840%, 6/10/26(3)	900	900
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	585	589
		19,004

See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	$ 730	$ 729
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	645	649
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(3)	535	535
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(3)	775	780
		2,693

Other—1.1%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	36	38
2019-A, C 144A 4.010%, 7/16/40(3)	720	748
2020-AA, B 144A 2.790%, 7/17/46(3)	755	769
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	535	554
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	325	330
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(3)	409	412
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(3)	77	78
2021-1A, A 144A 1.510%, 11/21/33(3)	490	491
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(3)	410	414
2021-1A, A 144A 1.270%, 5/15/41(3)	633	630
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	520	552
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	160	160
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	567
	Par Value	Value

Other—continued
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	$ 291	$ 294
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(3)	86	87
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	864	861
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	590	594
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(3)	155	156
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(3)	99	99
2020-1A, A 144A 1.710%, 2/20/25(3)	338	341
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	225	226
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	315	324
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	900	902
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	350	363
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	553	563
		10,553
Total Asset-Backed Securities (Identified Cost $32,010)		32,250

Corporate Bonds and Notes—10.4%
Communication Services—0.5%
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	460	483
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	290	303
CommScope, Inc. 144A 4.750%, 9/1/29(3)	60	60
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)(6)	255	168
	Par Value	Value

Communication Services—continued
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(3)	$ 145	$ 151
DISH DBS Corp.
5.000%, 3/15/23	300	311
7.750%, 7/1/26	180	203
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	650	655
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)(6)	80	81
Radiate Holdco LLC 144A 4.500%, 9/15/26(3)	150	155
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	525	561
T-Mobile USA, Inc. 3.875%, 4/15/30	865	955
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	445	472
Verizon Communications, Inc. 2.550%, 3/21/31	419	424
		4,982

Consumer Discretionary—0.8%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	590	602
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	290	305
Brunswick Corp. 2.400%, 8/18/31	537	519
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	215	215
Ford Motor Co. 9.000%, 4/22/25	652	784
Gap, Inc. (The) 144A 3.875%, 10/1/31(3)	335	335
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	385	391
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	560	586
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	145	148
M/I Homes, Inc. 4.950%, 2/1/28	435	455
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Marriott International, Inc. Series HH 2.850%, 4/15/31	$ 82	$ 83
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	335	342
PulteGroup, Inc. 6.375%, 5/15/33	780	1,025
QVC, Inc. 4.375%, 3/15/23	440	459
Scientific Games International, Inc.
144A 5.000%, 10/15/25(3)	370	381
144A 8.250%, 3/15/26(3)	210	223
144A 7.000%, 5/15/28(3)	80	86
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	540	552
		7,491

Consumer Staples—0.3%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(3)	455	477
144A 3.500%, 3/15/29(3)	60	60
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	520	587
4.750%, 1/23/29	130	153
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	520	601
BAT Capital Corp. 4.906%, 4/2/30	705	807
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	585	585
		3,270

Energy—1.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	460	467
Boardwalk Pipelines LP 4.950%, 12/15/24	550	609
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(3)	420	421
Cheniere Energy, Inc. 4.625%, 10/15/28	235	248
CNX Midstream Partners LP 144A 4.750%, 4/15/30(3)	25	25
CrownRock LP
144A 5.625%, 10/15/25(3)	345	353
144A 5.000%, 5/1/29(3)	300	313
	Par Value	Value

Energy—continued
Energy Transfer LP Series H 6.500% (7)	$ 590	$ 614
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	55	60
144A 6.500%, 7/1/27(3)	65	73
144A 4.750%, 1/15/31(3)	140	146
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	796
HollyFrontier Corp. 5.875%, 4/1/26	630	723
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	657
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	740	744
Occidental Petroleum Corp. 5.500%, 12/1/25	15	17
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(4)(7)	25	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	345
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	359
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	980	1,277
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	15
Petroleos Mexicanos
6.500%, 3/13/27	350	370
7.690%, 1/23/50	560	530
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	530	574
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	210	235
Southwestern Energy Co. 144A 5.375%, 2/1/29(3)	230	246
Targa Resources Partners LP 5.875%, 4/15/26	430	449
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	91	90
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	315	325
		11,081

Financials—3.9%
AerCap Ireland Capital DAC 3.650%, 7/21/27	390	414
	Par Value	Value

Financials—continued
Allstate Corp. (The) Series B 5.750%, 8/15/53	$ 565	$ 611
Ally Financial, Inc. Series B 4.700% (7)	628	654
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	705	751
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	790
Athene Global Funding 144A 2.450%, 8/20/27(3)	775	800
Bank of America Corp.
2.687%, 4/22/32	1,725	1,757
2.482%, 9/21/36	750	735
(3 month LIBOR + 0.770%) 0.891%, 2/5/26(5)	640	649
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	710	779
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	563
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	305	304
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	740	732
Brighthouse Financial, Inc. 5.625%, 5/15/30	648	782
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	1,227
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	200	212
Capital One Financial Corp. 2.359%, 7/29/32	573	561
Charles Schwab Corp. (The) Series H 4.000% (7)	775	799
Citadel LP 144A 4.875%, 1/15/27(3)	565	610
Citigroup, Inc.
3.200%, 10/21/26	525	566
(3 month LIBOR + 1.250%) 1.381%, 7/1/26(5)	1,200	1,238
Coinbase Global, Inc. 144A 3.625%, 10/1/31(3)	600	570
Discover Bank 4.682%, 8/9/28	1,435	1,527
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	791
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	585	668
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 1.295%, 5/15/26(5)	$ 685	$ 702
Icahn Enterprises LP 6.250%, 5/15/26	710	742
Jefferies Group LLC 4.850%, 1/15/27	340	394
JPMorgan Chase & Co. 1.953%, 2/4/32	1,445	1,394
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	490	485
Liberty Mutual Group, Inc.
144A 4.569%, 2/1/29(3)	627	729
144A 4.125%, 12/15/51(3)	600	617
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.174%, 4/20/67(5)	615	548
MetLife, Inc. Series G 3.850% (7)	695	726
Morgan Stanley
3.125%, 7/27/26	1,080	1,162
6.375%, 7/24/42	580	878
Nippon Life Insurance Co. 144A 2.900%, 9/16/51(3)	390	385
OneMain Finance Corp.
6.875%, 3/15/25	330	371
7.125%, 3/15/26	135	156
Prudential Financial, Inc.
5.875%, 9/15/42	285	296
5.625%, 6/15/43	720	766
Santander Holdings USA, Inc. 4.400%, 7/13/27	640	719
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	535	594
Synovus Financial Corp. 5.900%, 2/7/29	300	323
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	890	926
Toronto-Dominion Bank (The) 3.625%, 9/15/31	725	797
UBS AG 7.625%, 8/17/22	1,430	1,515
Wells Fargo & Co.
2.393%, 6/2/28	1,310	1,351
Series BB 3.900%(7)	1,155	1,191
Zions Bancorp NA 3.250%, 10/29/29	405	421
		37,278

	Par Value	Value

Health Care—0.6%
Anthem, Inc. 2.875%, 9/15/29	$ 565	$ 595
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	200	210
Centene Corp. 4.625%, 12/15/29	220	240
DaVita, Inc. 144A 4.625%, 6/1/30(3)	565	581
HCA, Inc. 5.250%, 6/15/49	415	530
Illumina, Inc. 2.550%, 3/23/31	370	373
Jaguar Holding Co. II 144A 5.000%, 6/15/28(3)	285	307
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(3)	305	304
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(3)	155	155
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	215	219
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	35	38
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	15	15
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(3)	50	53
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	515	493
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	490	485
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	535	589
Viatris, Inc. 144A 2.300%, 6/22/27(3)	481	492
		5,679

Industrials—0.8%
American Airlines, Inc. 144A 5.750%, 4/20/29(3)	185	199
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	905	949
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	560	590
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	610
	Par Value	Value

Industrials—continued
Boeing Co. (The) 5.150%, 5/1/30	$ 415	$ 487
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	610	613
Dycom Industries, Inc. 144A 4.500%, 4/15/29(3)	230	231
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	35	36
GFL Environmental, Inc.
144A 3.750%, 8/1/25(3)	460	473
144A 4.000%, 8/1/28(3)	440	437
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	778	768
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	440	603
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	595	629
TransDigm, Inc. 5.500%, 11/15/27	305	313
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	425	439
		7,377

Information Technology—0.9%
Broadcom, Inc.
4.150%, 11/15/30	712	789
144A 2.450%, 2/15/31(3)	388	376
144A 3.187%, 11/15/36(3)	38	38
Citrix Systems, Inc. 3.300%, 3/1/30	975	996
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	60	62
144A 6.500%, 10/15/28(3)	85	88
Dell International LLC 8.100%, 7/15/36	210	318
Flex Ltd. 3.750%, 2/1/26	555	604
HP, Inc. 3.400%, 6/17/30	835	888
Leidos, Inc. 2.300%, 2/15/31	800	782
Motorola Solutions, Inc.
4.600%, 2/23/28	517	596
4.600%, 5/23/29	265	308
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
NCR Corp. 144A 5.125%, 4/15/29(3)	$ 350	$ 361
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	580	599
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	465	459
Square, Inc. 144A 3.500%, 6/1/31(3)	405	415
SYNNEX Corp. 144A 2.375%, 8/9/28(3)	905	896
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	455	471
		9,046

Materials—0.7%
Ardagh Metal Packaging Finance USA LLC 144A 4.000%, 9/1/29(3)	200	202
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(3)	610	633
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	430	450
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	570	608
Freeport-McMoRan, Inc. 5.450%, 3/15/43	475	585
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	750	754
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	635	630
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	870	920
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(3)	490	493
New Enterprise Stone & Lime Co., Inc. 144A 5.250%, 7/15/28(3)	10	10
Suzano Austria GmbH 2.500%, 9/15/28	295	287
Teck Resources Ltd. 6.125%, 10/1/35	540	700
		6,272

Real Estate—0.6%
American Assets Trust LP 3.375%, 2/1/31	261	270
EPR Properties 4.750%, 12/15/26	865	947
	Par Value	Value

Real Estate—continued
GLP Capital LP 5.750%, 6/1/28	$ 655	$ 769
MPT Operating Partnership LP
5.000%, 10/15/27	240	253
4.625%, 8/1/29	140	150
3.500%, 3/15/31	525	536
Office Properties Income Trust 4.500%, 2/1/25	555	595
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	380	376
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	518
Retail Properties of America, Inc. 4.750%, 9/15/30	780	858
Service Properties Trust 4.950%, 2/15/27	640	638
		5,910

Utilities—0.1%
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	228
Puget Energy, Inc. 144A 2.379%, 6/15/28(3)	453	453
Southern Co. (The) Series A 3.750%, 9/15/51	794	809
		1,490
Total Corporate Bonds and Notes (Identified Cost $96,000)		99,876

Leveraged Loans—3.0%
Aerospace—0.4%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(5)	78	78
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	455	470
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(5)	584	583
	Par Value	Value

Aerospace—continued
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/20/27(5)(9)	$ 550	$ 585
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(5)	585	584
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	600	637
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(5)	673	665
		3,602

Chemicals—0.2%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.084%, 4/1/24(5)	689	684
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(5)	459	459
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832%, 10/1/25(5)	526	523
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.584%, 5/3/28(5)	484	482
		2,148

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(5)	298	298
Consumer Non-Durables—0.1%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(5)(9)	570	570
Energy—0.1%
Buckeye Partners LP Tranche B, First Lien (1 month LIBOR + 2.250%) 2.334%, 11/1/26(5)	103	103
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(5)	$ 258	$ 258
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(5)	160	159
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(5)(9)	110	110
		630

Financial—0.1%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(5)	284	280
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(5)	308	308
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(5)	657	650
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(5)(9)	45	45
		1,283

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.834%, 1/15/27(5)	93	91
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.834%, 3/31/25(5)	179	178
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(5)	596	593
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.084%, 5/1/26(5)	600	598
		1,460

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.856%, 7/1/26(5)	558	555
	Par Value	Value

Gaming / Leisure—0.2%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(5)	$ 287	$ 288
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.834%, 12/23/24(5)	612	608
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(5)	80	80
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.833%, 6/22/26(5)	605	600
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.584%, 2/12/27(5)	275	269
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(5)	294	293
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(5)	163	161
		2,299

Health Care—0.2%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 0.000%, 1/4/26(5)(9)	165	164
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.834%, 11/27/25(5)	93	92
(1 month LIBOR + 3.000%) 3.084%, 6/2/25(5)	46	46
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.882%, 6/11/25(5)	347	347
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/17/25(5)	435	434
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(5)(9)	170	169
Parexel International Corp. (3 month LIBOR + 3.500%) 0.000%, 8/11/28(5)(9)	100	100
	Par Value	Value

Health Care—continued
PPD, Inc. (1 month LIBOR + 2.000%) 2.500%, 1/13/28(5)	$ 418	$ 417
		1,769

Housing—0.2%
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(5)	501	501
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(5)(9)	435	433
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(5)(9)	700	700
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.084%, 11/21/24(5)	598	597
		2,231

Information Technology—0.3%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24(5)	394	394
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(5)	54	55
Boxer Software 2nd 2021 (3 month LIBOR + 3.750%) 3.882%, 10/2/25(5)	550	547
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(5)	25	25
Sophia LP (3 month LIBOR + 3.750%) 3.882%, 10/7/27(5)	541	543
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(5)	620	618
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(5)	268	268
		2,450

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(5)	501	502
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(5)	$ 596	$ 594
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(5)	460	461
		1,557

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.586%, 9/18/26(5)	451	450
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.334%, 1/15/26(5)	417	411
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(5)	61	60
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.334%, 1/31/29(5)	70	70
		541

Media / Telecom - Diversified Media—0.0%
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.084%, 1/31/29(5)	130	130
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/15/27(5)	152	150
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(5)	104	104
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.084%, 3/9/27(5)	377	373
		627

	Par Value	Value

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.840%, 4/11/25(5)	$ 619	$ 613
Retail—0.1%
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(5)	610	610
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	300	300
		910

Service—0.3%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(5)	687	685
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(5)	736	735
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(5)	327	327
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(5)	328	329
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.334%, 12/31/25(5)	627	621
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/31/28(5)	582	579
		3,276

Transportation - Automotive—0.0%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(5)	491	468
Utility—0.1%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(5)	424	425
	Par Value	Value

Utility—continued
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(5)	$ 620	$ 616
		1,041
Total Leveraged Loans (Identified Cost $28,858)		28,908

	Shares
Preferred Stocks—0.3%
Financials—0.2%
Discover Financial Services Series D, 6.125%	175 (10)	196
JPMorgan Chase & Co. Series HH, 4.600%	304 (10)	311
MetLife, Inc. Series D, 5.875%(6)	277 (10)	326
Truist Financial Corp. Series Q, 5.100%	680 (10)	782
Zions Bancorp NA, 6.950%	6,400	184
		1,799

Industrials—0.1%
General Electric Co. Series D, 3.446%	725 (10)	709
Total Preferred Stocks (Identified Cost $2,253)		2,508

Common Stocks—68.6%
Communication Services—10.6%
Adevinta ASA Class B(11)	162,082	2,777
Ascential plc(11)	740,523	4,085
Auto Trader Group plc	688,962	5,433
Autohome, Inc. ADR	28,430	1,334
CTS Eventim AG & Co. KGaA(11)	24,308	1,829
Facebook, Inc. Class A(11)	87,948	29,849
Infrastrutture Wireless Italiane SpA	445,557	4,963
Karnov Group AB Class B	237,170	1,441
MarkLines Co., Ltd.	56,600	1,572
Netflix, Inc.(11)	29,800	18,188
New Work SE	13,557	3,320
Rightmove plc	701,548	6,445
Tencent Holdings Ltd. Unsponsored ADR	188,665	11,276
Yandex N.V. Class A(11)	37,249	2,968
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Communication Services—continued
ZoomInfo Technologies, Inc. Class A(11)	86,970	$ 5,322
		100,802

Consumer Discretionary—12.9%
Airbnb, Inc. Class A(11)	41,240	6,918
Alibaba Group Holding Ltd. Sponsored ADR(11)	85,245	12,621
Allegro.eu S.A.(11)	336,513	4,886
Amazon.com, Inc.(11)	12,144	39,895
Home Depot, Inc. (The)	20,942	6,874
Marriott International, Inc. Class A(11)	36,908	5,466
Max Stock Ltd.	572,792	2,043
MercadoLibre, Inc.(11)	7,967	13,380
Mercari, Inc.(11)	65,700	3,630
NIKE, Inc. Class B	90,471	13,139
Redbubble Ltd.(11)	1,176,280	3,671
Ross Stores, Inc.	58,645	6,384
Sonans Holding AS(11)	641,602	3,728
Vasta Platform Ltd. Class A(11)	215,022	980
		123,615

Consumer Staples—2.8%
BIM Birlesik Magazalar AS	438,033	3,150
Estee Lauder Cos., Inc. (The) Class A	18,092	5,426
Heineken Malaysia Bhd	237,500	1,310
McCormick & Co., Inc.	46,639	3,779
Monster Beverage Corp.(11)	72,955	6,481
Procter & Gamble Co. (The)	48,682	6,806
		26,952

Energy—0.4%
Frontera Energy Corp.(11)	1,798	11
Pason Systems, Inc.	498,219	3,390
		3,401

Financials—4.7%
Bank of America Corp.	238,976	10,144
Cerved Group SpA(11)	124,491	1,469
CME Group, Inc. Class A	20,906	4,043
Gruppo Mutuionline SpA	73,090	3,608
Kaspi.KZ JSC GDR, 144A(3)	42,939	4,578
MarketAxess Holdings, Inc.	16,301	6,858
Mortgage Advice Bureau Holdings Ltd.	186,773	2,875
Nordnet AB publ	191,530	3,431
Progressive Corp. (The)	30,547	2,761
Sabre Insurance Group plc	624,849	1,837
VNV Global AB(11)	268,730	3,211
		44,815

Health Care—3.6%
Danaher Corp.	39,808	12,119
	Shares	Value

Health Care—continued
Haw Par Corp., Ltd.	385,700	$ 3,270
HealthEquity, Inc.(11)	44,670	2,893
Nakanishi, Inc.	80,900	1,842
Zoetis, Inc. Class A	71,705	13,921
		34,045

Industrials—9.5%
Boa Vista Servicos S.A.	948,109	2,216
BTS Group AB Class B	63,310	2,617
CAE, Inc.(11)	155,026	4,632
CoStar Group, Inc.(11)	113,100	9,733
Enento Group Oyj(11)	62,798	2,566
Equifax, Inc.	20,951	5,309
Fair Isaac Corp.(11)	12,010	4,779
Haitian International Holdings Ltd.	925,000	2,870
HeadHunter Group plc ADR	176,101	8,594
Knorr-Bremse AG	44,447	4,756
Marel HF	696,971	4,760
Meitec Corp.	46,500	2,561
MTU Aero Engines AG	17,779	3,997
Roper Technologies, Inc.	18,438	8,226
Rotork plc	312,027	1,458
S-1 Corp.	71,730	5,066
Uber Technologies, Inc.(11)	189,893	8,507
Voltronic Power Technology Corp.	72,894	4,445
Wolters Kluwer N.V.	34,299	3,636
		90,728

Information Technology—23.3%
Accenture plc Class A	26,640	8,523
Admicom Oyj	11,333	1,210
Alten S.A.	27,211	3,982
Amphenol Corp. Class A	164,776	12,066
Avalara, Inc.(11)	94,889	16,584
Bill.com Holdings, Inc.(11)	171,305	45,730
Bouvet ASA	404,095	2,729
Brockhaus Capital Management AG(11)	52,904	1,354
DocuSign, Inc.(11)	18,700	4,814
Duck Creek Technologies, Inc.(11)	224,852	9,947
FDM Group Holdings plc	139,017	2,374
Fineos Corp., Ltd. CDI(11)	225,034	700
Mintra Holding AS(11)	310,566	209
MongoDB, Inc. Class A(11)	10,510	4,956
NVIDIA Corp.	152,470	31,586
Paycom Software, Inc.(11)	45,840	22,725
SimCorp A/S	12,046	1,423
Snowflake, Inc. Class A(11)	23,763	7,187
Trade Desk, Inc. (The) Class A(11)	151,300	10,636
Visa, Inc. Class A	95,438	21,259
Webcash Corp.	37,463	963
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(11)	47,302	$ 11,820
		222,777

Materials—0.8%
Corp. Moctezuma SAB de C.V.	620,531	2,100
Ecolab, Inc.	27,000	5,633
		7,733
Total Common Stocks (Identified Cost $316,714)		654,868

Exchange-Traded Fund—0.1%
VanEck High Yield Muni ETF(6)	12,557	785
Total Exchange-Traded Fund (Identified Cost $787)		785

Warrant—0.0%
Financials—0.0%
VNV Global AB(11)	88,478	121
Total Warrant (Identified Cost $—)		121
Total Long-Term Investments—98.2% (Identified Cost $593,959)		937,661
Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	20,287,280	20,287
Total Short-Term Investment (Identified Cost $20,287)		20,287

See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	1,266,803	$ 1,267
Total Securities Lending Collateral (Identified Cost $1,267)		1,267
TOTAL INVESTMENTS—100.5% (Identified Cost $615,513)		$959,215
Other assets and liabilities, net—(0.5)%		(4,606)
NET ASSETS—100.0%		$954,609

Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual
Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $143,973 or 15.1% of net assets.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Amount is less than $500.
(9)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	77%
China	3
United Kingdom	3
Brazil	2
Germany	2
Canada	1
Russia	1
Other	11
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 32,250	$ —	$ 32,250	$—
Corporate Bonds and Notes	99,876	—	99,876	— (1)
Foreign Government Securities	4,273	—	4,273	—
Leveraged Loans	28,908	—	28,908	—
Mortgage-Backed Securities	73,462	—	73,396	66
Municipal Bonds	3,738	—	3,738	—
U.S. Government Securities	36,872	—	36,872	—
Equity Securities:
Common Stocks	654,868	525,366	129,502	—
Preferred Stocks	2,508	184	2,324	—
Warrant	121	121	—	—
Securities Lending Collateral	1,267	1,267	—	—
Exchange-Traded Fund	785	785	—	—
Money Market Mutual Fund	20,287	20,287	—	—
Total Investments	$959,215	$548,010	$411,139	$66

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $66 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 807,194	$ 141,536	$ 38,164	$ 1,394,431
Foreign currency at value(3)	—	—	— (a)	—
Cash	100	100	50	500
Receivables
Fund shares sold	47	6	1	4,472
Dividends	113	248	163	509
Tax reclaims	—	58	39	—
Securities lending income	— (a)	—	1	— (a)
Prepaid Trustees’ retainer	9	2	1	16
Prepaid expenses	30	26	24	54
Other assets	81	14	4	139
Total assets	807,574	141,990	38,447	1,400,121
Liabilities
Payables
Fund shares repurchased	82	64	1	859
Collateral on securities loaned	—	1,905	—	—
Investment advisory fees	487	72	18	825
Distribution and service fees	167	30	6	76
Administration and accounting fees	69	12	4	117
Transfer agent and sub-transfer agent fees and expenses	186	43	15	319
Professional fees	25	2	22	26
Trustee deferred compensation plan	81	14	4	139
Interest expense and/or commitment fees	1	— (a)	—	1
Other accrued expenses	136	46	11	49
Total liabilities	1,234	2,188	81	2,411
Net Assets	$ 806,340	$ 139,802	$ 38,366	$ 1,397,710
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 190,279	$ 116,898	$ 35,342	$ 937,645
Accumulated earnings (loss)	616,061	22,904	3,024	460,065
Net Assets	$ 806,340	$ 139,802	$ 38,366	$ 1,397,710
Net Assets:
Class A	$ 736,713	$ 122,518	$ 23,807	$ 86,713
Class C	$ 9,252	$ 4,303	$ 931	$ 67,627
Class I	$ 59,565	$ 11,819	$ 11,659	$ 1,188,000
Class R6	$ 810	$ 1,162	$ 1,969	$ 55,370
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	25,724,857	5,989,187	1,614,689	1,604,957
Class C	447,035	246,301	65,494	1,368,404
Class I	1,995,090	578,934	789,694	21,466,530
Class R6	26,794	57,107	132,667	997,430
Net Asset Value and Redemption Price Per Share:*
Class A	$ 28.64	$ 20.46	$ 14.74	$ 54.03
Class C	$ 20.70	$ 17.47	$ 14.21	$ 49.42
Class I	$ 29.86	$ 20.41	$ 14.76	$ 55.34
Class R6	$ 30.22	$ 20.35	$ 14.84	$ 55.51
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 30.31	$ 21.65	$ 15.60	$ 57.17
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 244,733	$ 124,021	$ 32,946	$ 957,240
(2) Market value of securities on loan	$ —	$ 1,858	$ —	$ —
(3) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)	$ 3,432,819	$ 1,933,714	$ 4,070,867	$ 1,422,743
Investment in affiliated securities at value(2)	—	—	2,598,253	—
Cash	2,000	2,001	5,001	1,000
Receivables
Fund shares sold	6,643	601	3,062	3,902
Dividends	324	433	2,361	1,142
Securities lending income	—	—	4	—
Prepaid Trustees’ retainer	39	22	77	16
Prepaid expenses	73	35	17	49
Other assets	347	190	669	136
Total assets	3,442,245	1,936,996	6,680,311	1,428,988
Liabilities
Payables
Fund shares repurchased	4,322	4,901	6,687	1,930
Investment securities purchased	3,948	3,767	—	509
Investment advisory fees	2,107	1,217	4,632	816
Distribution and service fees	247	101	444	46
Administration and accounting fees	293	160	562	115
Transfer agent and sub-transfer agent fees and expenses	987	392	1,974	343
Professional fees	36	30	52	27
Trustee deferred compensation plan	347	190	669	136
Interest expense and/or commitment fees	4	2	9	1
Other accrued expenses	136	73	270	55
Total liabilities	12,427	10,833	15,299	3,978
Net Assets	$ 3,429,818	$ 1,926,163	$ 6,665,012	$ 1,425,010
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 2,117,279	$ 987,295	$ 2,959,120	$ 908,184
Accumulated earnings (loss)	1,312,539	938,868	3,705,892	516,826
Net Assets	$ 3,429,818	$ 1,926,163	$ 6,665,012	$ 1,425,010
Net Assets:
Class A	$ 579,817	$ 140,807	$ 793,106	$ 130,975
Class C	$ 141,256	$ 84,992	$ 319,371	$ 21,623
Class I	$ 2,499,830	$ 1,278,711	$ 5,346,986	$ 1,190,498
Class R6	$ 208,915	$ 421,653	$ 205,549	$ 81,914
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,124,477	2,934,690	14,739,022	4,801,831
Class C	2,562,967	2,216,216	6,835,983	815,805
Class I	33,718,570	24,966,639	96,404,733	43,611,211
Class R6	2,797,563	8,195,298	3,691,554	2,997,306
Net Asset Value and Redemption Price Per Share:*
Class A	$ 71.37	$ 47.98	$ 53.81	$ 27.28
Class C	$ 55.11	$ 38.35	$ 46.72	$ 26.51
Class I	$ 74.14	$ 51.22	$ 55.46	$ 27.30
Class R6	$ 74.68	$ 51.45	$ 55.68	$ 27.33
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 75.52	$ 50.77	$ 56.94	$ 28.87
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 2,148,343	$ 1,198,008	$ 2,356,209	$ 929,752
(2) Investment in affiliated securities at cost	$ —	$ —	$ 1,363,466	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Assets
Investment in securities at value(1)	$ 1,258,433	$ 6,034	$ 2,898	$ 6,164
Cash	50	85	50	50
Receivables
Fund shares sold	6,897	1	—	—
Receivable from adviser	—	7	25	3
Dividends	111	1	2	2
Prepaid Trustees’ retainer	14	— (a)	— (a)	— (a)
Prepaid expenses	56	15	—	14
Other assets	126	1	— (a)	1
Total assets	1,265,687	6,144	2,975	6,234
Liabilities
Payables
Fund shares repurchased	737	—	—	—
Investment securities purchased	—	35	—	—
Foreign capital gains tax	—	—	—	11
Investment advisory fees	786	—	—	—
Distribution and service fees	37	— (a)	— (a)	— (a)
Administration and accounting fees	106	1	1	1
Transfer agent and sub-transfer agent fees and expenses	288	1	— (a)	— (a)
Professional fees	25	22	26	25
Trustee deferred compensation plan	126	1	— (a)	1
Interest expense and/or commitment fees	1	— (a)	—	— (a)
Other accrued expenses	40	1	21	1
Total liabilities	2,146	61	48	39
Net Assets	$ 1,263,541	$ 6,083	$ 2,927	$ 6,195
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,022,038	$ 5,766	$ 3,034	$ 4,869
Accumulated earnings (loss)	241,503	317	(107)	1,326
Net Assets	$ 1,263,541	$ 6,083	$ 2,927	$ 6,195
Net Assets:
Class A	$ 48,485	$ 725	$ 127	$ 206
Class C	$ 30,401	$ 119	$ 99	$ 159
Class I	$ 1,168,320	$ 1,998	$ 97	$ 405
Class R6	$ 16,335	$ 3,241	$ 2,604	$ 5,425
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,596,359	67,743	13,159	16,108
Class C	1,671,853	11,220	10,299	12,584
Class I	62,063,962	186,337	10,000	31,395
Class R6	865,806	302,122	270,000	418,942
Net Asset Value and Redemption Price Per Share:*
Class A	$ 18.67	$ 10.70	$ 9.64	$ 12.82
Class C	$ 18.18	$ 10.63	$ 9.63	$ 12.60
Class I	$ 18.82	$ 10.72	$ 9.64	$ 12.90
Class R6	$ 18.87	$ 10.73	$ 9.65	$ 12.95
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 19.76	$ 11.32	$ 10.20	$ 13.57
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,032,101	$ 5,647	$ 3,007	$ 5,211

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$ 175,630	$ 6,613	$ 959,215
Foreign currency at value(3)	—	—	251
Cash	50	50	1,166
Receivables
Investment securities sold	—	—	842
Fund shares sold	149	—	101
Receivable from adviser	—	7	—
Dividends and interest	41	1	1,634
Tax reclaims	65	—	84
Securities lending income	—	—	1
Prepaid Trustees’ retainer	2	— (a)	11
Prepaid expenses	28	4	25
Other assets	18	1	95
Total assets	175,983	6,676	963,425
Liabilities
Payables
Fund shares repurchased	69	—	478
Investment securities purchased	—	—	5,893
Collateral on securities loaned	—	—	1,267
Investment advisory fees	105	—	360
Distribution and service fees	14	— (a)	214
Administration and accounting fees	16	1	80
Transfer agent and sub-transfer agent fees and expenses	41	1	240
Professional fees	20	24	49
Trustee deferred compensation plan	18	1	95
Interest expense and/or commitment fees	— (a)	— (a)	1
Other accrued expenses	16	1	139
Total liabilities	299	28	8,816
Net Assets	$ 175,684	$ 6,648	$ 954,609
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 114,027	$ 6,280	$ 577,834
Accumulated earnings (loss)	61,657	368	376,775
Net Assets	$ 175,684	$ 6,648	$ 954,609
Net Assets:
Class A	$ 34,690	$ 110	$ 869,209
Class C	$ 7,326	$ 108	$ 33,401
Class I	$ 53,546	$ 163	$ 51,887
Class R6	$ 80,122	$ 6,267	$ 112
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,130,303	10,284	62,722,399
Class C	255,181	10,224	2,354,389
Class I	1,732,304	15,285	3,754,020
Class R6	2,515,945	586,057	8,070
Net Asset Value and Redemption Price Per Share:*
Class A	$ 30.69	$ 10.65	$ 13.86
Class C	$ 28.71	$ 10.58	$ 14.19
Class I	$ 30.91	$ 10.67	$ 13.82
Class R6	$ 31.85	$ 10.69	$ 13.83
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 32.48	$ 11.27	$ 14.67
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 123,061	$ 6,055	$ 615,513
(2) Market value of securities on loan	$ —	$ —	$ 1,236
(3) Foreign currency at cost	$ —	$ —	$ 251

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS YEAR ENDED September 30, 2021
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 2,858	$ 4,922	$1,574	$ 7,166	$ 10,989
Securities lending, net of fees	4	7	6	10	—
Foreign taxes withheld	—	(64)	(93)	—	—
Total investment income	2,862	4,865	1,487	7,176	10,989
Expenses
Investment advisory fees	5,458	1,061	287	9,088	23,655
Distribution and service fees, Class A	1,781	308	60	190	1,453
Distribution and service fees, Class C	117	58	13	616	1,384
Administration and accounting fees	786	149	46	1,150	3,306
Transfer agent fees and expenses	423	78	25	478	1,415
Sub-transfer agent fees and expenses, Class A	239	72	15	70	558
Sub-transfer agent fees and expenses, Class C	10	4	1	57	134
Sub-transfer agent fees and expenses, Class I	54	8	12	837	2,566
Custodian fees	2	1	1	2	6
Printing fees and expenses	45	3	4	73	226
Professional fees	32	70	22	35	108
Interest expense and/or commitment fees	4	1	— (1)	5	17
Registration fees	58	48	42	121	333
Trustees’ fees and expenses	46	8	2	60	188
Miscellaneous expenses	271	62	23	68	247
Total expenses	9,326	1,931	553	12,850	35,596
Less net expenses reimbursed and/or waived by investment adviser(2)	(1)	(176)	(64)	(1,169)	(101)
Less low balance account fees	(11)	(1)	(1)	—	(1)
Net expenses	9,314	1,754	488	11,681	35,494
Net investment income (loss)	(6,452)	3,111	999	(4,505)	(24,505)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	64,719	3,083	1,846	33,114	52,141
Foreign currency transactions	— (1)	— (1)	(10)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	92,901	19,166	3,335	279,183	590,790
Foreign currency transactions	—	—	(2)	—	—
Net realized and unrealized gain (loss) on investments	157,620	22,249	5,169	312,297	642,931
Net increase (decrease) in net assets resulting from operations	$151,168	$25,360	$6,168	$307,792	$618,426

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2021
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund(1)
Investment Income
Dividends	$ 19,641	$ 17,497	$ 17,149	$ 5,034	$ 9
Dividends from affiliated	—	8,579	—	—	—
Securities lending, net of fees	—	34	—	—	— (2)
Total investment income	19,641	26,110	17,149	5,034	9
Expenses
Investment advisory fees	14,141	57,250	8,952	7,072	29
Distribution and service fees, Class A	334	2,104	303	97	1
Distribution and service fees, Class C	930	3,420	219	221	1
Administration and accounting fees	1,889	7,070	1,281	950	10
Transfer agent fees and expenses	787	2,975	546	400	2
Sub-transfer agent fees and expenses, Class A	123	913	86	44	— (2)
Sub-transfer agent fees and expenses, Class C	70	254	19	22	— (2)
Sub-transfer agent fees and expenses, Class I	995	5,302	970	761	1
Custodian fees	3	11	2	1	1
Printing fees and expenses	104	415	94	62	25
Professional fees	45	123	37	33	34
Interest expense and/or commitment fees	9	35	6	5	— (2)
Registration fees	79	170	119	125	40
Trustees’ fees and expenses	111	437	70	44	— (2)
Miscellaneous expenses	129	523	80	44	4
Total expenses	19,749	81,002	12,784	9,881	148
Less net expenses reimbursed and/or waived by investment adviser(3)	—	—	—	—	(107)
Less low balance account fees	—	(1)	— (2)	— (2)	—
Plus net expenses recaptured	—	—	—	135	—
Net expenses	19,749	81,001	12,784	10,016	41
Net investment income (loss)	(108)	(54,891)	4,365	(4,982)	(32)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	212,193	755,435	48,737	21,174	(40)
Affiliated investments	—	45,839	—	—	—
Foreign currency transactions	13	(24)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	241,096	240,194	282,809	168,800	387
Affiliated investments	—	328,579	—	—	—
Foreign currency transactions	2	5	—	—	—
Net realized and unrealized gain (loss) on investments	453,304	1,370,028	331,546	189,974	347
Net increase (decrease) in net assets resulting from operations	$453,196	$1,315,137	$335,911	$184,992	$ 315

(1)	Inception date December 8, 2020.
(2)	Amount is less than $500.
(3)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2021
($ reported in thousands)
	KAR Small-Mid Cap Value Fund(1)	SGA Emerging Markets Growth Fund	SGA Global Growth Fund	SGA New Leaders Growth Fund(2)	Tactical Allocation Fund
Investment Income
Dividends	$ 6	$ 57	$ 1,022	$ 20	$ 4,456
Interest	—	—	—	—	8,116
Securities lending, net of fees	—	—	2	— (3)	16
Foreign taxes withheld	—	(5)	(52)	(1)	(280)
Total investment income	6	52	972	19	12,308
Expenses
Investment advisory fees	3	65	1,307	42	5,163
Distribution and service fees, Class A	— (3)	1	81	— (3)	2,104
Distribution and service fees, Class C	— (3)	1	65	1	416
Administration and accounting fees	2	15	171	12	944
Transfer agent fees and expenses	— (3)	3	71	3	499
Sub-transfer agent fees and expenses, Class A	— (3)	— (3)	62	—	342
Sub-transfer agent fees and expenses, Class C	— (3)	— (3)	6	—	44
Sub-transfer agent fees and expenses, Class I	— (3)	— (3)	54	—	52
Custodian fees	— (3)	— (3)	1	— (3)	14
Printing fees and expenses	19	3	16	28	73
Professional fees	32	32	16	36	249
Interest expense and/or commitment fees	—	— (3)	1	— (3)	5
Registration fees	4	49	65	43	53
Trustees’ fees and expenses	— (3)	— (3)	9	—	54
Miscellaneous expenses	1	4	23	7	265
Total expenses	61	173	1,948	172	10,277
Less net expenses reimbursed and/or waived by investment adviser(4)	(57)	(101)	(142)	(122)	(587)
Less low balance account fees	—	—	— (3)	—	(8)
Net expenses	4	72	1,806	50	9,682
Net investment income (loss)	2	(20)	(834)	(31)	2,626
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	—	425	10,313	(164)	68,559
Foreign currency transactions	—	— (3)	(14)	1	(47)
Foreign capital gains tax	—	(3)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(109)	144	18,123	558	73,049
Foreign currency transactions	—	— (3)	(1)	— (3)	(1)
Foreign capital gains tax	—	(9)	—	—	—
Net realized and unrealized gain (loss) on investments	(109)	557	28,421	395	141,560
Net increase (decrease) in net assets resulting from operations	$(107)	$ 537	$27,587	$ 364	$144,186

(1)	Inception date August 3, 2021.
(2)	Inception date November 17, 2020.
(3)	Amount is less than $500.
(4)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (6,452)	$ (3,646)	$ 3,111	$ 912
Net realized gain (loss)	64,719	18,655	3,083	44,684
Net change in unrealized appreciation (depreciation)	92,901	220,795	19,166	(31,713)
Increase (decrease) in net assets resulting from operations	151,168	235,804	25,360	13,883
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(21,796)	(13,917)	(31,394)	(1,182)
Class C	(600)	(341)	(1,891)	(14)
Class I	(1,595)	(673)	(2,982)	(133)
Class R6	(9)	(6)	(333)	(13)
Total dividends and distributions to shareholders	(24,000)	(14,937)	(36,600)	(1,342)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(20,713)	(34,651)	18,321	(12,326)
Class C	(5,645)	792	(1,372)	(2,051)
Class I	4,062	11,756	2,527	(1,330)
Class R6	443	149	475	(222)
Increase (decrease) in net assets from capital transactions	(21,853)	(21,954)	19,951	(15,929)
Net increase (decrease) in net assets	105,315	198,913	8,711	(3,388)
Net Assets
Beginning of period	701,025	502,112	131,091	134,479
End of Period	$ 806,340	$ 701,025	$ 139,802	$ 131,091
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 999	$ 867	$ (4,505)	$ (1,651)
Net realized gain (loss)	1,836	(2,753)	33,114	3,785
Net change in unrealized appreciation (depreciation)	3,333	(2,982)	279,183	85,472
Increase (decrease) in net assets resulting from operations	6,168	(4,868)	307,792	87,606
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(576)	(669)	(464)	(222)
Class C	(27)	(45)	(429)	(207)
Class I	(334)	(228)	(5,392)	(1,612)
Class R6	(3)	(3)	(165)	(56)
Total dividends and distributions to shareholders	(940)	(945)	(6,450)	(2,097)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,674)	(3,290)	9,280	3,463
Class C	(729)	(1,314)	1,742	523
Class I	(134)	4,427	273,909	256,818
Class R6	1,770	—	27,639	6,369
Increase (decrease) in net assets from capital transactions	(767)	(177)	312,570	267,173
Net increase (decrease) in net assets	4,461	(5,990)	613,912	352,682
Net Assets
Beginning of period	33,905	39,895	783,798	431,116
End of Period	$ 38,366	$ 33,905	$ 1,397,710	$ 783,798
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (24,505)	$ (9,574)	$ (108)	$ (4,034)
Net realized gain (loss)	52,141	1,409	212,206	120,343
Net change in unrealized appreciation (depreciation)	590,790	614,023	241,098	29,309
Increase (decrease) in net assets resulting from operations	618,426	605,858	453,196	145,618
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(606)	(1,240)	(9,053)	(5,631)
Class C	(180)	(384)	(8,780)	(5,334)
Class I	(2,375)	(2,476)	(85,597)	(48,638)
Class R6	(139)	(25)	(26,170)	(5,252)
Total dividends and distributions to shareholders	(3,300)	(4,125)	(129,600)	(64,855)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(13,276)	167,734	6,511	(24,683)
Class C	4,098	40,327	(19,276)	(18,869)
Class I	211,073	1,098,875	(24,692)	(187,888)
Class R6	80,643	89,984	61,400	179,793
Increase (decrease) in net assets from capital transactions	282,538	1,396,920	23,943	(51,647)
Net increase (decrease) in net assets	897,664	1,998,653	347,539	29,116
Net Assets
Beginning of period	2,532,154	533,501	1,578,624	1,549,508
End of Period	$ 3,429,818	$ 2,532,154	$ 1,926,163	$ 1,578,624
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (54,891)	$ (45,327)	$ 4,365	$ 5,818
Net realized gain (loss)	801,250	811,834	48,737	(13,648)
Net change in unrealized appreciation (depreciation)	568,778	814,401	282,809	79,242
Increase (decrease) in net assets resulting from operations	1,315,137	1,580,908	335,911	71,412
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(79,097)	(11,736)	(662)	(469)
Class C	(37,125)	(5,279)	(11)	—
Class I	(537,686)	(65,197)	(8,138)	(4,156)
Class R6	(14,092)	(823)	(189)	(105)
Total dividends and distributions to shareholders	(668,000)	(83,035)	(9,000)	(4,730)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(53,154)	(146,328)	16,147	(2,705)
Class C	(27,922)	(45,805)	(654)	(112)
Class I	(441,585)	60,051	194,304	169,955
Class R6	98,665	30,011	64,780	(95)
Increase (decrease) in net assets from capital transactions	(423,996)	(102,071)	274,577	167,043
Net increase (decrease) in net assets	223,141	1,395,802	601,488	233,725
Net Assets
Beginning of period	6,441,871	5,046,069	823,522	589,797
End of Period	$ 6,665,012	$ 6,441,871	$ 1,425,010	$ 823,522
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	From Inception December 8, 2020 to September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (4,982)	$ 47	$ (32)
Net realized gain (loss)	21,174	(843)	(40)
Net change in unrealized appreciation (depreciation)	168,800	55,857	387
Increase (decrease) in net assets resulting from operations	184,992	55,061	315
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class I	(57)	—	—
Class R6	(3)	—	—
Total dividends and distributions to shareholders	(60)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	21,019	16,375	697
Class C	16,317	8,117	112
Class I	557,850	363,831	1,930
Class R6	5,213	4,224	3,029
Increase (decrease) in net assets from capital transactions	600,399	392,547	5,768
Net increase (decrease) in net assets	785,331	447,608	6,083
Net Assets
Beginning of period	478,210	30,602	—
End of Period	$ 1,263,541	$ 478,210	$ 6,083
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
	From Inception August 3, 2021 to September 30, 2021	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2	$ (20)	$ (3)
Net realized gain (loss)	—	422	106
Net change in unrealized appreciation (depreciation)	(109)	135	815
Increase (decrease) in net assets resulting from operations	(107)	537	918
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(4)	(—) (1)
Class C	—	(3)	(—) (1)
Class I	—	(8)	(—) (1)
Class R6	—	(110)	(1)
Total Dividends and Distributions to Shareholders	—	(125)	(1)
Change in Net Assets From Capital Transactions (See Note 6):
Class A	131	27	43
Class C	103	8	16
Class I	100	143	100
Class R6	2,700	219	(31)
Increase (decrease) in net assets from share transactions	3,034	397	128
Net increase (decrease) in net assets	2,927	809	1,045
Net Assets
Beginning of period	—	5,386	4,341
End of Period	$2,927	$6,195	$5,386

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Global Growth Fund		SGA New Leaders Growth Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	From Inception November 17, 2020 to September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (834)	$ (283)	$ (31)
Net realized gain (loss)	10,299	5,395	(163)
Net change in unrealized appreciation (depreciation)	18,122	20,280	558
Increase (decrease) in net assets resulting from operations	27,587	25,392	364
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(963)	—	—
Class C	(211)	—	—
Class I	(1,091)	(3)	—
Class R6	(2,435)	(34)	—
Total Dividends and Distributions to Shareholders	(4,700)	(37)	—
Change in Net Assets From Capital Transactions (See Note 6):
Class A	3,849	19,110	103
Class C	1,331	699	103
Class I	20,190	9,377	155
Class R6	(4,192)	15,808	5,923
Increase (decrease) in net assets from share transactions	21,178	44,994	6,284
Net increase (decrease) in net assets	44,065	70,349	6,648
Net Assets
Beginning of period	131,619	61,270	—
End of Period	$175,684	$131,619	$6,648
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,626	$ 4,222
Net realized gain (loss)	68,512	13,401
Net change in unrealized appreciation (depreciation)	73,048	148,434
Increase (decrease) in net assets resulting from operations	144,186	166,057
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(15,782)	(11,431)
Class C	(873)	(118)
Class I	(1,207)	(110)
Class R6	(2)	—
Total dividends and distributions to shareholders	(17,864)	(11,659)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	73,751	(35,921)
Class C	14,669	1,158
Class I	18,001	21,215
Class R6	100	—
Increase (decrease) in net assets from capital transactions	106,521	(13,548)
Net increase (decrease) in net assets	232,843	140,850
Net Assets
Beginning of period	721,766	580,916
End of Period	$ 954,609	$ 721,766
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/20 to 9/30/21	$24.20	(0.22)	5.49	5.27	—	—	(0.83)	(0.83)	—	4.44	$28.64	21.98%	$ 736,713	1.20% (6)	1.20%	(0.83) %	8%
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (6)	1.23	(0.63)	4
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	—	(1.70)	16.67	1.10	471,071	1.23 (6)	1.24	(0.43)	12
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	—	(0.86)	(0.86)	—	2.19	18.37	19.56	508,124	1.22 (6)	1.22	(0.49)	17
4/1/17 to 9/30/17(7)	14.10	(0.03)	2.27	2.24	—	—	(0.16)	(0.16)	—	2.08	16.18	15.93	446,720	1.30 (6)	1.30	(0.40)	13
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	—	(1.15)	(1.15)	—	0.44	14.10	12.34 (8)	402,118	1.33 (6)(8)(9)	1.34	(0.40) (8)	21
Class C
10/1/20 to 9/30/21	$17.83	(0.32)	4.02	3.70	—	—	(0.83)	(0.83)	—	2.87	$20.70	21.00%	$ 9,252	2.01% (6)	2.01%	(1.63) %	8%
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (6)	2.00	(1.41)	4
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	—	(1.85)	12.49	0.26	8,632	2.02 (6)	2.02	(1.22)	12
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	—	(0.86)	(0.86)	—	1.43	14.34	18.58	14,408	1.99 (6)	2.00	(1.26)	17
4/1/17 to 9/30/17(7)	11.32	(0.07)	1.82	1.75	—	—	(0.16)	(0.16)	—	1.59	12.91	15.51	14,052	2.08 (6)	2.08	(1.18)	13
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	—	(1.15)	(1.15)	—	0.05	11.32	11.47 (8)	13,345	2.08 (6)(8)(9)	2.09	(1.16) (8)	21
Class I
10/1/20 to 9/30/21	$25.15	(0.18)	5.72	5.54	—	—	(0.83)	(0.83)	—	4.71	$29.86	22.23%	$ 59,565	1.00% (6)	1.00%	(0.63) %	8%
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (6)	1.02	(0.44)	4
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	—	(1.66)	17.36	1.29	22,315	1.02 (6)	1.03	(0.21)	12
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	—	(0.86)	(0.86)	—	2.33	19.02	19.81	17,125	0.99 (6)	0.99	(0.26)	17
4/1/17 to 9/30/17(7)	14.52	(0.01)	2.34	2.33	—	—	(0.16)	(0.16)	—	2.17	16.69	16.09	12,466	1.08 (6)	1.08	(0.18)	13
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	—	(1.15)	(1.15)	—	0.52	14.52	12.61 (8)	10,180	1.08 (6)(8)(9)	1.09	(0.15) (8)	21
Class R6
10/1/20 to 9/30/21	$25.38	(0.11)	5.78	5.67	—	—	(0.83)	(0.83)	—	4.84	$30.22	22.55%	$ 810	0.73%	0.91%	(0.38) %	8%
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	—	(1.67)	17.37	1.25	94	0.78 (10)	0.94	(0.27)	12
1/30/18 (11) to 9/30/18	18.46	(—) (12)	0.58	0.58	—	—	—	—	—	0.58	19.04	3.14	6,458	0.80 (10)	0.91	(0.03)	17 (13)

KAR Equity Income Fund
Class A
10/1/20 to 9/30/21	$23.03	0.47	3.57	4.04	(0.27)	—	(6.34)	(6.61)	—	(2.57)	$20.46	20.23%	$ 122,518	1.23% (9)	1.36%	2.21%	25%
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (9)	1.38	0.72	118
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	—	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	—	(1.31)	(1.37)	—	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
4/1/17 to 9/30/17(7)	20.27	0.06	1.72	1.78	(0.06)	—	(1.73)	(1.79)	—	(0.01)	20.26	9.26	120,445	1.23 (10)	1.39	0.63	110
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	—	(0.48)	(0.70)	—	2.13	20.27	15.85 (8)	113,442	1.26 (8)(9)	1.40	0.81	496
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class C
10/1/20 to 9/30/21	$20.51	0.28	3.12	3.40	(0.10)	—	(6.34)	(6.44)	—	(3.04)	$17.47	19.31%	$ 4,303	1.97% (9)	2.13%	1.52%	25%
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (9)	2.13	(0.03)	118
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	—	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	—	(1.31)	(1.31)	—	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
4/1/17 to 9/30/17(7)	18.44	(0.02)	1.56	1.54	(0.02)	—	(1.73)	(1.75)	—	(0.21)	18.23	8.85	32,710	1.98 (10)	2.15	(0.17)	110
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	—	(0.48)	(0.49)	—	1.96	18.44	15.01 (8)	37,269	2.00 (8)(9)	2.15	0.04	496
Class I
10/1/20 to 9/30/21	$23.00	0.52	3.56	4.08	(0.33)	—	(6.34)	(6.67)	—	(2.59)	$20.41	20.49%	$ 11,819	0.98% (9)	1.11%	2.43%	25%
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (9)	1.13	0.97	118
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	—	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	—	(1.31)	(1.39)	—	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
4/1/17 to 9/30/17(7)	20.22	0.09	1.71	1.80	(0.07)	—	(1.73)	(1.80)	—	—	20.22	9.41	32,485	0.98 (10)	1.15	0.91	110
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	—	(0.48)	(0.78)	—	2.09	20.22	16.16 (8)	21,011	1.01 (8)(9)	1.15	1.13	496
Class R6
10/1/20 to 9/30/21	$22.96	0.51	3.57	4.08	(0.35)	—	(6.34)	(6.69)	—	(2.61)	$20.35	20.55%	$ 1,162	0.94% (9)	1.03%	2.44%	25%
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (9)	1.05	1.01	118
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	—	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26
1/30/18 (11) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24

KAR Global Quality Dividend Fund
Class A
10/1/20 to 9/30/21	$12.76	0.37	1.95	2.32	(0.34)	—	—	(0.34)	—	1.98	$14.74	18.42%	$ 23,807	1.35%	1.51%	2.55%	37%
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	—	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	—	(1.22)	(1.87)	—	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
4/1/17 to 9/30/17(7)	16.81	0.30	0.41	0.71	(0.27)	—	(1.05)	(1.32)	—	(0.61)	16.20	4.31	44,188	1.35	1.56	3.65	13
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	—	(0.14)	—	1.72	16.81	12.42	46,670	1.36 (9)	1.48	1.29	119
Class C
10/1/20 to 9/30/21	$12.29	0.24	1.90	2.14	(0.22)	—	—	(0.22)	—	1.92	$14.21	17.52%	$ 931	2.10%	2.29%	1.74%	37%
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	—	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	—	(1.22)	(1.84)	—	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
4/1/17 to 9/30/17(7)	16.38	0.23	0.39	0.62	(0.13)	—	(1.05)	(1.18)	—	(0.56)	15.82	3.86	6,107	2.10	2.33	2.87	13
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	—	—	1.70	16.38	11.58	6,950	2.11 (9)	2.23	0.54	119
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class I
10/1/20 to 9/30/21	$12.77	0.40	1.97	2.37	(0.38)	—	—	(0.38)	—	1.99	$14.76	18.78%	$ 11,659	1.10%	1.27%	2.79%	37%
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	—	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	—	(1.22)	(1.88)	—	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
4/1/17 to 9/30/17(7)	16.84	0.29	0.44	0.73	(0.32)	—	(1.05)	(1.37)	—	(0.64)	16.20	4.41	6,524	1.10	1.33	3.53	13
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	—	(0.18)	—	1.72	16.84	12.66	7,096	1.11 (9)	1.23	1.59	119
Class R6
10/1/20 to 9/30/21	$12.81	0.45	1.97	2.42	(0.39)	—	—	(0.39)	—	2.03	$14.84	19.15%	$ 1,969	0.78%	1.15%	3.04%	37%
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
8/1/19 (11) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (13)

KAR Mid-Cap Core Fund
Class A
10/1/20 to 9/30/21	$39.93	(0.29)	14.71	14.42	—	—	(0.32)	(0.32)	—	14.10	$54.03	36.25%	$ 86,713	1.20%	1.31%	(0.58) %	15%
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	—	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
4/1/17 to 9/30/17(7)	25.80	(0.05)	2.29	2.24	—	—	(0.09)	(0.09)	—	2.15	27.95	8.70	26,238	1.20	1.49	(0.35)	11
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	—	—	3.20	25.80	14.16	20,615	1.26 (9)(10)	1.55	(0.32)	28
Class C
10/1/20 to 9/30/21	$36.82	(0.61)	13.53	12.92	—	—	(0.32)	(0.32)	—	12.60	$49.42	35.23%	$ 67,627	1.95%	2.06%	(1.33) %	15%
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	—	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
4/1/17 to 9/30/17(7)	24.45	(0.14)	2.16	2.02	—	—	(0.09)	(0.09)	—	1.93	26.38	8.28	17,870	1.95	2.25	(1.10)	11
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	—	—	2.88	24.45	13.35	14,279	2.00 (9)(10)	2.28	(1.04)	28
Class I
10/1/20 to 9/30/21	$40.79	(0.17)	15.04	14.87	—	—	(0.32)	(0.32)	—	14.55	$55.34	36.59%	$1,188,000	0.95%	1.05%	(0.33) %	15%
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	—	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
4/1/17 to 9/30/17(7)	26.12	(0.01)	2.32	2.31	—	—	(0.09)	(0.09)	—	2.22	28.34	8.82	69,955	0.95	1.25	(0.10)	11
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	—	—	3.30	26.12	14.46	50,922	0.99 (9)(10)	1.26	(0.02)	28
Class R6
10/1/20 to 9/30/21	$40.89	(0.12)	15.06	14.94	—	—	(0.32)	(0.32)	—	14.62	$55.51	36.67%	$ 55,370	0.87%	0.97%	(0.24) %	15%
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	—	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28
1/30/18 (11) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Mid-Cap Growth Fund
Class A
10/1/20 to 9/30/21	$58.05	(0.62)	14.01	13.39	—	—	(0.07)	(0.07)	—	13.32	$71.37	23.07%	$ 579,817	1.24% (6)	1.24%	(0.91) %	17%
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (6)(14)	1.26	(0.90)	14
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	—	1.84	37.39	7.46	181,184	1.40 (6)(14)	1.33	(0.87)	28
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	—	(1.56)	(1.56)	—	7.81	35.55	35.38	131,422	1.40 (14)	1.37	(0.88)	19
4/1/17 to 9/30/17(7)	24.56	(0.12)	3.43	3.31	—	—	(0.13)	(0.13)	—	3.18	27.74	13.48	84,912	1.40	1.49	(0.88)	12
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	—	(0.35)	(0.35)	—	2.64	24.56	13.81 (8)	80,648	1.41 (8)(9)	1.52	(0.75) (8)	20
Class C
10/1/20 to 9/30/21	$45.18	(0.87)	10.87	10.00	—	—	(0.07)	(0.07)	—	9.93	$55.11	22.13%	$ 141,256	1.99% (6)	1.99%	(1.66) %	17%
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (6)(14)	2.02	(1.65)	14
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	—	1.08	29.38	6.67	40,450	2.15 (6)(14)	2.12	(1.62)	28
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	—	(1.56)	(1.56)	—	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
4/1/17 to 9/30/17(7)	20.06	(0.17)	2.78	2.61	—	—	(0.13)	(0.13)	—	2.48	22.54	13.01	4,971	2.15	2.28	(1.63)	12
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	—	(0.35)	(0.35)	—	1.97	20.06	13.03 (8)	5,350	2.16 (8)(9)	2.27	(1.50) (8)	20
Class I
10/1/20 to 9/30/21	$60.16	(0.47)	14.52	14.05	—	—	(0.07)	(0.07)	—	13.98	$74.14	23.35%	$2,499,830	1.00% (6)	1.00%	(0.66) %	17%
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (6)	1.03	(0.66)	14
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	—	2.04	38.70	7.79	309,892	1.11 (6)(14)	1.11	(0.58)	28
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	—	(1.56)	(1.56)	—	8.17	36.66	35.72	56,787	1.15 (14)	1.13	(0.65)	19
4/1/17 to 9/30/17(7)	25.20	(0.09)	3.51	3.42	—	—	(0.13)	(0.13)	—	3.29	28.49	13.58	4,419	1.15	1.27	(0.63)	12
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	—	(0.35)	(0.35)	—	2.78	25.20	14.13 (8)	3,872	1.16 (8)(9)	1.27	(0.50) (8)	20
Class R6
10/1/20 to 9/30/21	$60.49	(0.36)	14.62	14.26	—	—	(0.07)	(0.07)	—	14.19	$74.68	23.57%	$ 208,915	0.83%	0.89%	(0.50) %	17%
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	—	2.14	38.85	8.05	1,975	0.85 (10)(14)	1.01	(0.34)	28
1/30/18 (11) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	—	—	4.97	36.71	15.66	117	0.93 (10)	1.09	(0.40)	19 (13)

KAR Small-Cap Core Fund
Class A
10/1/20 to 9/30/21	$40.21	(0.11)	11.25	11.14	—	—	(3.37)	(3.37)	—	7.77	$47.98	28.68%	$ 140,807	1.26%	1.26%	(0.23) %	16%
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	—	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	—	(0.04)	(0.04)	—	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
4/1/17 to 9/30/17(7)	24.21	(0.06)	3.91	3.85	—	—	(0.01)	(0.01)	—	3.84	28.05	15.92	79,752	1.33	1.33	(0.49)	2
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	—	(1.37)	(1.37)	—	2.82	24.21	20.26 (8)	62,122	1.37 (8)(9)	1.37	(0.31) (8)	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Core Fund (Continued)
Class C
10/1/20 to 9/30/21	$32.95	(0.35)	9.12	8.77	—	—	(3.37)	(3.37)	—	5.40	$38.35	27.74%	$ 84,992	1.99%	1.99%	(0.93) %	16%
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	—	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	—	(0.04)	(0.04)	—	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
4/1/17 to 9/30/17(7)	20.71	(0.14)	3.34	3.20	—	—	(0.01)	(0.01)	—	3.19	23.90	15.47	56,526	2.08	2.08	(1.23)	2
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	—	(1.37)	(1.37)	—	2.10	20.71	19.39 (8)	44,789	2.12 (8)(9)	2.12	(1.10) (8)	24
Class I
10/1/20 to 9/30/21	$42.67	0.02	11.96	11.98	(0.06)	—	(3.37)	(3.43)	—	8.55	$51.22	29.03%	$1,278,711	1.00%	1.00%	0.05%	16%
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
10/1/18 to 9/30/19	37.26	— (12)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	—	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	—	(0.04)	(0.04)	—	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
4/1/17 to 9/30/17(7)	25.37	(0.03)	4.11	4.08	—	—	(0.01)	(0.01)	—	4.07	29.44	16.10	474,552	1.08	1.08	(0.23)	2
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	—	(1.37)	(1.37)	—	3.07	25.37	20.57 (8)	338,491	1.12 (8)(9)	1.12	(0.11) (8)	24
Class R6
10/1/20 to 9/30/21	$42.84	0.06	12.02	12.08	(0.10)	—	(3.37)	(3.47)	—	8.61	$51.45	29.14%	$ 421,653	0.92%	0.92%	0.12%	16%
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	—	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	—	(0.04)	(0.04)	—	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13
4/1/17 to 9/30/17(7)	25.44	(0.02)	4.11	4.09	—	—	(0.01)	(0.01)	—	4.08	29.52	16.14	44,565	0.99	0.99	(0.14)	2
4/1/16 to 3/31/17	22.33	— (12)	4.48	4.48	—	—	(1.37)	(1.37)	—	3.11	25.44	20.68 (8)	31,338	1.01 (8)(9)	1.01	0.01 (8)	24

KAR Small-Cap Growth Fund
Class A
10/1/20 to 9/30/21	$49.00	(0.52)	10.49	9.97	—	—	(5.16)	(5.16)	—	4.81	$53.81	20.46%	$ 793,106	1.34% (6)	1.34%	(0.97) %	11%
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (6)	1.35	(0.99)	17
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	—	3.87	37.44	14.12	735,210	1.37 (6)	1.37	(0.66)	16
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	—	—	8.14	33.57	32.01	866,966	1.37 (6)	1.37	(0.37)	13
4/1/17 to 9/30/17(7)	21.12	(0.09)	4.40	4.31	— (12)	—	—	— (12)	—	4.31	25.43	20.41	263,281	1.50 (14)	1.46	(0.81)	1
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	—	(0.55)	(0.55)	—	3.45	21.12	23.25 (8)	184,302	1.50 (8)(9)	1.51	(0.73) (8)	21
Class C
10/1/20 to 9/30/21	$43.40	(0.79)	9.27	8.48	—	—	(5.16)	(5.16)	—	3.32	$46.72	19.60%	$ 319,371	2.05% (6)	2.05%	(1.68) %	11%
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (6)	2.07	(1.72)	17
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	—	3.16	33.46	13.28	291,693	2.10 (6)	2.10	(1.40)	16
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	—	—	7.17	30.30	31.00	301,749	2.10 (6)	2.10	(1.10)	13
4/1/17 to 9/30/17(7)	19.28	(0.17)	4.02	3.85	— (12)	—	—	— (12)	—	3.85	23.13	19.97	93,560	2.25 (14)	2.21	(1.56)	1
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	—	(0.55)	(0.55)	—	2.98	19.28	22.30 (8)	58,327	2.26 (8)(9)	2.26	(1.49) (8)	21
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Growth Fund (Continued)
Class I
10/1/20 to 9/30/21	$50.25	(0.38)	10.75	10.37	—	—	(5.16)	(5.16)	—	5.21	$55.46	20.77%	$5,346,986	1.07% (6)	1.07%	(0.70) %	11%
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (6)	1.09	(0.74)	17
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	—	4.07	38.28	14.44	3,973,860	1.11 (6)	1.11	(0.40)	16
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (6)	1.10	(0.10)	13
4/1/17 to 9/30/17(7)	21.45	(0.07)	4.48	4.41	— (12)	—	—	— (12)	—	4.41	25.86	20.56	1,087,430	1.25 (14)	1.21	(0.55)	1
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	—	(0.55)	(0.55)	—	3.56	21.45	23.59 (8)	489,593	1.26 (8)(9)	1.26	(0.50) (8)	21
Class R6
10/1/20 to 9/30/21	$50.39	(0.32)	10.77	10.45	—	—	(5.16)	(5.16)	—	5.29	$55.68	20.88%	$ 205,549	0.98% (6)	0.98%	(0.58) %	11%
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (6)	0.99	(0.68)	17
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	—	4.12	38.35	14.58	45,306	1.00 (6)	1.00	(0.31)	16
1/30/18 (11) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	—	—	4.42	34.23	14.83	13,800	1.00 (6)	1.00	0.05	13

KAR Small-Cap Value Fund
Class A
10/1/20 to 9/30/21	$19.97	0.04	7.42	7.46	(0.15)	—	—	(0.15)	—	7.31	$27.28	37.45%	$ 130,975	1.20% (6)	1.20%	0.14%	13%
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (6)	1.23	0.66	19
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	—	(1.11)	18.33	(3.82)	79,027	1.24 (6)	1.24	0.80	14
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	—	(0.29)	(0.30)	—	1.03	19.44	7.27	83,276	1.27 (6)	1.27	0.55	6
4/1/17 to 9/30/17(7)	17.61	0.03	1.44	1.47	(0.02)	—	(0.65)	(0.67)	—	0.80	18.41	8.56	87,399	1.32 (6)	1.32	0.29	10
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	—	(1.18)	(1.44)	—	1.94	17.61	22.86	89,050	1.32 (6)(9)	1.32	1.35	22
Class C
10/1/20 to 9/30/21	$19.44	(0.16)	7.24	7.08	(0.01)	—	—	(0.01)	—	7.07	$26.51	36.44%	$ 21,623	1.96% (6)	1.96%	(0.60) %	13%
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (6)	1.98	(0.08)	19
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	—	(1.08)	17.88	(4.56)	15,361	1.99 (6)	1.99	0.09	14
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	—	(0.29)	(0.29)	—	0.88	18.96	6.54	29,922	1.97 (6)	1.97	(0.14)	6
4/1/17 to 9/30/17(7)	17.35	(0.04)	1.42	1.38	—	—	(0.65)	(0.65)	—	0.73	18.08	8.17	29,795	2.06 (6)	2.06	(0.45)	10
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	—	(1.18)	(1.31)	—	1.90	17.35	21.95	29,416	2.07 (6)(9)	2.07	0.65	22
Class I
10/1/20 to 9/30/21	$19.97	0.10	7.43	7.53	(0.20)	—	—	(0.20)	—	7.33	$27.30	37.83%	$1,190,498	0.96% (6)	0.96%	0.38%	13%
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (6)	0.99	0.94	19
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	—	(1.15)	18.34	(3.57)	484,123	1.01 (6)	1.01	1.02	14
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	—	(0.29)	(0.31)	—	1.08	19.49	7.62	475,103	0.99 (6)	0.99	0.84	6
4/1/17 to 9/30/17(7)	17.62	0.05	1.43	1.48	(0.04)	—	(0.65)	(0.69)	—	0.79	18.41	8.72	300,259	1.07 (6)	1.07	0.55	10
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	—	(1.18)	(1.50)	—	1.93	17.62	23.20	242,661	1.07 (6)(9)	1.07	1.63	22
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class R6
10/1/20 to 9/30/21	$20.00	0.12	7.43	7.55	(0.22)	—	—	(0.22)	—	7.33	$27.33	37.85%	$ 81,914	0.89% (6)	0.89%	0.46%	13%
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (6)	0.89	1.01	19
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	—	(1.15)	18.36	(3.47)	11,286	0.90 (6)	0.90	1.11	14
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	—	(0.29)	(0.31)	—	1.09	19.51	7.69	21,746	0.90 (6)	0.90	0.96	6
4/1/17 to 9/30/17(7)	17.63	0.05	1.44	1.49	(0.05)	—	(0.65)	(0.70)	—	0.79	18.42	8.78	10,165	0.99 (6)	0.99	0.52	10
11/3/16 (11) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	—	(0.25)	(0.47)	—	2.73	17.63	21.58	122	0.98 (6)	0.98	0.68	22 (13)

KAR Small-Mid Cap Core Fund
Class A
10/1/20 to 9/30/21	$14.43	(0.14)	4.38	4.24	—	—	—	—	—	4.24	$18.67	29.38%	$ 48,485	1.30%	1.30%	(0.77) %	7%
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	—	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
3/7/18 (11) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (13)
Class C
10/1/20 to 9/30/21	$14.16	(0.27)	4.29	4.02	—	—	—	—	—	4.02	$18.18	28.39%	$ 30,401	2.05% (6)(14)	2.03%	(1.52) %	7%
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	—	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
3/7/18 (11) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (13)
Class I
10/1/20 to 9/30/21	$14.51	(0.09)	4.40	4.31	— (12)	—	—	— (12)	—	4.31	$18.82	29.72%	$1,168,320	1.02% (6)(14)	1.01%	(0.49) %	7%
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	—	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
3/7/18 (11) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (13)
Class R6
10/1/20 to 9/30/21	$14.54	(0.08)	4.42	4.34	(0.01)	—	—	(0.01)	—	4.33	$18.87	29.82%	$ 16,335	0.97% (6)(14)	0.92%	(0.44) %	7%
10/1/19 to 9/30/20	11.57	— (12)	2.97	2.97	—	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	—	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
3/7/18 (11) to 9/30/18	10.00	(—) (12)	0.81	0.81	—	—	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (13)

KAR Small-Mid Cap Growth Fund
Class A
12/8/20 (11) to 9/30/21	$10.00	(0.09)	0.79	0.70	—	—	—	—	—	0.70	$10.70	7.00%	$ 725	1.30%	4.06%	(1.05) %	14% (13)
Class C
12/8/20 (11) to 9/30/21	$10.00	(0.15)	0.78	0.63	—	—	—	—	—	0.63	$10.63	6.30%	$ 119	2.05%	4.88%	(1.82) %	14% (13)
Class I
12/8/20 (11) to 9/30/21	$10.00	(0.07)	0.79	0.72	—	—	—	—	—	0.72	$10.72	7.20%	$ 1,998	1.05%	3.83%	(0.79) %	14% (13)
Class R6
12/8/20 (11) to 9/30/21	$10.00	(0.07)	0.80	0.73	—	—	—	—	—	0.73	$10.73	7.30%	$ 3,241	0.99%	3.79%	(0.76) %	14% (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Value Fund
Class A
8/3/21 (11) to 9/30/21	$10.00	— (12)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	$ 9.64	(3.60) %	$ 127	1.17%	12.81%	0.09%	0%
Class C
8/3/21 (11) to 9/30/21	$10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	—	(0.37)	$ 9.63	(3.70) %	$ 99	1.92%	13.87%	(0.71) %	0%
Class I
8/3/21 (11) to 9/30/21	$10.00	— (12)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	$ 9.64	(3.60) %	$ 97	0.92%	12.88%	0.29%	0%
Class R6
8/3/21 (11) to 9/30/21	$10.00	0.01	(0.36)	(0.35)	—	—	—	—	—	(0.35)	$ 9.65	(3.50) %	$ 2,604	0.82%	12.82%	0.47%	0%

SGA Emerging Markets Growth Fund
Class A
10/1/20 to 9/30/21	$11.90	(0.09)	1.28	1.19	—	—	(0.27)	(0.27)	—	0.92	$12.82	9.93%	$ 206	1.48%	2.91%	(0.66) %	46%
10/1/19 to 9/30/20	9.97	(0.05)	1.98	1.93	—	—	— (12)	— (12)	—	1.93	11.90	19.37	169	1.48	3.98	(0.47)	44
6/13/19 (11) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (13)
Class C
10/1/20 to 9/30/21	$11.79	(0.19)	1.27	1.08	—	—	(0.27)	(0.27)	—	0.81	$12.60	9.08%	$ 159	2.23%	3.66%	(1.42) %	46%
10/1/19 to 9/30/20	9.95	(0.13)	1.97	1.84	—	—	— (12)	— (12)	—	1.84	11.79	18.50	142	2.23	4.70	(1.19)	44
6/13/19 (11) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (13)
Class I
10/1/20 to 9/30/21	$11.94	(0.06)	1.29	1.23	—	—	(0.27)	(0.27)	—	0.96	$12.90	10.24%	$ 405	1.23%	2.67%	(0.42) %	46%
10/1/19 to 9/30/20	9.98	(0.03)	1.99	1.96	—	—	— (12)	— (12)	—	1.96	11.94	19.65	247	1.23	3.57	(0.30)	44
6/13/19 (11) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (13)
Class R6
10/1/20 to 9/30/21	$11.97	(0.03)	1.28	1.25	—	—	(0.27)	(0.27)	—	0.98	$12.95	10.38%	$ 5,425	1.05%	2.63%	(0.24) %	46%
10/1/19 to 9/30/20	9.98	— (12)	1.99	1.99	—	—	— (12)	— (12)	—	1.99	11.97	19.95	4,828	1.05	3.72	(0.02)	44
6/13/19 (11) to 9/30/19	10.00	— (12)	(0.02)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (13)

SGA Global Growth Fund
Class A
10/1/20 to 9/30/21	$26.54	(0.24)	5.33	5.09	—	—	(0.94)	(0.94)	—	4.15	$30.69	19.49%	$ 34,690	1.38%	1.47%	(0.79) %	40%
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (6)	1.36	(0.53)	49
2/1/19 to 9/30/19(7)	18.58	(0.01)	2.41	2.40	—	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
2/1/17 to 1/31/18	14.89	(0.02)	5.49	5.47	—	—	(0.64)	(0.64)	—	4.83	19.72	37.05	3,835	1.38	1.72	(0.43)	31
2/1/16 to 1/31/17	13.65	0.03	1.76	1.79	—	—	(0.55)	(0.55)	—	1.24	14.89	13.21	1,028	1.38	2.33	(0.27)	32
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA Global Growth Fund (Continued)
Class C
10/1/20 to 9/30/21	$25.06	(0.43)	5.02	4.59	—	—	(0.94)	(0.94)	—	3.65	$28.71	18.62%	$ 7,326	2.13%	2.14%	(1.54) %	40%
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
2/1/19 to 9/30/19(7)	17.77	(0.11)	2.31	2.20	—	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	—	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
2/1/17 to 1/31/18	14.50	(0.04)	5.22	5.18	—	—	(0.64)	(0.64)	—	4.54	19.04	36.04	2,062	2.13	2.47	(1.08)	31
2/1/16 to 1/31/17	13.40	0.05	1.60	1.65	—	—	(0.55)	(0.55)	—	1.10	14.50	12.41	989	2.12	3.08	(1.00)	32
Class I*
10/1/20 to 9/30/21	$26.66	(0.16)	5.35	5.19	—	—	(0.94)	(0.94)	—	4.25	$30.91	19.78%	$ 53,546	1.13%	1.15%	(0.52) %	40%
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (12)	—	—	— (12)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
2/1/19 to 9/30/19(7)	18.61	— (12)	2.42	2.42	—	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
2/1/17 to 1/31/18	14.90	(0.04)	5.53	5.49	—	—	(0.64)	(0.64)	—	4.85	19.75	37.16	19,474	1.36	1.57	(0.29)	31
2/1/16 to 1/31/17	13.66	0.06	1.73	1.79	—	—	(0.55)	(0.55)	—	1.24	14.90	13.20	11,414	1.34	2.05	(0.43)	32
Class R6**
10/1/20 to 9/30/21	$27.38	(0.10)	5.51	5.41	—	—	(0.94)	(0.94)	—	4.47	$31.85	20.07%	$ 80,122	0.90%	1.03%	(0.31) %	40%
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49
2/1/19 to 9/30/19(7)	19.04	0.05	2.47	2.52	—	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	—	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54
2/1/17 to 1/31/18	15.11	(0.01)	5.65	5.64	—	—	(0.64)	(0.64)	—	5.00	20.11	37.64	15,913	0.98	1.34	0.08	31
2/1/16 to 1/31/17	13.79	0.03	1.84	1.87	—	—	(0.55)	(0.55)	—	1.32	15.11	13.66	7,698	0.98	2.03	0.21	32

SGA New Leaders Growth Fund
Class A
11/17/20 (11) to 9/30/21	$10.00	(0.09)	0.74	0.65	—	—	—	—	—	0.65	$10.65	6.50%	$ 110	1.39%	3.60%	(1.01) %	24% (13)
Class C
11/17/20 (11) to 9/30/21	$10.00	(0.16)	0.74	0.58	—	—	—	—	—	0.58	$10.58	5.80%	$ 108	2.14%	4.35%	(1.76) %	24% (13)
Class I
11/17/20 (11) to 9/30/21	$10.00	(0.07)	0.74	0.67	—	—	—	—	—	0.67	$10.67	6.70%	$ 163	1.14%	3.32%	(0.76) %	24% (13)
Class R6
11/17/20 (11) to 9/30/21	$10.00	(0.05)	0.74	0.69	—	—	—	—	—	0.69	$10.69	6.90%	$ 6,267	0.91%	3.25%	(0.54) %	24% (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Tactical Allocation Fund
Class A
10/1/20 to 9/30/21	$12.10	0.04	1.97	2.01	(0.05)	—	(0.20)	(0.25)	—	1.76	$13.86	16.69%	$ 869,209	1.01% (9)(10)	1.07%	0.30%	46%
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	—	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (6)	1.06	0.68	35
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	—	(0.22)	(0.34)	— (12)	(0.15)	9.51	2.36 (15)	569,543	1.14 (6)	1.14	1.33	51
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	—	(0.07)	(0.21)	—	0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
4/1/17 to 9/30/17(7)	8.33	0.08	0.69	0.77	(0.08)	—	(0.02)	(0.10)	—	0.67	9.00	9.25	142,481	1.38	1.38	1.81	26
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	—	(0.69)	(0.84)	—	(0.11)	8.33	9.20 (8)	137,388	1.37 (8)(9)	1.38	1.86 (8)	104
Class C
10/1/20 to 9/30/21	$12.44	(0.06)	2.02	1.96	(0.01)	—	(0.20)	(0.21)	—	1.75	$14.19	15.82%	$ 33,401	1.77% (9)(10)	1.88%	(0.46) %	46%
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	—	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (6)(14)	1.78	(0.10)	35
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	—	(0.22)	(0.26)	— (12)	(0.15)	9.78	1.48 (15)	8,560	1.91 (10)	1.99	0.59	51
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	—	(0.07)	(0.13)	—	0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
4/1/17 to 9/30/17(7)	8.55	0.05	0.70	0.75	(0.04)	—	(0.02)	(0.06)	—	0.69	9.24	8.80	4,054	2.14	2.15	1.05	26
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	—	(0.69)	(0.77)	—	(0.09)	8.55	8.37 (8)	4,378	2.11 (8)(9)	2.13	1.13 (8)	104
Class I
10/1/20 to 9/30/21	$12.07	0.07	1.96	2.03	(0.08)	—	(0.20)	(0.28)	—	1.75	$13.82	16.88%	$ 51,887	0.78% (9)(10)	0.86%	0.55%	46%
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	—	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (6)	0.82	0.73	35
1/29/19 (11) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	—	(0.10)	— (12)	0.85	9.51	10.94 (15)	2,813	0.88 (6)	0.89	1.52	51 (13)
Class R6
10/20/20 (11) to 9/30/21	$12.48	0.09	1.55	1.64	(0.09)	—	(0.20)	(0.29)	—	1.35	$13.83	13.23%	$ 112	0.62% (9)	0.86%	0.70%	46% (13)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	The share class is currently under its expense limitation.
(7)	The Fund changed its fiscal year end to September 30, during the period.
(8)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.05% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Tactical Allocation Fund 0.08% (Class A), 0.08% (Class C)

Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.06% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Tactical Allocation Fund 0.08% (Class A), 0.08% (Class C)

(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Amount is less than $0.005 per share.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(15)	Payment from affiliates had no impact on total return.
See Notes to Financial Statements

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS September 30, 2021
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 15 funds (each a “Fund” or collectively the “Funds”), each reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares, and Class R6 shares.
Effective February 1, 2021, Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment In-Kind Securities
Certain Funds may invest in payment in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Securities Lending
Effective October 1, 2020, the Funds may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$ 1,858	$ 1,858	$ —
Tactical Allocation Fund	1,236	1,236	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2021 for the Funds:
Fund	Securities Lending Transactions	Overnight and continuous
KAR Equity Income Fund	Money Market Mutual Fund	$1,905
Tactical Allocation Fund	Money Market Mutual Fund	1,267
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75
SGA New Leaders Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Equity Income Fund	0.75%	0.70%	0.65%
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Emerging Markets Growth Fund	SGA(2)
SGA Global Growth Fund	SGA(2)
SGA New Leaders Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolio)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2022 (except as noted). Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47% (1)	2.22% (1)	1.22% (1)	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40 (1)	2.15 (1)	1.15 (1)	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50 (1)	2.25 (1)	1.25 (1)	1.18 (1)
KAR Small-Cap Value Fund	1.42 (1)	2.17 (1)	1.17 (1)	1.06 (1)
KAR Small-Mid Cap Core Fund	1.30	2.05 (1)	1.05 (1)	0.97 (1)
KAR Small-Mid Cap Growth Fund(2)	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund(3)	1.17	1.92	0.92	0.82
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund	1.38	2.13	1.13	0.90
SGA New Leaders Growth Fund(4)	1.39	2.14	1.14	0.91
Tactical Allocation Fund	0.99 (5)	1.75 (5)	0.76 (5)	0.60 (6)
(1)	The share class is currently under its expense limitation.
(2)	Effective December 8, 2020.
(3)	Effective August 3, 2021.
(4)	Effective November 17, 2020.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
(5)	Effective October 31, 2020. For the period October 1, 2020 through October 30, 2020, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.15%, 1.90% and 0.90%.
(6)	Effective October 20, 2020.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending September 30:

	Expiration
Fund	2022	2023	2024	Total
KAR Capital Growth Fund
Class R6	$ 1	$ 1	$ 1	$ 3
KAR Equity Income Fund
Class A	164	170	152	486
Class C	21	11	9	41
Class I	16	15	14	45
Class R6	2	1	1	4
KAR Global Quality Dividend Fund
Class A	56	65	38	159
Class C	8	6	2	16
Class I	14	28	19	61
Class R6	— (1)	— (1)	5	5
KAR Mid-Cap Core Fund
Class A	62	71	84	217
Class C	58	66	68	192
Class I	396	670	982	2,048
Class R6	8	21	35	64
KAR Mid-Cap Growth Fund
Class R6	1	21	101	123
KAR Small-Mid Cap Core Fund
Class A	4	9	5	18
Class C	— (1)	— (1)	3	3
Class R6	40	3	—	43
KAR Small-Mid Cap Growth Fund
Class A	—	—	11	11
Class C	—	—	3	3
Class I	—	—	25	25
Class R6	—	—	68	68
KAR Small-Mid Cap Value Fund
Class A	—	—	2	2
Class C	—	—	2	2
Class I	—	—	2	2
Class R6	—	—	51	51
SGA Emerging Markets Growth Fund
Class A	2	4	3	9
Class C	2	3	3	8
Class I	3	4	6	13
Class R6	96	124	89	309
SGA Global Growth Fund
Class A	—	—	30	30
Class C	—	—	1	1
Class I	1	15	9	25
Class R6	24	107	104	235

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Expiration
Fund	2022	2023	2024	Total
SGA New Leaders Growth Fund
Class A	$ —	$ —	$ 2	$ 2
Class C	—	—	2	2
Class I	—	—	3	3
Class R6	—	—	115	115
Tactical Allocation Fund
Class A	—	—	498	498
Class C	—	—	46	46
Class I	—	—	43	43
Class R6	—	—	— (1)	—
(1)	Amount is less than $500.
During the period ended September 30, 2021, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Small-Mid Cap Core Fund	$ 6	$ 8	$123	$ 6	$ 143
SGA Global Growth Fund	— (1)	— (1)	1	—	1
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2021, it retained net commissions of $387 for Class A shares and CDSC of $300 and $68 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2021, the Funds incurred administration fees totaling $16,378 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2021, the Funds incurred transfer agent fees totaling $7,315 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At September 30, 2021, Virtus and its affiliates held shares of certain Funds, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Growth Fund
Class A	10,000	$ 107
Class C	10,000	106
Class I	10,000	107
Class R6	279,105	2,995
KAR Small-Mid Cap Value Fund
Class A	10,000	96
Class C	10,000	96
Class I	10,000	96
Class R6	270,000	2,606

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the Fund’s total long-term and short-term purchases and sales of the securities of affiliated issuers during the period ended September 30, 2021, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—39.0%
AAON, Inc.	$ 241,566	$ —	41,910	$12,504	$ 7,343	$ 219,503	3,359,400	$1,523	$—
Chefs’ Warehouse, Inc. (The)(1)	40,829	—	10,474	559	49,030	79,944	2,454,523	—	—
Duck Creek Technologies, Inc.(1)	394,978	—	—	—	(10,346)	384,632	8,694,221	—	—
Fox Factory Holding Corp.(1)	284,905	—	30,826	20,271	250,761	525,111	3,632,978	—	—
Goosehead Insurance, Inc.	104,402	—	10,363	6,226	70,407	170,672	1,120,700	1,826	—
MediaAlpha, Inc.(1)	—	129,926	—	—	(43,138)	86,788	4,646,036	—	—
National Research Corp.	118,572	—	—	—	(16,962)	101,610	2,409,518	867	—
NVE Corp.	23,690	—	4,902	(727)	8,339	26,400	412,690	1,791	—
Ollie’s Bargain Outlet Holdings, Inc.(1)	417,854	—	6,478	1,972	(129,208)	284,140	4,713,672	—	—
Olo, Inc.(1)	—	56,851	—	—	838	57,689	1,921,045	—	—
Omega Flex, Inc.	142,420	—	10,154	5,034	(17,206)	120,094	841,642	1,292	—
Oportun Financial Corp.(1)	31,078	—	—	—	34,899	65,977	2,635,930	—	—
Ryan Specialty Group Holdings, Inc.(1)	—	248,918	—	—	95,714	344,632	10,175,150	—	—
U.S. Physical Therapy, Inc.	102,953	—	—	—	28,108	131,061	1,185,000	1,280	—
Total	$1,903,247	$435,695	$115,107	$45,839	$ 328,579	$2,598,253		$8,579	$—

(1)	Non-income producing.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2021.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2021, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 64,285	$ 122,866
KAR Equity Income Fund	34,538	49,479
KAR Global Quality Dividend Fund	13,556	14,152
KAR Mid-Cap Core Fund	440,299	163,718
KAR Mid-Cap Growth Fund	871,153	514,518
KAR Small-Cap Core Fund	286,435	386,701
KAR Small-Cap Growth Fund	721,520	1,580,213
KAR Small-Cap Value Fund	411,995	159,281
KAR Small-Mid Cap Core Fund	622,868	65,179
KAR Small-Mid Cap Growth Fund	6,303	629
KAR Small-Mid Cap Value Fund	2,994	—
SGA Emerging Markets Growth Fund	3,088	2,807
SGA Global Growth Fund	77,493	62,101
SGA New Leaders Growth Fund	7,545	1,354
Tactical Allocation Fund	375,981	452,545
Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2021, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$36,062	$24,068
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	479	$ 12,774	889	$ 17,200	262	$ 5,419	472	$ 9,444
Reinvestment of distributions	744	20,139	705	12,891	1,573	29,436	50	1,108
Shares repurchased and cross class conversions	(1,983)	(53,626)	(3,375)	(64,742)	(778)	(16,534)	(1,172)	(22,878)
Net Increase / (Decrease)	(760)	$ (20,713)	(1,781)	$ (34,651)	1,057	$ 18,321	(650)	$ (12,326)
Class C
Shares sold and cross class conversions	53	$ 1,025	223	$ 3,361	21	$ 401	33	$ 593
Reinvestment of distributions	30	586	22	302	118	1,891	1	13
Shares repurchased and cross class conversions	(375)	(7,256)	(197)	(2,871)	(204)	(3,664)	(145)	(2,657)
Net Increase / (Decrease)	(292)	$ (5,645)	48	$ 792	(65)	$ (1,372)	(111)	$ (2,051)

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	400	$ 11,257	1,610	$ 31,747	213	$ 4,642	56	$ 1,201
Reinvestment of distributions	56	1,586	35	670	153	2,845	6	126
Shares repurchased and cross class conversions	(314)	(8,781)	(1,078)	(20,661)	(235)	(4,960)	(131)	(2,657)
Net Increase / (Decrease)	142	$ 4,062	567	$ 11,756	131	$ 2,527	(69)	$ (1,330)
Class R6
Shares sold and cross class conversions	19	$ 541	55	$ 1,111	41	$ 884	7	$ 153
Reinvestment of distributions	— (1)	5	— (1)	3	16	300	1	11
Shares repurchased and cross class conversions	(3)	(103)	(49)	(965)	(34)	(709)	(19)	(386)
Net Increase / (Decrease)	16	$ 443	6	$ 149	23	$ 475	(11)	$ (222)

	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	54	$ 781	144	$ 1,888	452	$ 22,422	539	$ 19,654
Reinvestment of distributions	39	536	42	639	10	462	6	220
Shares repurchased and cross class conversions	(210)	(2,991)	(442)	(5,817)	(277)	(13,604)	(465)	(16,411)
Net Increase / (Decrease)	(117)	$ (1,674)	(256)	$ (3,290)	185	$ 9,280	80	$ 3,463
Class C
Shares sold and cross class conversions	69	$ 929	25	$ 294	276	$ 12,632	360	$ 11,989
Reinvestment of distributions	2	27	3	40	10	429	6	207
Shares repurchased and cross class conversions	(125)	(1,685)	(132)	(1,648)	(252)	(11,319)	(359)	(11,673)
Net Increase / (Decrease)	(54)	$ (729)	(104)	$ (1,314)	34	$ 1,742	7	$ 523
Class I
Shares sold and cross class conversions	237	$ 3,420	494	$ 6,644	9,882	$ 505,077	11,000	$ 403,004
Reinvestment of distributions	24	331	15	226	114	5,388	42	1,611
Shares repurchased and cross class conversions	(275)	(3,885)	(196)	(2,443)	(4,666)	(236,556)	(4,134)	(147,797)
Net Increase / (Decrease)	(14)	$ (134)	313	$ 4,427	5,330	$ 273,909	6,908	$ 256,818
Class R6
Shares sold and cross class conversions	143	$ 2,026	—	$ —	616	$ 32,914	302	$ 11,813
Reinvestment of distributions	—	—	—	—	3	165	1	57
Shares repurchased and cross class conversions	(17)	(256)	—	—	(103)	(5,440)	(139)	(5,501)
Net Increase / (Decrease)	126	$ 1,770	—	$ —	516	$ 27,639	164	$ 6,369

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,652	$ 177,626	5,968	$ 285,158	498	$ 23,084	401	$ 15,166
Reinvestment of distributions	8	567	27	1,126	190	8,187	132	5,104
Shares repurchased and cross class conversions	(2,843)	(191,469)	(2,533)	(118,550)	(543)	(24,760)	(1,243)	(44,953)
Net Increase / (Decrease)	(183)	$ (13,276)	3,462	$ 167,734	145	$ 6,511	(710)	$ (24,683)
Class C
Shares sold and cross class conversions	745	$ 38,851	1,502	$ 54,358	46	$ 1,693	110	$ 3,391
Reinvestment of distributions	3	180	12	384	248	8,584	162	5,183
Shares repurchased and cross class conversions	(668)	(34,933)	(408)	(14,415)	(796)	(29,553)	(893)	(27,443)
Net Increase / (Decrease)	80	$ 4,098	1,106	$ 40,327	(502)	$ (19,276)	(621)	$ (18,869)
Class I
Shares sold and cross class conversions	19,047	$ 1,324,506	30,351	$ 1,478,624	2,785	$ 135,357	5,755	$ 218,747
Reinvestment of distributions	32	2,372	58	2,469	1,701	77,950	988	40,516
Shares repurchased and cross class conversions	(15,902)	(1,115,805)	(7,875)	(382,218)	(4,879)	(237,999)	(11,184)	(447,151)
Net Increase / (Decrease)	3,177	$ 211,073	22,534	$ 1,098,875	(393)	$ (24,692)	(4,441)	$ (187,888)
Class R6
Shares sold and cross class conversions	1,707	$ 121,058	1,702	$ 94,521	2,794	$ 135,372	5,516	$ 232,147
Reinvestment of distributions	2	139	1	25	187	8,625	118	4,844
Shares repurchased and cross class conversions	(572)	(40,554)	(93)	(4,562)	(1,669)	(82,597)	(1,409)	(57,198)
Net Increase / (Decrease)	1,137	$ 80,643	1,610	$ 89,984	1,312	$ 61,400	4,225	$ 179,793

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,008	$ 107,824	2,602	$ 104,387	1,471	$ 38,725	627	$ 10,835
Reinvestment of distributions	1,348	71,757	263	10,502	26	636	23	448
Shares repurchased and cross class conversions	(4,374)	(232,735)	(6,743)	(261,217)	(883)	(23,214)	(772)	(13,988)
Net Increase / (Decrease)	(1,018)	$ (53,154)	(3,878)	$ (146,328)	614	$ 16,147	(122)	$ (2,705)
Class C
Shares sold and cross class conversions	241	$ 11,287	450	$ 16,101	253	$ 6,360	278	$ 5,040
Reinvestment of distributions	772	35,847	143	5,103	— (1)	10	—	—
Shares repurchased and cross class conversions	(1,611)	(75,056)	(1,875)	(67,009)	(273)	(7,024)	(302)	(5,152)
Net Increase / (Decrease)	(598)	$ (27,922)	(1,282)	$ (45,805)	(20)	$ (654)	(24)	$ (112)

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	15,452	$ 849,066	30,624	$ 1,260,988	23,917	$ 624,881	19,799	$ 360,401
Reinvestment of distributions	9,083	497,200	1,460	59,776	315	7,728	198	3,832
Shares repurchased and cross class conversions	(32,646)	(1,787,851)	(31,378)	(1,260,713)	(16,240)	(438,305)	(10,779)	(194,278)
Net Increase / (Decrease)	(8,111)	$ (441,585)	706	$ 60,051	7,992	$ 194,304	9,218	$ 169,955
Class R6
Shares sold and cross class conversions	2,700	$ 148,001	1,149	$ 48,543	2,599	$ 70,660	133	$ 2,466
Reinvestment of distributions	253	13,906	19	796	8	184	5	103
Shares repurchased and cross class conversions	(1,148)	(63,242)	(463)	(19,328)	(222)	(6,064)	(141)	(2,664)
Net Increase / (Decrease)	1,805	$ 98,665	705	$ 30,011	2,385	$ 64,780	(3)	$ (95)

	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		From Inception December 8, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,648	$ 28,460	1,701	$ 21,815	80	$ 831
Shares repurchased and cross class conversions	(419)	(7,441)	(461)	(5,440)	(12)	(134)
Net Increase / (Decrease)	1,229	$ 21,019	1,240	$ 16,375	68	$ 697
Class C
Shares sold and cross class conversions	1,108	$ 19,101	702	$ 9,015	11	$ 112
Shares repurchased and cross class conversions	(157)	(2,784)	(78)	(898)	—	—
Net Increase / (Decrease)	951	$ 16,317	624	$ 8,117	11	$ 112
Class I
Shares sold and cross class conversions	42,226	$ 746,668	33,974	$ 437,472	202	$ 2,094
Reinvestment of distributions	3	56	—	—	—	—
Shares repurchased and cross class conversions	(10,477)	(188,874)	(5,815)	(73,641)	(16)	(164)
Net Increase / (Decrease)	31,752	$ 557,850	28,159	$ 363,831	186	$ 1,930
Class R6
Shares sold and cross class conversions	366	$ 6,531	593	$ 8,210	307	$ 3,080
Reinvestment of distributions	— (1)	3	—	—	—	—
Shares repurchased and cross class conversions	(76)	(1,321)	(288)	(3,986)	(5)	(51)
Net Increase / (Decrease)	290	$ 5,213	305	$ 4,224	302	$ 3,029

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	KAR Small-Mid Cap Value Fund		SGA Emerging Markets Growth Fund
	From Inception August 3, 2021 to September 30, 2021		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	13	$ 131	2	$ 32	4	$ 43
Reinvestment of distributions	—	—	— (1)	1	— (1)	— (2)
Shares repurchased and cross class conversions	—	—	(—) (1)	(6)	—	—
Net Increase / (Decrease)	13	$ 131	2	$ 27	4	$ 43
Class C
Shares sold and cross class conversions	10	$ 103	1	$ 7	3	$ 27
Reinvestment of distributions	—	—	— (1)	1	— (1)	— (2)
Shares repurchased and cross class conversions	—	—	—	—	(1)	(11)
Net Increase / (Decrease)	10	$ 103	1	$ 8	2	$ 16
Class I
Shares sold and cross class conversions	10	$ 100	10	$ 137	10	$ 100
Reinvestment of distributions	—	—	— (1)	6	— (1)	— (2)
Net Increase / (Decrease)	10	$ 100	10	$ 143	10	$ 100
Class R6
Shares sold and cross class conversions	270	$ 2,700	8	$ 115	61	$ 656
Reinvestment of distributions	—	—	8	107	— (1)	— (2)
Shares repurchased and cross class conversions	—	—	(—) (1)	(3)	(62)	(687)
Net Increase / (Decrease)	270	$ 2,700	16	$ 219	(1)	$ (31)

	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		From Inception November 17, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	220	$ 6,522	1,212	$ 28,564	10	$ 103
Reinvestment of distributions	34	950	—	—	—	—
Shares repurchased and cross class conversions	(122)	(3,623)	(414)	(9,454)	—	—
Net Increase / (Decrease)	132	$ 3,849	798	$ 19,110	10	$ 103
Class C
Shares sold and cross class conversions	110	$ 3,082	69	$ 1,510	10	$ 103
Reinvestment of distributions	8	211	—	—	—	—
Shares repurchased and cross class conversions	(71)	(1,962)	(39)	(811)	—	—
Net Increase / (Decrease)	47	$ 1,331	30	$ 699	10	$ 103

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		From Inception November 17, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,109	$ 32,952	881	$ 20,118	15	$ 155
Reinvestment of distributions	38	1,089	— (1)	3	—	—
Shares repurchased and cross class conversions	(448)	(13,851)	(457)	(10,744)	—	—
Net Increase / (Decrease)	699	$ 20,190	424	$ 9,377	15	$ 155
Class R6
Shares sold and cross class conversions	97	$ 2,975	1,167	$ 25,797	586	$ 5,923
Reinvestment of distributions	82	2,400	1	33	—	—
Shares repurchased and cross class conversions	(307)	(9,567)	(412)	(10,022)	(—) (1)	(—) (2)
Net Increase / (Decrease)	(128)	$ (4,192)	756	$ 15,808	586	$ 5,923

	Tactical Allocation Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4,727	$ 62,387	2,820	$ 30,276
Shares issued-merger (See Note 12)	7,220	86,813	—	—
Reinvestment of distributions	1,092	14,523	1,062	10,675
Shares repurchased and cross class conversions	(6,765)	(89,972)	(7,341)	(76,872)
Net Increase / (Decrease)	6,274	$ 73,751	(3,459)	$ (35,921)
Class C
Shares sold and cross class conversions	410	$ 5,550	293	$ 3,215
Shares issued-merger (See Note 12)	3,374	41,685	—	—
Reinvestment of distributions	64	871	11	114
Shares repurchased and cross class conversions	(2,469)	(33,437)	(203)	(2,171)
Net Increase / (Decrease)	1,379	$ 14,669	101	$ 1,158
Class I
Shares sold and cross class conversions	1,580	$ 20,904	2,470	$ 27,408
Shares issued-merger (See Note 12)	2,156	25,853	—	—
Reinvestment of distributions	90	1,191	10	110
Shares repurchased and cross class conversions	(2,270)	(29,947)	(578)	(6,303)
Net Increase / (Decrease)	1,556	$ 18,001	1,902	$ 21,215

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Tactical Allocation Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	9	$ 110	—	$ —
Reinvestment of distributions	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(1)	(10)	—	—
Net Increase / (Decrease)	8	$ 100	—	$ —
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 6. 10% Shareholders
As of September 30, 2021, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	15%	1
KAR Mid-Cap Core Fund	41	3
KAR Mid-Cap Growth Fund	27	2
KAR Small-Cap Core Fund	41	3
KAR Small-Cap Growth Fund	22	2
KAR Small-Cap Value Fund	48	2
KAR Small-Mid Cap Core Fund	52	3
KAR Small-Mid Cap Growth Fund	68	2 *
KAR Small-Mid Cap Value Fund	89	1 *
SGA Emerging Markets Growth Fund	69	3
SGA Global Growth Fund	43	3
SGA New Leaders Growth Fund	75	2 *
*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2021, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	42%
KAR Mid-Cap Core Fund	Industrials	33
KAR Mid-Cap Growth Fund	Information Technology	39
KAR Small-Cap Core Fund	Industrials	37
KAR Small-Cap Growth Fund	Information Technology	32
KAR Small-Cap Value Fund	Industrials	27
KAR Small-Mid Cap Core Fund	Information Technology	26
KAR Small-Mid Cap Growth Fund	Information Technology	31
KAR Small-Mid Cap Value Fund	Industrials	25
SGA Emerging Markets Growth Fund	Consumer Staples	29
SGA Global Growth Fund	Information Technology	32
SGA New Leaders Growth Fund	Information Technology	26
SGA New Leaders Growth Fund	Healthcare	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. Certain Funds held securities considered to be restricted at September 30, 2021, as follows:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Mid-Cap Growth Fund	Security Scorecard, Inc. Series E	3/5/2021	$40,000	$42,579	1.2%
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds, with the exception of the KAR Small-Mid Cap Value Fund, and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended September 30, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no borrowings at any time during the period ended September 30, 2021.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 245,062	$ 563,017	$ (885)	$ 562,132
KAR Equity Income Fund	124,086	19,067	(1,617)	17,450
KAR Global Quality Dividend Fund	33,045	5,914	(795)	5,119
KAR Mid-Cap Core Fund	958,959	448,476	(13,004)	435,472
KAR Mid-Cap Growth Fund	2,148,798	1,299,565	(15,544)	1,284,021
KAR Small-Cap Core Fund	1,198,008	753,267	(17,561)	735,706
KAR Small-Cap Growth Fund	3,721,744	3,071,484	(124,108)	2,947,376
KAR Small-Cap Value Fund	929,924	504,521	(11,702)	492,819
KAR Small-Mid Cap Core Fund	1,033,010	239,699	(14,276)	225,423
KAR Small-Mid Cap Growth Fund	5,647	680	(293)	387
KAR Small-Mid Cap Value Fund	3,007	65	(174)	(109)
SGA Emerging Markets Growth Fund	5,223	1,227	(286)	941
SGA Global Growth Fund	123,289	54,162	(1,821)	52,341
SGA New Leaders Growth Fund	6,055	792	(234)	558
Tactical Allocation Fund	617,742	354,197	(12,725)	341,472
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 2,024	$135
KAR Small-Mid Cap Growth Fund	40	—
SGA New Leaders Growth Fund	163	—
Tactical Allocation Fund	28,307	—
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Capital Loss Deferred
KAR Capital Growth Fund	$ —	$ 58,819	$ 4,808	$ —
KAR Equity Income Fund	5,319	148	—	—
KAR Global Quality Dividend Fund	69	—	—	2,159
KAR Mid-Cap Core Fund	4,824	19,907	—	—
KAR Mid-Cap Growth Fund	—	48,511	19,644	—
KAR Small-Cap Core Fund	1,745	201,605	—	—
KAR Small-Cap Growth Fund	—	796,894	37,715	—
KAR Small-Cap Value Fund	19,856	4,287	—	—
KAR Small-Mid Cap Core Fund	6,793	9,413	—	—
KAR Small-Mid Cap Growth Fund	—	—	29	40
KAR Small-Mid Cap Value Fund	2	—	—	—
SGA Emerging Markets Growth Fund	—	414	17	—
SGA Global Growth Fund	3,846	5,488	—	—
SGA New Leaders Growth Fund	—	—	25	163
Tactical Allocation Fund	31,005	32,701	—	28,307

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2021 and 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
KAR Capital Growth Fund
9/30/21	$ —	$ 24,000	$ 24,000
9/30/20	—	14,937	14,937
KAR Equity Income Fund
9/30/21	1,500	35,100	36,600
9/30/20	1,342	—	1,342
KAR Global Quality Dividend Fund
9/30/21	940	—	940
9/30/20	945	—	945
KAR Mid-Cap Core Fund
9/30/21	1,200	5,250	6,450
9/30/20	32	2,065	2,097
KAR Mid-Cap Growth Fund
9/30/21	—	3,300	3,300
9/30/20	—	4,125	4,125
KAR Small-Cap Core Fund
9/30/21	2,600	127,000	129,600
9/30/20	—	64,855	64,855
KAR Small-Cap Growth Fund
9/30/21	—	668,000	668,000
9/30/20	—	83,035	83,035
KAR Small-Cap Value Fund
9/30/21	9,000	—	9,000
9/30/20	4,730	—	4,730
KAR Small-Mid Cap Core Fund
9/30/21	60	—	60
SGA Emerging Markets Growth Fund
9/30/21	48	77	125
9/30/20	1	—	1
SGA Global Growth Fund
9/30/21	2,220	2,480	4,700
9/30/20	37	—	37
Tactical Allocation Fund
9/30/21	7,664	10,200	17,864
9/30/20	4,750	6,909	11,659
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Reorganization
($ reported in thousands)
On June 17, 2020, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, (the “Merged Funds”), the series of the Virtus Opportunities Trust, and the Fund, which provided for the transfer of all of the assets of the Merged Funds for shares of the Fund and the assumption of the liabilities of the Merged Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Merged Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Merged Funds. The reorganization was accomplished by a tax-free exchange of shares on October 30, 2020. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Funds were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Rampart Multi-Asset Trend Fund		Tactical Allocation Fund
Class A	1,008,720	Class A	943,504	$11,345
Class C	1,609,863	Class C	1,402,324	17,327
Class I	584,346	Class I	552,308	6,623

Virtus Rampart Sector Trend Fund		Tactical Allocation Fund
Class A	5,953,520	Class A	6,276,239	$75,468
Class C	1,937,610	Class C	1,971,499	24,359
Class I	1,521,103	Class I	1,603,669	19,230
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Virtus Rampart Multi-Asset Trend Fund		Virtus Rampart Sector Trend Fund		Tactical Allocation Fund
Net Assets	Unrealized Appreciation (Depreciation)	Net Assets	Unrealized Appreciation (Depreciation)	Net Assets
$35,295	$2,507	$119,057	$10,140	$715,533
The net assets of the Fund immediately following the acquisition were $869,885.
Assuming the acquisition had been completed on October 1, 2020, the Fund’s pro-forma results of operations for the period ended September 30, 2021 would have been as follows:
Net investment income (loss)	$2,565(a)
Net realized and unrealized gain (loss) on investments	137,788 (b)
Net increase (decrease) in net assets resulting from operations	$140,353
(a)  $2,626, as reported in the Statement of Operations, plus $(21) net investment loss from Virtus Rampart Multi-Asset Trend Fund and $(40) net investment loss from Virtus Rampart Sector Trend Fund pre-merger.
(b) $141,560, as reported in the Statement of Operations, plus $(433) net realized and unrealized gain (loss) on investments from Virtus Rampart Multi-Asset Trend Fund and $(3,339) net realized and unrealized gain (loss) on investments from Virtus Rampart Sector Trend Fund pre-merger.
Because the Merged Funds and the Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund that have been included in the Fund’s Statement of Operations since October 30, 2020.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Equity Trust and Shareholders of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Emerging Markets Growth Fund, Virtus SGA Global Growth Fund, Virtus SGA New Leaders Growth Fund and Virtus Tactical Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fifteen of the funds constituting Virtus Equity Trust, hereafter collectively referred to as the “Funds”) as of
September 30, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund
Virtus Tactical Allocation Fund	Statements of operations for the year ended September 30, 2021 and statements of changes in net assets for each of the years ended September 30, 2021 and 2020
Virtus KAR Small-Mid Cap Growth Fund	Statement of operations and statement of changes in net assets for the period December 8, 2020 (inception) through September 30, 2021
Virtus KAR Small-Mid Cap Value Fund	Statement of operations and statement of changes in net assets for the period August 3, 2021 (inception) through September 30, 2021
Virtus SGA New Leaders Growth Fund	Statement of operations and statement of changes in net assets for the period November 17, 2020 (inception) through September 30, 2021

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 26, 2021
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS EQUITY TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2021
The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2022, the Funds will notify applicable shareholders of amounts for use in preparing 2021 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30 2021, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
KAR Capital Growth Fund	— %	— %	$ 64,116
KAR Equity Income Fund	79.97	73.41	270
KAR Global Quality Dividend Fund	100.00	78.12	—
KAR Mid-Cap Core Fund	100.00	96.53	22,176
KAR Mid-Cap Growth Fund	—	—	51,656
KAR Small-Cap Core Fund	100.00	100.00	210,340
KAR Small-Cap Growth Fund	—	—	798,715
KAR Small-Cap Value Fund	58.65	60.57	4,287
KAR Small-Mid Cap Core Fund	73.66	68.97	9,413
KAR Small-Mid Cap Value Fund	100.00	100.00	—
SGA Emerging Markets Growth Fund	—	—	425
SGA Global Growth Fund	20.80	8.33	5,526
Tactical Allocation Fund	11.88	4.92	34,751

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 17-19, 2021, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2020 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR SMALL-MID CAP VALUE FUND BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (the “Subadviser” or “KAR”) with respect to Virtus KAR Small-Mid Cap Value Fund (the “Fund”). At a meeting held on July 19, 2021, in a virtual meeting format in light of public health concerns regarding the spread of COVID-19 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of VIA as adviser to the Fund and KAR as subadviser to the Fund, and considered and approved the establishment of the Agreements, as further discussed below.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser;
(b) information regarding performance of a composite of accounts managed in a similar manner as the Fund was expected to be managed; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (d) historical profitability of VIA and its affiliates under similar agreements; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (f) possible conflicts of interest; and (g) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the meeting information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the oversight of the Fund’s investment program and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA were expected to serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services to be provided by the Subadviser, the Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR SMALL-MID CAP VALUE FUND BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.
Investment Performance
Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. Investment performance was therefore not a material factor in the Board’s approval of the Agreements. However, the Board reviewed and was satisfied with the comparative performance of representative accounts managed by the Subadviser in a manner similar to the Fund’s proposed investment strategies.
Management Fees and Total Expenses
The Board considered the fees proposed to be charged to the Fund for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.
The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Projected Profitability
The Board also considered certain information relating to profitability for its services to other Virtus Funds that had been provided by VIA, as a proxy for evaluating the projected profitability to VIA and its affiliates for their services to the Fund. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of Virtus Funds, as well as its profits and those of its affiliates for managing and providing other services to the Virtus Funds, such as distribution, transfer agency and administrative services provided to the Virtus Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Virtus Funds. The Board reviewed the methodology used to allocate costs to each Virtus Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Virtus Funds was reasonable in light of the quality of the services rendered to the Virtus Funds by VIA and its affiliates.
In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR SMALL-MID CAP VALUE FUND BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 96 Portfolios	Private Investor (since 2021); Professor and Dean Emeritus (2015 to 2021), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 96 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 96 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip YOB: 1946 Served Since: 1993 106 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2021), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Advisory Board Member (since 2021), Virtus AllianzGI Convertible & Income 2024 Target Term Fund and Virtus AllianzGI Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (55 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (55 portfolios).
Walton, R. Keith. YOB: 1964 Served Since: 2020 96 Portfolios	Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure Partners.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 103 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020), Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 108 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee and President (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); and Chairman and Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (55 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Advisory Board Members
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Cogan, Sarah E. YOB: 1956 Served Since: 2021 103 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2018); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2019), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; and Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2021 103 Portfolios	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); Trustee, Stanford University (2010 to 2015); and Principal, LaLoop LLC, a retail accessories company (1999 to 2014).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (since 2013), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (12 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Managed Accounts Trust (5 portfolios); and Trustee (since 2011), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2021 103 Portfolios	Owner/Operator (since 1998), Drummond Ranch; formerly Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board;, Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus AllianzGI Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (12 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).
Moyer, William R. YOB: 1944 Served Since: 2020 96 Portfolios	Private investor (since 2004); and Financial and Operations Principal (2006 to 2017), Newcastle Distributors LLC (broker dealer).	Advisory Board Member (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Advisory Board Member (since 2020), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Advisory Board Member (since 2020) and Director (2016 to 2019), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Advisory Board Member (2020 to 2021) and Director (2014 to 2019), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Advisory Board Member (since 2020) and Trustee (2011 to 2019), Virtus Global Multi-Sector Income Fund; Advisory Board Member (since 2020) and Trustee (2013 to 2016), Virtus Alternative Solutions Trust (2 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Senior Vice President (since 2021), AllianzGI Closed-End Funds; Senior Vice President (since 2017) and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017) and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017) and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus AllianzGI Closed-End Funds; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Chief Financial Officer and Treasurer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Chief Financial Officer and Treasurer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President ( 2016 to 2021), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust; Director (since 2013), Virtus Global Funds, PLC; and Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Interim Chief Legal Officer, Senior Vice President and Assistant Secretary (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Interim Chief Legal Officer, Senior Vice President and Assistant Secretary (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Assistant Secretary, (since 2021), Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Interim Chief Legal Officer (since 2021), Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc.; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013) and Assistant Secretary (2013 to 2014 and 2017 to 2019), the former Virtus Total Return Fund Inc.; Interim Chief Legal Officer (since 2021), Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Interim Chief Legal Officer (since 2021), Senior Vice President (2013 to 2014), Vice President (2011 to 2013), Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (2015 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Interim Chief Legal Officer (since 2021), Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017); Vice President (2011 to 2017); and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President and Chief Compliance Officer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President and Chief Compliance Officer (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (2012 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021), Vice President (2014 to 2017) and Chief Compliance Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus Closed-End Funds; Senior Vice President (2018 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Senior Vice President (since 2018), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Executive Vice President, Product Management (since 2021), and Executive Vice President and Chief Operating Officer (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President (since 2021), Virtus Mutual Fund Family, Virtus Investment Trust, Virtus Strategy Trust, Virtus Global Multi-Sector Income Fund, and Virtus Total Return Fund Inc.; Executive Vice President (May to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

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VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8015	11-21

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

Effective October 1, 2021, the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions was amended. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

•

Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended September 30, 2020 and September 30, 2021 are $210,889 and $274,360, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended September 30, 2020 and September 30, 2021 are $17,185 and $20,402, respectively. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended September 30, 2020 and September 30, 2021 are $45,725 and $77,550, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended September 30, 2020 and September 30, 2021 are $0 and $0, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Equity Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Ms. Connie D. McDaniel, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended September 30, 2020 and September 30, 2021 are $62,910 and $97,952, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    12/7/21

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    12/7/21

*	Print the name and title of each signing officer under his or her signature.